Prudential Municipal Bond Fund
--------------------------------

PROSPECTUS DATED JULY 1, 1998
----------------------------------------------------------------

Prudential Municipal Bond Fund (the Fund) is an open-end, diversified, management investment company, or mutual fund, consisting of three separate portfolios--the High Income Series, the Insured Series and the Intermediate Series (collectively, the Series). The investment objectives of the Series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital and (iii) the objective of the Intermediate Series is to provide a high level of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. Although each Series will seek income that is eligible for exclusion from federal income taxes, a portion of the dividends and distributions paid by each Series (and, in particular, the High Income Series) may be treated as a preference item for purposes of the alternative minimum tax. Each Series seeks to achieve its objective through the separate investment policies described in this Prospectus. There can be no assurance that the Series' investment objectives will be achieved. See "How the Fund Invests--Investment Objectives and Policies."

Subject to the limitations described herein, each Series may utilize derivatives, including buying and selling futures contracts for the purpose of hedging its portfolio securities. See "How the Fund Invests--Investment Objectives and Policies."

THE HIGH INCOME SERIES MAY INVEST IN LOWER RATED BONDS, COMMONLY KNOWN AS JUNK BONDS. INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST, INCLUDING DEFAULT RISK, THAN HIGHER RATED BONDS. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS SERIES. See "How the Fund Invests--Investment Objectives and Policies--The High Income Series--Risk Factors Relating to Investing in High Yield Securities."

The Insured Series invests at least 70% of its assets in insured obligations under normal conditions. The insurance relates to the timely payment of principal and interest on portfolio investments and not to the shares of the Series.

The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and is available at the Web site of the Prudential Insurance Company of America (http://www.prudential.com). Additional information about the Fund has been filed with the Securities and Exchange Commission (the Commission) in a Statement of Additional Information, dated July 1, 1998, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.

--------------------------------------------------------------------------------

INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
REFERENCE.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

  The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.
  WHAT IS PRUDENTIAL MUNICIPAL BOND FUND?
    Prudential Municipal Bond Fund is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified, management investment company. The Fund is comprised of three separate portfolios--the High Income Series, the Insured Series and the Intermediate Series.

  WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
    The investment objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes. The investment objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The investment objective of the Intermediate Series is to provide a high level of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. Each Series seeks to achieve its objective through the separate investment policies described in this Prospectus. There can be no assurance that the Series' objectives will be achieved. See "How the Fund Invests--Investment Objectives and Policies" at page 18.

  WHAT ARE THE SERIES' RISK FACTORS AND SPECIAL CHARACTERISTICS?
    The High Income Series invests in high yield securities, commonly known as junk bonds, which may be considered speculative and are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations, as well as price volatility. The Insured Series invests primarily in insured municipal obligations. Although the insurance policies protect against the failure to make timely payment of principal and interest on the insured municipal obligations, the price of the municipal obligations and the stability of the Series' net asset value per share (NAV) are not insured. The Intermediate Series invests primarily in municipal obligations with maturities between 3 and 15 years and will have a dollar-weighted average portfolio maturity of more than 3 and less than 10 years. Generally, the yield earned on longer-term municipal obligations is greater than that earned on similar obligations with shorter maturities. However, obligations with longer maturities are subject to greater market risk due to larger fluctuations in value given specific changes in the level of interest rates relative to the value of shorter-term obligations. See "How the Fund Invests--Investment Objectives and Policies" at page 18. Each Series may purchase and sell derivatives, including certain financial futures contracts and options thereon, for hedging purposes. These activities may be considered speculative and may result in higher risks and costs to the Fund. See "How the Fund Invests--Hedging Strategies--Risks of Hedging Strategies" at page 25. As with an investment in any mutual fund, an investment in this Fund can decrease in value and you can lose money.

  WHO MANAGES THE FUND?
    Prudential Investments Fund Management LLC (PIFM or the Manager) is the Manager of the Fund and is compensated for its services at an annual rate of .50 of 1% of the average daily net assets of each Series up to $1 billion and .45 of 1% of the average daily net assets of each Series in excess of $1 billion. As of May 31, 1998, PIFM served as manager or administrator to 67 investment companies, including 45 mutual funds, with aggregate assets of approximately $65 billion. The Prudential Investment Corporation (PIC), doing business as Prudential Investments (the Subadviser) furnishes investment advisory services in connection with the management of the Fund under a Subadvisory Agreement with PIFM. See "How the Fund is Managed--Manager" at page 29.

  WHO DISTRIBUTES THE FUND'S SHARES?
    On and after July 1, 1998, Prudential Investment Management Services LLC (the Distributor), will act as the Distributor of the Fund's Class A, Class B, Class C and Class Z shares. Before July 1, 1998, Prudential Securities Incorporated (Prudential Securities) served as Distributor of Fund shares. Prudential Securities and Prudential Investment Management Services LLC are each referred to as the Distributor. The Distributor is paid an annual distribution and service fee which is currently being charged at the rate of .10 of 1% of the average daily net assets of the Class A shares of each Series, is paid an annual distribution and service fee which is currently being charged at the rate of .50 of 1% of the average daily net assets of the Class B shares of each Series and is paid an annual distribution and service fee which is currently being charged at the rate of .75 of 1% of the average daily net assets of the Class C shares of each Series. The Distributor incurs the expense of distributing the Fund's Class Z shares under a distribution agreement with the Fund, none of which is reimbursed or paid for by the Fund. See "How the Fund is Managed--Distributor" at page 29.

  WHAT IS THE MINIMUM INVESTMENT?

    The minimum initial investment is $1,000 for Class A and Class B shares per class and $5,000 for Class C shares. The minimum subsequent investment is $100 for Class A, Class B and Class C shares. Class Z shares are not subject to any minimum investment requirements. There is no minimum investment requirement for certain employee savings plans. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide--How to Buy Shares of the Fund" at page 37 and "Shareholder Guide--Shareholder Services" at page 46.

  HOW DO I PURCHASE SHARES?

    You may purchase shares of the Fund through the Distributor or brokers or dealers that have entered into agreements to act as participating or introducing brokers for the Distributor (Dealers), including Prudential Securities or Pruco Securities Incorporated (Prusec), or directly from the Fund through its transfer agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent). In each case, sales are made at the NAV next determined after receipt of your purchase order by the Transfer Agent, a Dealer or the Distributor, plus a sales charge which may be imposed either
  (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. Dealers may charge their customers a separate fee for handling purchase transactions. See "How the Fund Values its Shares" at page 32 and "Shareholder Guide--How to Buy Shares of the Fund" at page 37.

  WHAT ARE MY PURCHASE ALTERNATIVES?

    The Fund offers four classes of shares through this Prospectus:

     - Class A Shares:   Sold with an initial sales charge of up to 3% of
                         the offering price.

     - Class B Shares:   Sold without an initial sales charge but are
                         subject to a contingent deferred sales charge or CDSC (declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares (which are subject to lower ongoing distribution-related expenses) approximately seven years after purchase.

     - Class C Shares:   Sold without an initial sales charge and, for one
                         year after purchase, are subject to a 1% CDSC on redemptions. Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but, unlike Class B shares, do not convert to another class.

     - Class Z Shares:   Sold without either an initial sales charge or CDSC
                         to a limited group of investors. Class Z shares are not subject to any ongoing service or distribution expenses.

    See "Shareholder Guide--Alternative Purchase Plan" at page 38.

  HOW DO I SELL MY SHARES?

    You may redeem your shares at any time at the NAV next determined after your Dealer, the Distributor or the Transfer Agent receives your sell order. However, the proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. Dealers may charge their customers a separate fee for handling sale transactions. See "Shareholder Guide--How to Sell Your Shares" at page 41. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about selling their Class Z shares.

  HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

    The Fund expects to declare daily and pay monthly dividends of net investment income, if any, and make distributions of any net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of a Series at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 33.

                                 FUND EXPENSES
                               (FOR EACH SERIES)

                                          CLASS A SHARES           CLASS B SHARES (b)             CLASS C SHARES     CLASS Z SHARES
                                          --------------  -------------------------------------  -----------------  ----------------
SHAREHOLDER TRANSACTION EXPENSES (a)
  Maximum Sales Load Imposed on
   Purchases (as a percentage of
   offering price)......................        3%                        None                         None               None
  Maximum Sales Load Imposed on
   Reinvested Dividends.................       None                       None                         None               None
  Maximum Deferred Sales Load (as a
   percentage of original purchase price
   or redemption proceeds, whichever is
   lower)...............................       None       5% during the first year, decreasing   1% on redemptions        None
                                                          by 1% annually to 1% in the fifth and   made within one
                                                           sixth years and 0% the seventh year         year
                                                                                                    of purchase
  Redemption Fees.......................       None                       None                         None               None
  Exchange Fee..........................       None                       None                         None               None

                                      CLASS A SHARES              CLASS B SHARES                CLASS C SHARES      CLASS Z SHARES
                                      --------------   -------------------------------------   -----------------   ----------------
ANNUAL FUND OPERATING EXPENSES (c)
(as a percentage of average net assets)
  Management Fees:
    High Income Series (Before
     Waiver)........................       .50%                         .50%                          .50%               .50%
    Insured Series..................       .50                          .50                           .50                .50
    Intermediate Series.............       .50                          .50                           .50                .50
  12b-1 Fees (After Reduction):
    High Income Series..............       .10%(d)                      .50%                          .75%(d)            None
    Insured Series..................       .10(d)                       .50                           .75(d)             None
    Intermediate Series.............       .10(d)                       .50                           .75(d)             None
  Other Expenses:
    High Income Series..............       .07%                         .07%                          .07%               .07%
    Insured Series..................       .11                          .11                           .11                .11
    Intermediate Series.............       .73                          .73                           .73                .73
  Total Fund Operating Expenses
   (Before Waiver and After
   Reduction):
    High Income Series..............       .67%                        1.07%                         1.32%               .57%
    Insured Series..................       .71                         1.11                          1.36                .61
    Intermediate Series.............      1.33                         1.73                          1.98               1.23

---------------

(a) Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of each Series may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on each class of the Series rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Fund is Managed--Distributor."

(b) Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide--Conversion Feature-- Class B Shares."

(c) Based on expenses incurred during the fiscal year ended April 30, 1998, without taking into account the management fee waiver. At the current level of management fee waiver (10%) for the High Income Series, Management Fees for the High Income Series would be .45% for all classes and Total Fund Operating Expenses for Class A, B, C and Class Z shares would be .62%, 1.02%, 1.27% and .52%, respectively for the High Income Series. The expense information in the table with respect to the Insured and Intermediate Series has been restated to reflect current fees. Effective August 31, 1997, PIFM eliminated its management fee waiver (10%) with respect to the Insured and Intermediate Series. See "How the Fund is Managed--Fee Waivers and Subsidy."

(d) Although the Class A and Class C Distribution and Service Plans provide that the Fund may pay a distribution fee of up to .30 of 1% and up to 1% of the average daily net assets of the Class A and Class C shares, respectively, the Distributor may voluntarily waive all or a portion of the distribution fees as it may determine from time to time. Any such waivers may be terminated at any time without prior notice to shareholders. The fee table reflects the 12b-1 fees that are estimated to be incurred by the Fund during its current fiscal year. Total Fund Operating Expenses of the Class A and Class C shares without such waivers would be .87% and 1.57%, respectively, of the High Income Series, .91% and 1.61%, respectively, of the Insured Series and 1.53% and 2.23%, respectively, of the Intermediate Series. See "How the Fund is Managed--Distributor."

                                          1 YEAR   3 YEARS      5 YEARS       10 YEARS
                                          ------   -------   --------------   --------
EXAMPLE (EACH SERIES)
You would pay the following expenses on
  a $1,000 investment, assuming (1) 5%
  annual return and (2) redemption at
  the end of each time period:
  High Income Series
    Class A.............................   $36       $49            $ 64        $105
    Class B.............................   $60       $62            $ 66        $108
    Class C.............................   $23       $40            $ 70        $153
    Class Z.............................   $ 5       $17            $ 29        $ 70
  Insured Series
    Class A.............................   $37       $51            $ 67        $113
    Class B.............................   $61       $65            $ 70        $116
    Class C.............................   $24       $42            $ 73        $161
    Class Z.............................   $ 6       $19            $ 33        $ 79
  Intermediate Series
    Class A.............................   $43       $70            $100        $183
    Class B.............................   $67       $84            $103        $186
    Class C.............................   $30       $62            $106        $229
    Class Z.............................   $12       $38            $ 66        $151
You would pay the following expenses on
  the same investment, assuming no
  redemption:
  High Income Series
    Class A.............................   $36       $49            $ 64        $105
    Class B.............................   $10       $32            $ 56        $108
    Class C.............................   $13       $40            $ 70        $153
    Class Z.............................   $ 5       $17            $ 29        $ 70
  Insured Series
    Class A.............................   $37       $51            $ 67        $113
    Class B.............................   $11       $35            $ 60        $116
    Class C.............................   $14       $42            $ 73        $161
    Class Z.............................   $ 6       $19            $ 33        $ 79
  Intermediate Series
    Class A.............................   $43       $70            $100        $183
    Class B.............................   $17       $54            $ 93        $186
    Class C.............................   $20       $62            $106        $229
    Class Z.............................   $12       $38            $ 66        $151

---------------

   The above examples are based on data for the Fund's fiscal year ended April 30, 1998. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Series, such as Trustees' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (HIGH INCOME SERIES - CLASS A SHARES)

  The following financial highlights, for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                   HIGH INCOME SERIES
                      ------------------------------------------------------------------------------------------------------------
                                                                        CLASS A
                      ------------------------------------------------------------------------------------------------------------
                                                                                                                      JANUARY 22,
                                                                                                                        1990(a)
                                                         YEARS ENDED APRIL 30,                                          THROUGH
                      -------------------------------------------------------------------------------------------      APRIL 30,
                        1998         1997         1996         1995      1994      1993        1992        1991           1990
                      --------     --------     --------     --------   -------   -------     -------     -------     ------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
  period............  $  10.84     $  10.70     $  10.72     $  10.74   $ 11.14   $ 10.68     $ 10.45     $ 10.33     $10.58
                      --------     --------     --------     --------   -------   -------     -------     -------     ------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income............       .67(d)       .70(d)       .72(d)       .72(d)     .72      .77         .77(d)      .79(d)     .23(d)
Net realized and
  unrealized gain
  (loss) on
  investment
  transactions......       .47          .14         (.02)        (.02)     (.39)      .46         .23         .12       (.25)
                      --------     --------     --------     --------   -------   -------     -------     -------     ------
Total from
  investment
  operations........      1.14          .84          .70          .70       .33      1.23        1.00         .91       (.02)
                      --------     --------     --------     --------   -------   -------     -------     -------     ------

LESS DISTRIBUTIONS
Dividends from net
  investment
  income............      (.67)        (.70)        (.72)        (.72)     (.72)     (.77)       (.77)       (.79)      (.23)
Distributions from
  capital gains.....        --           --           --           --      (.01)       --          --          --         --
                      --------     --------     --------     --------   -------   -------     -------     -------     ------
Total
  distributions.....      (.67)        (.70)        (.72)        (.72)     (.73)     (.77)       (.77)       (.79)      (.23)
                      --------     --------     --------     --------   -------   -------     -------     -------     ------
Net asset value, end
  of period.........  $  11.31     $  10.84     $  10.70     $  10.72   $ 10.74   $ 11.14     $ 10.68     $ 10.45     $10.33
                      --------     --------     --------     --------   -------   -------     -------     -------     ------
                      --------     --------     --------     --------   -------   -------     -------     -------     ------

TOTAL RETURN (b):...     10.80%        8.03%        6.55%        6.90%     2.88%    11.90%       9.82%       9.14%     (1.49)%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000)......  $421,503     $334,062     $223,073     $115,501   $54,491   $43,529     $24,725     $15,089     $3,905
Average net assets
  (000).............  $381,735     $294,940     $162,329     $ 65,207   $52,982   $31,658     $19,702     $11,594     $1,914
Ratios to average
  net assets:
  Expenses,
   including
   distribution
   fees.............      0.62%(d)     0.64%(d)     0.64%(d)     0.69%(d)    0.69%    0.74%      0.65%(d)    0.60%(d)   0.60%(c)(d)
  Expenses,
   excluding
   distribution
   fees.............      0.52%(d)     0.54%(d)     0.54%(d)     0.59%(d)    0.59%    0.64%      0.55%(d)    0.50%(d)   0.50%(c)(d)
  Net investment
   income...........      6.03%(d)     6.44%(d)     6.58%(d)     6.83%(d)    6.42%    7.04%      7.25%(d)    7.62%(d)   8.17%(c)(d)
Portfolio turnover
  rate..............        13%          26%          35%          39%       36%       27%         34%         29%        44%

-----------------

   (a)  Commencement of offering of Class A shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (HIGH INCOME SERIES - CLASS B SHARES)

  The following financial highlights, for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class B share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                              HIGH INCOME SERIES
                                                    ----------------------------------------------------------------------
                                                                                   CLASS B
                                                    ----------------------------------------------------------------------
                                                                            YEARS ENDED APRIL 30,
                                                    ----------------------------------------------------------------------
                                                       1998           1997           1996           1995           1994
                                                    ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............  $    10.84     $    10.69     $    10.72     $    10.74     $    11.14
                                                    ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................         .63(b)         .66(b)         .68(b)         .68(b)         .68
Net realized and unrealized gain (loss) on
  investment transactions.........................         .47            .15           (.03)          (.02)          (.39)
                                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations..................        1.10            .81            .65            .66            .29
                                                    ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
Dividends from net investment income..............        (.63)          (.66)          (.68)          (.68)          (.68)
Distributions from capital gains..................          --             --             --             --           (.01)
                                                    ----------     ----------     ----------     ----------     ----------
Total distributions...............................        (.63)          (.66)          (.68)          (.68)          (.69)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, end of period....................  $    11.31     $    10.84     $    10.69     $    10.72     $    10.74
                                                    ----------     ----------     ----------     ----------     ----------
                                                    ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (a):.................................       10.36%          7.71%          6.12%          6.37%          2.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................  $  669,223     $  665,525     $  799,048     $  934,725     $1,099,640
Average net assets (000)..........................  $  669,132     $  725,305     $  900,115     $1,024,132     $1,132,653
Ratios to average net assets:
  Expenses, including distribution fees...........        1.02%(b)       1.04%(b)       1.04%(b)       1.09%(b)       1.09%
  Expenses, excluding distribution fees...........        0.52%(b)       0.54%(b)       0.54%(b)       0.59%(b)       0.58%
  Net investment income...........................        5.63%(b)       6.05%(b)       6.19%(b)       6.37%(b)       6.02%
Portfolio turnover rate...........................          13%            26%            35%            39%            36%


                                                       1993           1992           1991           1990           1989
                                                    ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............  $    10.68     $    10.45     $    10.34     $    10.56     $    10.13
                                                    ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................         .73            .73(b)         .75(b)         .79(b)         .86(b)
Net realized and unrealized gain (loss) on
  investment transactions.........................         .46            .23            .11           (.17)           .45
                                                    ----------     ----------     ----------     ----------     ----------
Total from investment operations..................        1.19            .96            .86            .62           1.31
                                                    ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
Dividends from net investment income..............        (.73)          (.73)          (.75)          (.79)          (.86)
Distributions from capital gains..................          --             --             --           (.05)          (.02)
                                                    ----------     ----------     ----------     ----------     ----------
Total distributions...............................        (.73)          (.73)          (.75)          (.84)          (.88)
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, end of period....................  $    11.14     $    10.68     $    10.45     $    10.34     $    10.56
                                                    ----------     ----------     ----------     ----------     ----------
                                                    ----------     ----------     ----------     ----------     ----------
TOTAL RETURN (a):.................................       11.47%          9.40%          8.59%          6.04%         13.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................  $1,028,480     $  803,838     $  701,483     $  622,970     $  549,426
Average net assets (000)..........................  $  893,203     $  759,779     $  667,751     $  549,485     $  185,367
Ratios to average net assets:
  Expenses, including distribution fees...........        1.14%          1.05%(b)       1.00%(b)       0.83%(b)       0.27%(b)

  Expenses, excluding distribution fees...........         .64%          0.55%(b)       0.50%(b)       0.33%(b)       0.12%(b)

  Net investment income...........................        6.66%          6.85%(b)       7.22%(b)       7.24%(b)       7.26%(b)

Portfolio turnover rate...........................          27%            34%            29%            44%            17%


-----------------

   (a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

   (b) Net of expense subsidy, fee waivers and distribution fee deferrals. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (HIGH INCOME SERIES - CLASS C SHARES)

  The following financial highlights for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the year ended April 30, 1996 and for the period from August 1, 1994 through April 30, 1995. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class C share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                              HIGH INCOME SERIES
                                                    --------------------------------------
                                                                   CLASS C
                                                    --------------------------------------
                                                                                AUGUST 1,
                                                                                 1994(a)
                                                      YEAR ENDED APRIL 30,       THROUGH
                                                    -------------------------   APRIL 30,
                                                     1998     1997     1996       1995
                                                    -------  -------  -------  -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............  $ 10.84  $ 10.69  $ 10.72  $10.79
                                                    -------  -------  -------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (d).........................      .61      .63      .65     .49
Net realized and unrealized gain (loss) on
  investment transactions.........................      .47      .15     (.03)   (.07)
                                                    -------  -------  -------  -----------
Total from investment operations..................     1.08      .78      .62     .42
                                                    -------  -------  -------  -----------
LESS DISTRIBUTIONS
Dividends from net investment income..............     (.61)    (.63)    (.65)   (.49)
                                                    -------  -------  -------  -----------
Net asset value, end of period....................  $ 11.31  $ 10.84  $ 10.69  $10.72
                                                    -------  -------  -------  -----------
                                                    -------  -------  -------  -----------
TOTAL RETURN (b):.................................    10.09%    7.44%    5.86%   3.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................  $20,554  $ 9,563  $ 6,471  $3,208
Average net assets (000)..........................  $14,932  $ 8,060  $ 5,608  $1,385
Ratios to average net assets:
  Expenses, including distribution fees (d).......     1.27%    1.29%    1.29%   1.34%(c)
  Expenses, excluding distribution fees (d).......     0.52%    0.54%    0.54%   0.59%(c)
  Net investment income (d).......................     5.39%    5.80%    5.93%   6.34%(c)
Portfolio turnover rate...........................       13%      26%      35%     39%

-------------

  (a)  Commencement of offering of Class C shares.

  (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

  (c)  Annualized.

  (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                     (HIGH INCOME SERIES - CLASS Z SHARES)

  The following financial highlights for the Class Z shares for the fiscal year ended April 30, 1998 and for the period from September 16, 1996 through April 30, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class Z share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                        HIGH INCOME SERIES
                                                    ---------------------------
                                                              CLASS Z
                                                    ---------------------------
                                                                 SEPTEMBER 16,
                                                    YEAR ENDED      1996(a)
                                                    APRIL 30,       THROUGH
                                                       1998      APRIL 30, 1997
                                                    ----------   --------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............  $ 10.83          $10.79
                                                    ----------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (d).........................      .68             .45
Net realized and unrealized gain (loss) on
  investment transactions.........................      .47             .04
                                                    ----------       ------
Total from investment operations..................     1.15             .49
                                                    ----------       ------
LESS DISTRIBUTIONS
Dividends from net investment income..............     (.68)           (.45)
                                                    ----------       ------
Net asset value, end of period....................  $ 11.30          $10.83
                                                    ----------       ------
                                                    ----------       ------
TOTAL RETURN(b):..................................    10.91%           4.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................  $ 9,919          $2,719
Average net assets (000)..........................  $ 6,064          $  704
Ratios to average net assets:
  Expenses (d)....................................     0.52%           0.54%(c)
  Net investment income (d).......................     6.14%           6.55%(c)
Portfolio turnover rate...........................       13%             26%

------------

  (a)  Commencement of offering of Class Z shares.

  (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

  (c)  Annualized.

  (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                       (INSURED SERIES - CLASS A SHARES)

  The following financial highlights, for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                    INSURED SERIES
                      ----------------------------------------------------------------------------------------------------------
                                                                       CLASS A
                      ----------------------------------------------------------------------------------------------------------
                                                                                                                    JANUARY 22,
                                                                                                                      1990(a)
                                                        YEARS ENDED APRIL 30,                                         THROUGH
                      -----------------------------------------------------------------------------------------      APRIL 30,
                        1998         1997         1996        1995        1994      1993      1992        1991          1990
                      --------     --------     --------     -------     -------   -------   -------     ------     ------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
  period............  $  10.90     $  10.94     $  10.83     $ 10.71     $ 11.44   $ 10.98   $ 10.76     $10.25     $  10.51
                      --------     --------     --------     -------     -------   -------   -------     ------       ------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income............       .53(d)       .55(d)       .58(d)      .58(d)      .58       .61       .66(d)     .67(d)       .18(d)
Net realized and
  unrealized gain
  (loss) on
  investment
  transactions......       .40          .08          .11         .12        (.43)      .73       .24        .54         (.26)
                      --------     --------     --------     -------     -------   -------   -------     ------       ------
Total from
  investment
  operations........       .93          .63          .69         .70         .15      1.34       .90       1.21         (.08)
                      --------     --------     --------     -------     -------   -------   -------     ------       ------
LESS DISTRIBUTIONS
Dividends from net
  investment
  income............      (.53)        (.55)        (.58)       (.58)       (.58)     (.61)     (.66)      (.67)        (.18)
Distributions in
  excess of net
  investment
  income............        --(e)      (.01)          --          --          --        --        --         --           --
Distributions from
  capital gains.....      (.25)        (.11)          --          --        (.30)     (.27)     (.02)      (.03)          --
                      --------     --------     --------     -------     -------   -------   -------     ------       ------
Total
  distributions.....      (.78)        (.67)        (.58)       (.58)       (.88)     (.88)     (.68)      (.70)        (.18)
                      --------     --------     --------     -------     -------   -------   -------     ------       ------
Net asset value, end
  of period.........  $  11.05     $  10.90     $  10.94     $ 10.83     $ 10.71   $ 11.44   $ 10.98     $10.76     $  10.25
                      --------     --------     --------     -------     -------   -------   -------     ------       ------
                      --------     --------     --------     -------     -------   -------   -------     ------       ------
TOTAL RETURN (b):...      8.67%        5.74%        6.47%       6.73%       1.04%    12.68%     8.59%     11.86%       (3.37)%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000)......  $224,409     $208,411     $139,548     $75,800     $30,669   $30,098   $19,177     $7,630     $  2,700
Average net assets
  (000).............  $222,115     $187,371     $102,456     $39,471     $32,309   $24,589   $12,731     $5,164     $  1,280
Ratios to average
  net assets:
  Expenses,
   including
   distribution
   fees.............      0.69%(d)     0.68%(d)     0.68%(d)    0.74%(d)    0.71%     0.72%     0.62%(d)   0.61%(d)     0.62%(c)(d)
  Expenses,
   excluding
   distribution
   fees.............      0.59%(d)     0.58%(d)     0.58%(d)    0.64%(d)    0.61%     0.62%     0.52%(d)   0.51%(d)     0.52%(c)(d)
  Net investment
   income...........      4.75%(d)     4.95%(d)     5.20%(d)    5.45%(d)    5.09%     5.46%     6.06%(d)   6.38%(d)     6.64%(c)(d)
Portfolio turnover
  rate..............        85%         110%          68%         64%        105%       85%       56%        51%          82%

-----------------

   (a)  Commencement of offering of Class A shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

   (e)  Less than $.005 per share.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                       (INSURED SERIES - CLASS B SHARES)

  The following financial highlights, with respect to the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class B share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                              INSURED SERIES
                                                       ------------------------------------------------------------
                                                                                 CLASS B
                                                       ------------------------------------------------------------
                                                                          YEARS ENDED APRIL 30,
                                                       ------------------------------------------------------------
                                                         1998         1997         1996         1995         1994
                                                       --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............     $  10.91     $  10.95     $  10.84     $  10.71     $  11.44
                                                       --------     --------     --------     --------     --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................          .49(b)       .50(b)       .54(b)       .54(b)       .54
Net realized and unrealized gain (loss) on
  investment transactions.........................          .40          .08          .11          .13         (.43)
                                                       --------     --------     --------     --------     --------
Total from investment operations..................          .89          .58          .65          .67          .11
                                                       --------     --------     --------     --------     --------

LESS DISTRIBUTIONS
Dividends from net investment income..............         (.49)        (.50)        (.54)        (.54)        (.54)
Distributions in excess of net investment
  income..........................................           --(c)      (.01)          --           --           --
Distributions from capital gains..................         (.25)        (.11)          --           --         (.30)
                                                       --------     --------     --------     --------     --------
Total distributions...............................         (.74)        (.62)        (.54)        (.54)        (.84)
                                                       --------     --------     --------     --------     --------
Net asset value, end of period....................     $  11.06     $  10.91     $  10.95     $  10.84     $  10.71
                                                       --------     --------     --------     --------     --------
                                                       --------     --------     --------     --------     --------

TOTAL RETURN (a):.................................         8.23%        5.32%        6.04%        6.40%        0.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................     $236,370     $298,005     $443,391     $567,648     $740,447
Average net assets (000)..........................     $270,553     $365,891     $524,452     $660,237     $807,794
Ratios to average net assets:
  Expenses, including distribution fees...........         1.09%(b)     1.08%(b)     1.08%(b)     1.14%(b)     1.11%
  Expenses, excluding distribution fees...........         0.59%(b)     0.58%(b)     0.58%(b)     0.64%(b)     0.61%
  Net investment income...........................         4.35%(b)     4.54%(b)     4.80%(b)     4.99%(b)     4.69%
Portfolio turnover rate...........................           85%         110%          68%          64%         105%


                                                         1993         1992         1991         1990         1989
                                                       --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............     $  10.99     $  10.76     $  10.25     $  10.54     $  10.18
                                                       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................          .56          .62(b)       .63(b)       .67(b)       .76(b)
Net realized and unrealized gain (loss) on
  investment transactions.........................          .72          .25          .54         (.22)         .42
                                                       --------     --------     --------     --------     --------
Total from investment operations..................         1.28          .87         1.17          .45         1.18
                                                       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
Dividends from net investment income..............         (.56)        (.62)        (.63)        (.67)        (.76)
Distributions in excess of net investment
  income..........................................           --           --           --           --           --
Distributions from capital gains..................         (.27)        (.02)        (.03)        (.07)        (.06)
                                                       --------     --------     --------     --------     --------
Total distributions...............................         (.83)        (.64)        (.66)        (.74)        (.82)
                                                       --------     --------     --------     --------     --------
Net asset value, end of period....................     $  11.44     $  10.99     $  10.76     $  10.25     $  10.54
                                                       --------     --------     --------     --------     --------
                                                       --------     --------     --------     --------     --------
TOTAL RETURN (a):.................................        12.14%        8.24%       11.43%        4.36%       11.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................     $770,060     $638,451     $578,412     $497,139     $447,101
Average net assets (000)..........................     $705,846     $609,516     $537,275     $446,904     $160,158
Ratios to average net assets:
  Expenses, including distribution fees...........         1.12%        1.02%(b)     1.01%(b)     0.85%(b)     0.22%(b)
  Expenses, excluding distribution fees...........         0.62%        0.52%(b)     0.51%(b)     0.35%(b)     0.13%(b)
  Net investment income...........................         5.06%        5.66%(b)     5.98%(b)     6.07%(b)     6.52%(b)
Portfolio turnover rate...........................           85%          56%          51%          82%          87%

-----------------

   (a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

   (b) Net of expense subsidy, fee waivers and distribution fee deferrals. See "Manager" in the Statement of Additional Information.

   (c)  Less than $.005 per share.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                       (INSURED SERIES - CLASS C SHARES)

  The following financial highlights, for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the year ended April 30, 1996 and the period August 1, 1994 through April 30, 1995. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class C share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                        INSURED SERIES
                                                           ----------------------------------------
                                                                            CLASS C
                                             ---------------------------------------------------------------------
                                                       YEAR ENDED APRIL 30,                  AUGUST 1, 1994(a)
                                             ----------------------------------------        THROUGH APRIL 30,
                                                1998           1997           1996                  1995
                                             ----------     ----------     ----------     ------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....     $    10.91     $    10.95     $    10.84             $ 10.79
                                             ----------     ----------     ----------              ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................            .46(d)         .48(d)         .51(d)              .39(d)
Net realized and unrealized gain (loss)
  on investment transactions............            .40            .08            .11                 .05
                                             ----------     ----------     ----------              ------
Total from investment operations........            .86            .56            .62                 .44
                                             ----------     ----------     ----------              ------
LESS DISTRIBUTIONS
Dividends from net investment income....           (.46)          (.48)          (.51)               (.39)
Distributions in excess of net
  investment income.....................             --(e)        (.01)            --                  --
Distributions from capital gains........           (.25)          (.11)            --                  --
                                             ----------     ----------     ----------              ------
Total distributions.....................           (.71)          (.60)          (.51)               (.39)
                                             ----------     ----------     ----------              ------
Net asset value, end of period..........     $    11.06     $    10.91     $    10.95             $ 10.84
                                             ----------     ----------     ----------              ------
                                             ----------     ----------     ----------              ------
TOTAL RETURN (b):.......................           7.96%          5.06%          5.78%               4.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........     $    1,509     $      888     $    1,137             $   525
Average net assets (000)................     $    1,142     $      973     $      827             $   224
RATIOS TO AVERAGE NET ASSETS:
  Expenses, including distribution
   fees.................................           1.34%(d)       1.33%(d)       1.33%(d)            1.39%(c)(d)
  Expenses, excluding distribution
   fees.................................           0.59%(d)       0.58%(d)       0.58%(d)            0.64%(c)(d)
  Net investment income.................           4.11%(d)       4.29%(d)       4.56%(d)            4.92%(c)(d)
Portfolio turnover rate.................             85%           110%            68%                 64%

---------------

   (a)  Commencement of offering of Class C shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

   (e)  Less than $.005 per share.

                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                       (INSURED SERIES - CLASS Z SHARES)

  The following financial highlights for the Class Z shares for the fiscal year ended April 30, 1998 and for the period from September 16, 1996 through April 30, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class Z share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                            INSURED SERIES
                                                                   ---------------------------------
                                                                                CLASS Z
                                                                   ---------------------------------
                                                                                     SEPTEMBER 16,
                                                                    YEAR ENDED          1996(a)
                                                                     APRIL 30,          THROUGH
                                                                       1998         APRIL 30, 1997
                                                                   -------------   -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................  $   10.91       $    11.05
                                                                      ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................................        .54(d)           .36(d)
Net realized and unrealized gain (loss) on investment
  transactions...................................................        .39             (.02)
                                                                      ------           ------
Total from investment operations.................................        .93              .34
                                                                      ------           ------
LESS DISTRIBUTIONS
Dividends from net investment income.............................       (.54)            (.36)
Distributions in excess of net investment income.................         --(e)          (.01)
Distributions from capital gains.................................       (.25)            (.11)
                                                                      ------           ------
Total distributions..............................................       (.79)            (.48)
                                                                      ------           ------
Net asset value, end of period...................................  $   11.05       $    10.91
                                                                      ------           ------
                                                                      ------           ------
TOTAL RETURN (b):................................................       8.68%            2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................................       $418              $15
Average net assets (000).........................................       $173              $10
Ratios to average net assets:
  Expenses.......................................................       0.60%(d)         0.58%(c)(d)
  Net investment income..........................................       4.92%(d)         4.18%(c)(d)
Portfolio turnover rate..........................................         85%             110%

-------------

  (a)  Commencement of offering of Class Z shares.

  (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

  (c)  Annualized.

  (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

  (e)  Less than $.005 per share.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (INTERMEDIATE SERIES - CLASS A SHARES)

  The following financial highlights, with respect to the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                    INTERMEDIATE SERIES
                         ----------------------------------------------------------------------------------------------------------
                                                                          CLASS A
                         ----------------------------------------------------------------------------------------------------------
                                                                                                                       JANUARY 22,
                                                                                                                         1990(a)
                                                           YEARS ENDED APRIL 30,                                         THROUGH
                         -----------------------------------------------------------------------------------------      APRIL 30,
                          1998        1997        1996        1995        1994      1993        1992        1991           1990
                         -------     -------     -------     -------     -------   -------     -------     -------     ------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
  period...............  $ 10.59     $ 10.65     $ 10.45     $ 10.67     $ 11.08   $ 10.59     $ 10.48     $  9.98     $10.21
                         -------     -------     -------     -------     -------   -------     -------     -------     ------

INCOME FROM INVESTMENT
  OPERATIONS
Net investment
  income...............      .43(d)      .46(d)      .47(d)      .51(d)      .53       .54(d)      .57(d)      .59(d)     .18(d)
Net realized and
  unrealized gain
  (loss) on investment
  transactions.........      .28        (.05)        .20        (.03)       (.19)      .60         .26         .50       (.23)
                         -------     -------     -------     -------     -------   -------     -------     -------     ------
Total from investment
  operations...........      .71         .41         .67         .48         .34      1.14         .83        1.09       (.05)
                         -------     -------     -------     -------     -------   -------     -------     -------     ------

LESS DISTRIBUTIONS
Dividends from net
  investment income....     (.43)       (.46)       (.47)       (.51)       (.53)     (.54)       (.57)       (.59)      (.18)
Distributions in excess
  of net investment
  income...............       --        (.01)         --        (.01)         --        --          --          --         --
Distributions from
  capital gains........     (.06)         --          --        (.18)       (.22)     (.11)       (.15)         --         --
                         -------     -------     -------     -------     -------   -------     -------     -------     ------
Total distributions....     (.49)       (.47)       (.47)       (.70)       (.75)     (.65)       (.72)       (.59)      (.18)
                         -------     -------     -------     -------     -------   -------     -------     -------     ------
Net asset value, end of
  period...............   $10.81      $10.59      $10.65      $10.45     $ 10.67   $ 11.08     $ 10.59     $ 10.48     $ 9.98
                         -------     -------     -------     -------     -------   -------     -------     -------     ------
                         -------     -------     -------     -------     -------   -------     -------     -------     ------

TOTAL RETURN (b):......     6.76%       3.86%       6.48%       4.52%       2.83%    11.13%       8.14%      11.20%     (2.49)%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000).........  $13,126     $13,740     $12,552     $10,507      $5,810    $3,594      $1,424        $397       $164
Average net assets
  (000)................  $13,591     $13,487     $12,604      $7,742      $4,981    $1,883       $ 599        $305        $80
Ratios to average net
  assets:
  Expenses, including
   distribution fees...     1.31%(d)    1.15%(d)    1.16%(d)    1.05%(d)    1.00%     1.06%(d)    1.06%(d)    0.92%(d)   0.63%(c)(d)
  Expenses, excluding
   distribution fees...     1.21%(d)    1.05%(d)    1.06%(d)    0.95%(d)    0.90%     0.96%(d)    0.96%(d)    0.82%(d)   0.53%(c)(d)
  Net investment
   income..............     3.99%(d)    4.30%(d)    4.36%(d)    4.75%(d)    4.63%     5.09%(d)    5.41%(d)    5.92%(d)   6.26%(c)(d)
Portfolio turnover
  rate.................       54%         46%         35%         30%         55%       22%         78%        128%        91%

-----------------

   (a)  Commencement of offering of Class A shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (INTERMEDIATE SERIES - CLASS B SHARES)

  The following financial highlights, with respect to the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class B share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                      INTERMEDIATE SERIES
                                                    -------------------------------------------------------
                                                                            CLASS B
                                                    -------------------------------------------------------
                                                                     YEARS ENDED APRIL 30,
                                                    -------------------------------------------------------
                                                     1998        1997        1996        1995        1994
                                                    -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............  $ 10.59     $ 10.65     $ 10.45     $ 10.68     $ 11.09
                                                    -------     -------     -------     -------     -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................      .39(b)      .42(b)      .43(b)      .45(b)      .48
Net realized and unrealized gain (loss) on
  investment transactions.........................      .28        (.05)        .20        (.04)       (.19)
                                                    -------     -------     -------     -------     -------
Total from investment operations..................      .67         .37         .63         .41         .29
                                                    -------     -------     -------     -------     -------

LESS DISTRIBUTIONS
Dividends from net investment income..............     (.39)       (.42)       (.43)       (.45)       (.48)
Distributions in excess of net investment
  income..........................................       --        (.01)         --        (.01)         --
Distributions from capital gains..................     (.06)         --          --        (.18)       (.22)
                                                    -------     -------     -------     -------     -------
Total distributions...............................     (.45)       (.43)       (.43)       (.64)       (.70)
                                                    -------     -------     -------     -------     -------
Net asset value, end of period....................  $ 10.81     $ 10.59     $ 10.65     $ 10.45     $ 10.68
                                                    -------     -------     -------     -------     -------
                                                    -------     -------     -------     -------     -------

TOTAL RETURN (a):.................................     6.33%       3.44%       6.05%       3.99%       2.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................  $24,017     $29,980     $40,550     $51,039     $65,215
Average net assets (000)..........................  $27,175     $35,221     $46,127     $60,174     $59,811
Ratios to average net assets:
  Expenses, including distribution fees...........     1.71%(b)    1.55%(b)    1.56%(b)    1.45%(b)    1.40%
  Expenses, excluding distribution fees...........     1.21%(b)    1.05%(b)    1.06%(b)    0.95%(b)    0.90%
  Net investment income...........................     3.59%(b)    3.89%(b)    3.96%(b)    4.35%(b)    4.23%
Portfolio turnover rate...........................       54%         46%         35%         30%         55%


                                                        1993        1992        1991        1990        1989
                                                       -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............     $ 10.60     $ 10.48     $  9.98     $ 10.17     $ 10.14
                                                       -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................         .50(b)      .53(b)      .56(b)      .62(b)      .70(b)
Net realized and unrealized gain (loss) on
  investment transactions.........................         .60         .27         .50        (.16)        .09
                                                       -------     -------     -------     -------     -------
Total from investment operations..................        1.10         .80        1.06         .46         .79
                                                       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
Dividends from net investment income..............        (.50)       (.53)       (.56)       (.62)       (.70)
Distributions in excess of net investment
  income..........................................          --          --          --          --          --
Distributions from capital gains..................        (.11)       (.15)         --        (.03)       (.06)
                                                       -------     -------     -------     -------     -------
Total distributions...............................        (.61)       (.68)       (.56)       (.65)       (.76)
                                                       -------     -------     -------     -------     -------
Net asset value, end of period....................     $ 11.09     $ 10.60     $ 10.48     $  9.98     $ 10.17
                                                       -------     -------     -------     -------     -------
                                                       -------     -------     -------     -------     -------
TOTAL RETURN (a):.................................       10.62%       7.68%      10.82%       4.61%       8.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................     $57,049     $45,401     $45,401     $47,838     $45,362
Average net assets (000)..........................     $50,154     $44,439     $46,521     $46,246     $30,515
Ratios to average net assets:
  Expenses, including distribution fees...........        1.46%(b)    1.46%(b)    1.32%(b)    0.83%(b)    0.15%(b)
  Expenses, excluding distribution fees...........        0.96%(b)    0.96%(b)    0.82%(b)    0.33%(b)    0.05%(b
  Net investment income...........................        4.69%(b)    5.01%(b)    5.52%(b)    6.03%(b)    6.59%(b)
Portfolio turnover rate...........................          22%         78%        128%         91%        135%

-----------------

   (a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

   (b) Net of expense subsidy, fee waivers and distribution fee deferrals. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (INTERMEDIATE SERIES - CLASS C SHARES)

  The following financial highlights, with respect to the fiscal years ended April 30, 1997 and 1998 have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the year ended April 30, 1996 and the period August 1, 1994 through April 30, 1995. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class C share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                           INTERMEDIATE SERIES
                                                    -----------------------------------------------------------------
                                                                                 CLASS C
                                                    -----------------------------------------------------------------
                                                              YEAR ENDED APRIL 30,                AUGUST 1, 1994(a)
                                                    ----------------------------------------      THROUGH APRIL 30,
                                                       1998           1997           1996                1995
                                                    ----------     ----------     ----------     --------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............  $    10.59     $    10.65     $    10.45           $ 10.54
                                                    ----------     ----------     ----------            ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................         .36(d)         .39(d)         .40(d)            .35(d)
Net realized and unrealized gain (loss) on
  investment transactions.........................         .28           (.05)           .20              (.08)
                                                    ----------     ----------     ----------            ------
  Total from investment operations................         .64            .34            .60               .27
                                                    ----------     ----------     ----------            ------

LESS DISTRIBUTIONS
Dividends from net investment income..............        (.36)          (.39)          (.40)             (.35)
Distributions in excess of net investment
  income..........................................          --           (.01)            --              (.01)
Distributions from capital gains..................        (.06)        --             --              --
                                                    ----------     ----------     ----------            ------
Total distributions...............................        (.42)          (.40)          (.40)             (.36)
                                                    ----------     ----------     ----------            ------
Net asset value, end of period....................  $    10.81     $    10.59     $    10.65           $ 10.45
                                                    ----------     ----------     ----------            ------
                                                    ----------     ----------     ----------            ------

TOTAL RETURN (b):.................................        6.07%          3.17%          5.79%             2.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................  $      449     $      257     $      225           $   167
Average net assets (000)..........................  $      381     $      149     $      197           $    28
Ratios to average net assets:
  Expenses, including distribution fees...........        1.96%(d)       1.80%(d)       1.81%(d)          1.81%(c)(d)
  Expenses, excluding distribution fees...........        1.21%(d)       1.05%(d)       1.06%(d)          1.06%(c)(d)
  Net investment income...........................        3.33%(d)       3.65%(d)       3.71%(d)          4.34%(c)(d)
Portfolio turnover rate...........................          54%            46%            35%               30%

-----------------

   (a)  Commencement of offering of Class C shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                     (INTERMEDIATE SERIES - CLASS Z SHARES)

  The following financial highlights for the Class Z shares for the fiscal year ended April 30, 1998 and for the period September 1996 through April 30, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class Z share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                                       INTERMEDIATE SERIES
                                                                             ----------------------------------------
                                                                                             CLASS Z
                                                                             ----------------------------------------
                                                                                                    SEPTEMBER 16,
                                                                                                       1996(a)
                                                                               YEAR ENDED              THROUGH
                                                                             APRIL 30, 1998         APRIL 30, 1997
                                                                             --------------      --------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......................................     $ 10.59                $ 10.63
                                                                                 ------                 ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income......................................................         .44(d)                 .31(d)
Net realized and unrealized gain (loss) on investment transactions.........         .28                   (.03)
                                                                                 ------                 ------
Total from investment operations...........................................         .72                    .28
                                                                                 ------                 ------
LESS DISTRIBUTIONS
Dividends from net investment income.......................................        (.44)                  (.31)
Distributions in excess of net investment income...........................          --                   (.01)
Distributions from capital gains                                                   (.06)                    --
                                                                                 ------                 ------
Total distributions........................................................        (.50)                  (.32)
                                                                                 ------                 ------
Net asset value, end of period.............................................     $ 10.81                $ 10.59
                                                                                 ------                 ------
                                                                                 ------                 ------
TOTAL RETURN(b):...........................................................        6.86%                  2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............................................     $ 1,194                $   246
Average net assets (000)...................................................     $   447                $    63
Ratios to average net assets:
  Expenses.................................................................        1.21%(d)               1.05%(c)(d)
  Net investment income....................................................        4.09%(d)               4.65%(c)(d)
Portfolio turnover rate....................................................          54%                    46%

-------------

  (a)  Commencement of offering of Class Z shares.

  (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

  (c)  Annualized.

  (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              HOW THE FUND INVESTS

INVESTMENT OBJECTIVES AND POLICIES

  THE FUND IS COMPRISED OF THREE SEPARATE DIVERSIFIED PORTFOLIOS--THE HIGH INCOME SERIES, THE INSURED SERIES AND THE INTERMEDIATE SERIES--EACH OF WHICH IS MANAGED INDEPENDENTLY. THE INVESTMENT OBJECTIVES OF THE SERIES ARE AS FOLLOWS:
(i) THE OBJECTIVE OF THE HIGH INCOME SERIES IS TO PROVIDE THE MAXIMUM AMOUNT OF INCOME THAT IS ELIGIBLE FOR EXCLUSION FROM FEDERAL INCOME TAXES, (ii) THE OBJECTIVE OF THE INSURED SERIES IS TO PROVIDE THE MAXIMUM AMOUNT OF INCOME THAT IS ELIGIBLE FOR EXCLUSION FROM FEDERAL INCOME TAXES CONSISTENT WITH THE PRESERVATION OF CAPITAL AND (iii) THE OBJECTIVE OF THE INTERMEDIATE SERIES IS TO PROVIDE A HIGH LEVEL OF INCOME THAT IS ELIGIBLE FOR EXCLUSION FROM FEDERAL INCOME TAXES CONSISTENT WITH THE PRESERVATION OF CAPITAL. THERE CAN BE NO ASSURANCE THAT SUCH OBJECTIVES WILL BE ACHIEVED. See "Investment Objectives and Policies" in the Statement of Additional Information. Although each Series will seek income that is eligible for exclusion from federal income taxes, a portion of the dividends and distributions paid by each Series (and, in particular, the High Income Series) may be treated as a preference item for purposes of the alternative minimum tax. See "Taxes, Dividends and Distributions."

  As with an investment in any mutual fund, an investment in any Series of this Fund can decrease in value and you can lose money.

  EACH SERIES' INVESTMENT OBJECTIVE IS A FUNDAMENTAL POLICY AND, THEREFORE, MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES OF THE SERIES AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE INVESTMENT COMPANY ACT). POLICIES OF THE SERIES THAT ARE NOT FUNDAMENTAL MAY BE MODIFIED BY THE TRUSTEES.

  EACH SERIES PURSUES ITS INVESTMENT OBJECTIVE THROUGH THE SEPARATE INVESTMENT POLICIES DESCRIBED BELOW. These policies differ with respect to the maturity and quality of portfolio securities in which a Series may invest and can affect the yield for each Series and the degree of market risk and credit risk to which each Series is subject.

  EACH SERIES WILL SEEK TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN A PORTFOLIO OF OBLIGATIONS ISSUED BY OR ON BEHALF OF STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES AND THE DISTRICT OF COLUMBIA AND THEIR POLITICAL SUBDIVISIONS, AGENCIES AND INSTRUMENTALITIES, THE INTEREST ON WHICH IS GENERALLY ELIGIBLE FOR EXCLUSION FROM FEDERAL INCOME TAXATION (MUNICIPAL OBLIGATIONS OR MUNICIPAL SECURITIES). THE PORTFOLIO SECURITIES HELD BY EACH OF THE SERIES WILL VARY WITH RESPECT TO YIELD, MARKET PRICE VOLATILITY AND QUALITY. Generally, municipal obligations with longer maturities produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates (market risk) than municipal obligations with shorter maturities. The prices of municipal obligations generally vary inversely with interest rates. In addition, lower rated municipal obligations typically provide a higher yield than higher rated municipal obligations of similar maturity. However, lower rated municipal obligations are also subject to a greater degree of risk with respect to the ability of the issuer to meet the principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to the market perceptions of the creditworthiness of the issuer. Insurance policies may be obtained to insure against credit risk, but not against market risk. From time to time, a Series may own the majority of a municipal obligation. Such majority-owned holdings may present additional market and credit risks.

  Municipal securities include bonds and notes issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is generally eligible for exclusion from federal income tax. Municipal bonds are typically issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal notes generally are used to finance short-term capital needs and typically have maturities of one year or less.

  DURING NORMAL MARKET CONDITIONS, THE ASSETS OF EACH SERIES WILL BE INVESTED SO THAT IT WILL HAVE AT LEAST 80% OF ITS NET ASSETS INVESTED IN MUNICIPAL OBLIGATIONS. However, when the Fund's investment adviser believes that market conditions warrant a temporary defensive investment posture or when necessary to meet large redemptions, a Series may hold more than 20% of its net assets in cash, cash equivalents or investment grade taxable obligations, including obligations that are generally exempt from state, but not federal, taxation. Each Series may invest in municipal cash equivalents, such as floating rate demand notes, municipal commercial paper and general obligation and revenue notes, or in taxable cash equivalents, such as certificates of deposit, bankers' acceptances and time deposits or other short-term taxable investments, such as repurchase agreements. Each Series will treat an investment in a municipal bond refunded with escrowed U.S. Government securities as U.S. Government securities for purposes of the Investment Company Act's diversification requirements provided certain conditions are met.

  THE HIGH INCOME SERIES

  THE HIGH INCOME SERIES WILL INVEST PRIMARILY IN MUNICIPAL OBLIGATIONS WHICH ARE RATED B OR BETTER BY MOODY'S INVESTORS SERVICE (MOODY'S) OR STANDARD & POOR'S RATINGS GROUP (S&P) OR A SIMILAR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) AND WHICH GENERALLY HAVE MATURITIES IN EXCESS OF TEN YEARS AT THE TIME OF PURCHASE, ALTHOUGH THE SERIES ALSO WILL INVEST IN MUNICIPAL OBLIGATIONS HAVING MATURITIES RANGING FROM ONE YEAR TO TEN YEARS, PROVIDED THAT THE WEIGHTED AVERAGE MATURITY OF THE SERIES' INVESTMENT PORTFOLIO REMAINS WITHIN THE FIFTEEN TO THIRTY YEAR RANGE. Securities rated Baa by Moody's or BBB by S&P, although considered to be investment grade, lack outstanding investment characteristics and in fact have speculative characteristics as well. Securities rated Ba or BB or lower by Moody's or S&P, respectively, are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as junk bonds. While such securities may have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposures to adverse conditions. See "Risk Factors Relating to Investing in High Yield Securities" below and "Description of Security Ratings" in the Appendix. Subsequent to its purchase by the Series, a municipal obligation may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the investment adviser will consider such an event in determining whether the Series should continue to hold the security in its portfolio.

  THE SERIES MAY ALSO INVEST IN MUNICIPAL SECURITIES WHICH ARE NOT RATED IF, BASED UPON A CREDIT ANALYSIS BY THE FUND'S INVESTMENT ADVISER, THE INVESTMENT ADVISER BELIEVES THAT SUCH SECURITIES ARE OF COMPARABLE QUALITY TO RATED MUNICIPAL SECURITIES IN WHICH THE SERIES MAY INVEST. The High Income Series normally can be expected to offer the highest yields of the three Series, but it will also be subject to the greatest market and credit risk.

  THE SERIES ALSO MAY INVEST IN SHORT-TERM MUNICIPAL OBLIGATIONS (I.E., CASH EQUIVALENTS) THAT ARE, AT THE TIME OF PURCHASE, RATED WITHIN THE FOUR HIGHEST QUALITY GRADES AS DETERMINED BY EITHER MOODY'S (CURRENTLY MIG 1, MIG 2, MIG 3 AND MIG 4 FOR NOTES AND P-1, P-2 AND P-3 FOR COMMERCIAL PAPER) OR S&P (CURRENTLY A-1, A-2 AND A-3 FOR COMMERCIAL PAPER AND SP-1 AND SP-2 FOR NOTES). See "Other Investments and Policies--General" below.

  The Series may also invest up to 10% of its total assets in debt securities of financially troubled and operationally troubled obligors (distressed securities). Financially troubled obligors include obligors involved in bankruptcy or reorganization proceedings or financial restructurings or otherwise in default on their obligations. Operationally troubled obligors are ones experiencing poor operating results that may have severely depressed earnings or have special competitive or product obsolescence problems.

  The Series is permitted to invest in defaulted securities and in low quality debt securities having a rating of D or better as determined by S&P or Moody's or having a comparable rating determined by another NRSRO, or in unrated securities which, in the opinion of the investment adviser, are of equivalent quality. See "Risk Factors Relating to Investing in High Yield Securities" below and the "Description of Security Ratings" in the Appendix. Such lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the obligor's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.

  The Subadviser maintains a fixed-income research group which the Series' portfolio manager may consult in managing the portfolio and in researching financially troubled and operationally troubled obligors. The Series' portfolio manager reviews on an ongoing basis financially troubled and operationally troubled obligors, including prospective purchases and portfolio holdings of the Series. The portfolio manager has broad access to research and financial reports, data retrieval services and industry analysts.

  RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES. FIXED-INCOME SECURITIES ARE SUBJECT TO THE RISK OF AN ISSUER'S INABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS ON THE OBLIGATIONS (CREDIT RISK) AND MAY ALSO BE SUBJECT TO PRICE VOLATILITY DUE TO SUCH FACTORS AS INTEREST RATE SENSITIVITY AND THE MARKET PERCEPTION OF THE CREDITWORTHINESS OF THE ISSUER (MARKET RISK). Lower rated (I.E., high yield) securities or non-rated securities of comparable quality are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The investment adviser considers both credit risk and market risk in making investment decisions for the Series. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term trading.

  The amount of high yield securities outstanding has proliferated recently in conjunction with the decline in creditworthiness of many obligors on municipal debt, particularly health care providers and certain governmental bodies. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Furthermore, changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the investment adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Series' NAV. If the investment adviser becomes involved in activities such as reorganizations of obligors of troubled investments held by the Series, this may prevent the Series from disposing of the securities, due to its possession of material, non-public information concerning the obligor.

  Debt rated Ba, B, Caa, Ca and C by Moody's, and debt rated BB, B, CCC, CC and C by S&P is regarded by the rating agency, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Among junk bonds, Ba/BB indicates the lowest degree of speculation and C/D the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Debt rated D by S&P is in payment default. Moody's does not have a D rating. See the "Description of Security Ratings" in the Appendix.

  Ratings of fixed-income securities represent the rating agency's opinion regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicated.

  From time to time proposals have been introduced to limit the use, or tax and other advantages, of municipal securities which, if enacted, could adversely affect the Series' NAV and investment practices. Such proposals could also adversely affect the secondary market for high yield municipal securities, the financial condition of issuers of these securities and the value of outstanding high yield municipal securities. Reevaluation of the Series' investment objective and structure might be necessary in the future due to market conditions which may result from future changes in state or federal law.

  LOWER RATED OR UNRATED DEBT OBLIGATIONS ALSO PRESENT RISKS BASED ON PAYMENT EXPECTATIONS. If an issuer calls the obligation for redemption, the Series may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Series experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the portfolio and increasing the exposure of the Series to the risks of high yield securities.

  During the year ended April 30, 1998, the monthly dollar weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total investments, were as follows:

                                       PERCENTAGE OF TOTAL
                      RATINGS              INVESTMENTS
                      ------------     -------------------
                      AAA/Aaa                  26.7%
                      AA/Aa                     4.9%
                      A/A                       0.8%
                      BBB/Baa                  10.6%
                      BB/Ba                     4.5%
                      B/B                       1.9%
                      CCC/Caa                   0.0%
                      Unrated
                        AAA/Aaa                 2.7%
                        AA/Aa                   0.0%
                        A/A                     0.3%
                        BBB/Baa                 3.0%
                        BB/Ba                  14.1%
                        B/B                    27.8%
                        CCC/Caa                 0.5%
                        D                       2.2%

  THE INSURED SERIES

  THE INSURED SERIES WILL INVEST PRIMARILY IN MUNICIPAL OBLIGATIONS WHICH ARE
(i) INSURED BY AN ENTITY WHOSE CLAIMS-PAYING ABILITY AT THE TIME OF PURCHASE IS RATED Aaa BY MOODY'S OR AAA BY S&P, OR A SIMILAR NRSRO, SO THAT THE OBLIGATION IS RATED AAA OR Aaa OR MEETS THE ELIGIBILITY CRITERIA IMPOSED BY SUCH INSURERS,
(ii) RATED Aaa OR AAA BY MOODY'S OR S&P, RESPECTIVELY, OR A SIMILAR NRSRO (OR, IN THE CASE OF NOTES OR VARIABLE RATE SECURITIES, A-1, P-1, MIG 1 OR SP-1), BASED ON THE CREDIT OF THE ISSUER OR (iii) BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. The Series may also invest up to 5% of its total assets in municipal obligations which are rated A/A or Aa/AA by Moody's or S&P, respectively, or a similar NRSRO. See "Description of Security Ratings" in the Appendix. The Series may also invest in municipal securities which are not rated if, based upon a credit analysis by the Fund's investment adviser, the investment adviser believes that such securities are of comparable quality to other municipal securities that the Series may purchase.

  UNDER NORMAL CONDITIONS, AT LEAST 70% OF THE SERIES' TOTAL ASSETS WILL CONSIST OF INSURED OBLIGATIONS. AS OF APRIL 30, 1998, APPROXIMATELY 90% OF THE SERIES' TOTAL ASSETS WERE OBLIGATIONS INSURED BY A MUNICIPAL BOND INSURER. This insurance may be provided either (i) under a new issue insurance policy obtained by the issuer or underwriter of a bond or note or

(ii) under a secondary market insurance policy on a particular bond or note purchased either by the Series or a previous bondholder or noteholder. See "Insurance" below. As noted above, the Series will acquire insurance only from, and purchase municipal bonds and notes insured by, insurers whose claims-paying ability is rated AAA or Aaa at the time of purchase. Changes in the financial condition of an insurer could result in a subsequent reduction or withdrawal of this rating. In each case, the insurance policies protect only against the timely payment of principal and interest on the insured municipal bonds and notes. The price of the municipal obligations, which may fluctuate due to changes in interest rates generally or factors affecting the credit of the insurer, and the stability of the Series' NAV are not insured.

  INSURANCE. The Series may at times purchase secondary market insurance on municipal bonds and notes which it holds or acquires. Secondary market insurance would be reflected in the market value of the municipal obligation and may enable the Series to dispose of a defaulted obligation at a price similar to that of comparable municipal obligations which are not in default.

  Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. While insurance coverage for the municipal bonds and notes held by the Insured Series reduces credit risk by providing that the insurance company will make timely payment of principal and interest if the issuer defaults on its obligation to make such payment, it does not afford protection against fluctuation in the price, I.E., the market value, of the municipal obligations caused by changes in interest rates and other factors, nor in turn against fluctuations in the NAV of the shares of the Insured Series.

  The ratings of insured municipal obligations depend, in substantial part, on the creditworthiness of the insurer; thus their value will fluctuate largely on the basis of factors relating to the insurer's ability to satisfy its obligations, as well as on market factors generally. It is anticipated that, under current market conditions, a great majority of the municipal obligations held by the Insured Series will be insured by the following entities, among others: MBIA Insurance Corporation, AMBAC Indemnity Corporation, Financial Guaranty Insurance Company and Financial Security Assurance Inc. S&P rates securities insured by all of these companies AAA. Moody's rates securities insured by all of these companies Aaa. The Insured Series may, from time to time, purchase municipal securities insured by other entities or acquire insurance coverage for individual uninsured municipal securities directly from another insurer provided any such entity has a claims-paying ability rated AAA or Aaa by S&P or Moody's, respectively. See "Investment Objectives and Policies--The Insured Series" in the Statement of Additional Information for additional information concerning the insurers.

  New issue insurance is obtained by the issuer or underwriter upon issuance of a bond or note, and the insurance premiums are reflected in the price of such bond or note. Insurance premiums with respect to secondary insurance may, on the other hand, be paid by the Series. Premiums paid for secondary market insurance will be treated as capital costs, increasing the cost basis of the investment and thereby reducing the effective yield of the investment.

  THE INTERMEDIATE SERIES

  THE INTERMEDIATE SERIES WILL INVEST PRIMARILY IN MUNICIPAL OBLIGATIONS WITH MATURITIES BETWEEN 3 AND 15 YEARS AND WILL HAVE A DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY OF MORE THAN 3 AND LESS THAN 10 YEARS. ALL OF THE MUNICIPAL OBLIGATIONS HELD BY THE INTERMEDIATE SERIES WILL BE RATED AT LEAST Baa BY MOODY'S OR BBB BY S&P OR A SIMILAR NRSRO AT THE TIME OF PURCHASE OR BE NON-RATED OBLIGATIONS OF COMPARABLE QUALITY IN THE OPINION OF THE FUND'S INVESTMENT ADVISER. Subsequent to its purchase by the Series, a municipal obligation may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the investment adviser will consider such an event in determining whether the Series should continue to hold the security in its portfolio. Under normal circumstances, at least 60% of the municipal obligations purchased by the Series will be rated A or better by Moody's or S&P or a similar NRSRO. See "Description of Security Ratings" in the Appendix.

  For purposes of determining the dollar-weighted average portfolio maturity of the Series' portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Series' dollar-weighted average portfolio maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

  GENERALLY, THE YIELD EARNED ON LONGER-TERM MUNICIPAL OBLIGATIONS IS GREATER THAN THAT EARNED ON SIMILAR OBLIGATIONS WITH SHORTER MATURITIES. HOWEVER, OBLIGATIONS WITH LONGER MATURITIES ARE SUBJECT TO GREATER MARKET RISK. Given a specific change in the level of interest rates, the value of longer-term obligations will fluctuate relatively more than the value of shorter-term obligations. For example, 30-year municipal obligations typically yield 60-90 basis points (.60%-.90%) more than 10-year obligations and have 60-70% more price volatility (market risk) than 10-year obligations.

  THE INTERMEDIATE SERIES INTENDS TO INVEST IN LONGER-TERM, HIGHER YIELDING OBLIGATIONS AND REDUCE THE GREATER MARKET RISK OF SUCH OBLIGATIONS THROUGH THE USE OF FINANCIAL FUTURES CONTRACTS. SPECIFICALLY, THE SERIES WILL INVEST IN MUNICIPAL OBLIGATIONS WITH MATURITIES OF BETWEEN 5 AND 30 YEARS AND SIMULTANEOUSLY HEDGE THE PRICE VOLATILITY OF SUCH OBLIGATIONS THROUGH THE SALE OF FUTURES CONTRACTS. RATHER THAN HEDGING THE MUNICIPAL OBLIGATION ENTIRELY, THE SERIES WILL SELL FUTURES CONTRACTS IN SUFFICIENT AMOUNTS SO THAT THE DOLLAR-WEIGHTED AVERAGE MATURITY OF THE COMBINED MUNICIPAL OBLIGATION/FUTURES POSITION WILL BE MORE THAN 3 AND LESS THAN 10 YEARS. IN THIS MANNER, THE INVESTMENT ADVISER WILL CREATE A SYNTHETIC OBLIGATION THROUGH THE CONSTRUCTION OF A PARTIALLY HEDGED LONGER-TERM OBLIGATION POSITION.

  The Fund's investment adviser intends to create such synthetic obligation positions when, in its opinion, the Series will realize one or more of the following benefits compared to buying municipal obligations with shorter maturities: (a) greater market liquidity; (b) lower transaction costs; (c) greater expected capital appreciation or enhanced preservation of capital; or
(d) higher yields.

  In the municipal securities market, most new issues are structured with many serial maturities that are relatively small in principal amount and one or several longer-term maturities that are relatively large in principal amount. Therefore, long-term municipal obligations typically have greater liquidity and the associated transaction costs are relatively less than obligations with maturities of 3 to 15 years.

  It is expected that synthetic obligation positions will often provide greater returns than actual intermediate maturity municipal obligations. This can occur when interest rate futures contracts are relatively overpriced in relation to the current prices of municipal obligations, so that the sale of the futures contracts, as part of a synthetic position, would be advantageous to the Series. Synthetic positions can also be more attractive to the Series when the investment adviser expects yields on longer-term municipal obligations to decrease more (or increase less) than yields on medium-term municipal obligations. If such expectations are correct, the net capital appreciation of the synthetic obligation position should exceed (or the price decline be less than) that of an actual intermediate-term municipal obligation.

  THERE IS NO ASSURANCE THAT THE SYNTHETIC OBLIGATION POSITION WILL TRADE LIKE AN INTERMEDIATE-TERM MUNICIPAL OBLIGATION. ANY USE OF FUTURES CONTRACTS INVOLVES THE RISK OF IMPERFECT CORRELATION IN MOVEMENTS IN THE PRICE OF THE FUTURES CONTRACTS AND MOVEMENTS IN THE PRICE OF THE SECURITY BEING HEDGED. FURTHERMORE, THE SERIES' ABILITY TO CREATE SYNTHETIC OBLIGATIONS IS SUBJECT TO VARIOUS OTHER LIMITATIONS. See "Hedging Strategies--Futures Contracts and Options Thereon" below.

  THE SERIES ALSO MAY USE FUTURES CONTRACTS TO HEDGE AGAINST OVERALL MARKET RISK OF THE ENTIRE PORTFOLIO, as described under "Hedging Strategies--Futures Contracts and Options Thereon" below.

  BORROWING

  Each Series may borrow an amount equal to no more than 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities or for the clearance of transactions. Each Series may pledge up to 33 1/3% of the value of its total assets to secure these borrowings. If a Series' asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

  If a Series borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the NAV of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Series, the Series' NAV will decrease faster than would otherwise be the case. This is the speculative factor known as leverage. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased and may exceed the income from the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit which would increase the cost of borrowing over the stated interest rate.

HEDGING STRATEGIES

  FUTURES CONTRACTS AND OPTIONS THEREON

  EACH SERIES IS AUTHORIZED TO PURCHASE AND SELL CERTAIN DERIVATIVES, INCLUDING FINANCIAL FUTURES CONTRACTS (FUTURES CONTRACTS) AND OPTIONS THEREON FOR THE PURPOSE OF ATTEMPTING TO HEDGE ITS INVESTMENT IN MUNICIPAL OBLIGATIONS AGAINST FLUCTUATIONS IN VALUE CAUSED BY CHANGES IN PREVAILING MARKET INTEREST RATES AND ATTEMPTING TO HEDGE AGAINST INCREASES IN THE COST OF SECURITIES THE SERIES INTENDS TO PURCHASE. A SERIES, AND THUS AN INVESTOR, MAY LOSE MONEY THROUGH UNSUCCESSFUL USE OF THESE STRATEGIES. In that regard, the Intermediate Series may sell futures contracts to create synthetic positions by partially hedging longer-term obligation positions. See "Investment Objectives and Policies--The Intermediate Series" above. The successful use of futures contracts and options thereon by a Series involves additional transaction costs, is subject to various risks and depends upon the investment adviser's ability to predict the direction of the market and interest rates.

  A FUTURES CONTRACT OBLIGATES THE SELLER OF A CONTRACT TO DELIVER TO THE PURCHASER OF A CONTRACT CASH EQUAL TO A SPECIFIC DOLLAR AMOUNT TIMES THE DIFFERENCE BETWEEN THE VALUE OF A SPECIFIC FIXED-INCOME SECURITY OR INDEX AT THE CLOSE OF THE LAST TRADING DAY OF THE CONTRACT AND THE PRICE AT WHICH THE AGREEMENT IS MADE. No physical delivery of the underlying securities is made. A Series will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade.

  EACH SERIES INTENDS TO ENGAGE IN FUTURES CONTRACTS AND OPTIONS THEREON AS A HEDGE AGAINST CHANGES, RESULTING FROM MARKET CONDITIONS, IN THE VALUE OF SECURITIES WHICH ARE HELD IN THE SERIES' PORTFOLIO OR WHICH THE SERIES INTENDS TO PURCHASE, IN ACCORDANCE WITH THE RULES AND REGULATIONS OF THE COMMODITY FUTURES TRADING COMMISSION (THE CFTC). The Series also intend to engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Series. A Series may purchase and sell futures contracts and options thereon for bona fide hedging transactions, except that a Series may purchase and sell futures contracts and options thereon for any other purpose to the extent that the aggregate initial margin and option premiums do not exceed 5% of the liquidation value of the Fund's total assets. In addition, a Series may not purchase or sell futures contracts or purchase options thereon if, immediately thereafter, the sum of initial and net cumulative variation margin on outstanding futures contracts, together with premiums paid on options thereon, would exceed 20% of the total assets of the Series. There are no limitations on the percentage of a portfolio which may be hedged and no limitations on the use of a Series' assets to cover futures contracts and options thereon, except that the aggregate value of the obligations underlying put options will not exceed 50% of a Series' assets.

  Currently, futures contracts are available on several types of fixed-income securities, including U.S. Treasury Bonds and Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills and bank certificates of deposit. Futures contracts are also available on a municipal bond index, based on THE BOND BUYER Municipal Bond Index, an index of 40 actively traded municipal bonds. Each Series may also engage in transactions in other futures contracts that become available, from time to time, in other fixed-income securities or municipal bond indices and in other options on such contracts if the investment adviser believes such contracts and options would be appropriate for hedging investments in municipal obligations.

  THERE CAN BE NO ASSURANCE THAT VIABLE MARKETS WILL CONTINUE OR THAT A LIQUID SECONDARY MARKET WILL EXIST TO TERMINATE ANY PARTICULAR FUTURES CONTRACT AT ANY SPECIFIC TIME. If it is not possible to close a futures position entered into by a Series, the Series will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Series had insufficient cash, it might have to sell portfolio securities to meet daily variation margin requirements at a time when it might be disadvantageous to do so. The inability to close futures positions also could have an adverse impact on the ability of a Series to hedge effectively. There is also a risk of loss by a Series of margin deposits in the event of bankruptcy of a broker with whom the Series has an open position in a futures contract.

  THE SUCCESSFUL USE OF FUTURES CONTRACTS AND OPTIONS THEREON BY A SERIES IS SUBJECT TO VARIOUS ADDITIONAL RISKS. Any use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and movements in interest rates and, in turn, the prices of the securities that are the subject of the hedge. If the price of the futures contract moves more or less than the price of the security that is the subject of the hedge, the Series will experience a gain or loss that will not be completely offset by movements in the price of the security. The risk of imperfect correlation is greater where the securities underlying futures contracts are taxable securities (rather than municipal securities), are issued by companies in different market sectors or have different maturities, ratings or geographic mixes than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index which serves as the basis for a futures contract. Finally, if the price of the security that is subject to the hedge were to move in a favorable direction, the advantage to the Series would be partially offset by the loss incurred on the futures contract.

  RISKS OF HEDGING STRATEGIES

  PARTICIPATION IN THE OPTIONS OR FUTURES MARKETS INVOLVES INVESTMENT RISKS AND TRANSACTION COSTS TO WHICH A SERIES WOULD NOT BE SUBJECT ABSENT THE USE OF THESE STRATEGIES. A SERIES, AND THUS AN INVESTOR, MAY LOSE MONEY THROUGH UNSUCCESSFUL USE OF THESE STRATEGIES. If the investment adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of futures contracts and options thereon include (1) dependence on the investment adviser's ability to predict correctly movements in the direction of interest rates and securities prices or the movement in indicies; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain cover or to segregate securities in connection with hedging transactions. See "Investment Objectives and Policies" in the Statement of Additional Information.

OTHER INVESTMENTS AND POLICIES

  GENERAL

  EACH SERIES MAY INVEST MORE THAN 5% OF ITS ASSETS IN FLOATING RATE AND VARIABLE RATE SECURITIES, INCLUDING PARTICIPATION INTERESTS THEREIN. Floating and variable rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills or the prime rate at a major commercial bank. These securities also allow the holder to demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount the Series paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate. The interest rate on floating rate securities changes whenever there is a change in the designated base interest rate.

  Each Series may also invest in inverse floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. The market for inverse floaters is relatively new.

  Each Series may purchase a rating from an NRSRO for non-rated securities. The purchase of a rating is expected to enhance the value of the security for which the rating is purchased. The cost of purchasing a rating is an expense of the Series.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  Each Series may purchase municipal obligations on a when-issued or delayed delivery basis and may from time to time sell obligations on a delayed delivery basis, in each case without limit. When municipal obligations are offered on a when-issued or delayed delivery basis, the price and coupon rate are fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no interest accrues to the purchaser. In the case of purchases by a Series, the price that the Series is required to pay on the settlement date may be in excess of the market value of the municipal obligations on that date. While securities may be sold prior to the settlement date, each Series intends to purchase these securities with the purpose of actually acquiring them unless a sale would be desirable for investment reasons. At the time a Series makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the obligation, each day, in determining its NAV. This value may fluctuate from day to day in the same manner as values of municipal obligations otherwise held by the Series. If the seller defaults in the sale, the Series could fail to realize the appreciation, if any, that had occurred. Each Series will establish a segregated account in which it will maintain cash or other liquid assets having a value equal to or greater than the Series' purchase commitments.

  As in the case of purchases, the price of the municipal obligations sold on a delayed delivery basis is determined at the time of the commitment. The price that a Series may be required to accept on the settlement date may be less than the market value of the obligation on that date.

  Each Series may also purchase municipal forward contracts. A municipal forward contract is a municipal security which is purchased on a when-issued basis with delivery taking place up to five years from the date of purchase. The investment adviser will monitor the liquidity, value, credit quality and delivery of the security under the supervision of the Trustees.

  MUNICIPAL LEASE OBLIGATIONS

  Each Series may invest in municipal lease obligations. A municipal lease obligation is a municipal security the interest on and principal of which is payable out of lease payments made by the party leasing the facilities financed by the issue. Typically, municipal lease obligations are issued by a state or municipal financing authority to provide funds for the construction of facilities

(E.G., schools, dormitories, office buildings or prisons) or the acquisition of equipment. The facilities are typically used by the state or municipality pursuant to a lease with a financing authority. Certain municipal lease obligations may trade infrequently. Accordingly, the investment adviser will monitor the liquidity of municipal lease obligations under the supervision of the Trustees. See "Illiquid Securities" below.

  LIQUIDITY PUTS

  Each Series may purchase and exercise puts on municipal bonds and notes without limit. Puts give the Series the right to sell the securities at a specified exercise price on a specified date. Puts may be acquired to reduce the volatility of the market value of the securities subject to the puts, but the acquisition of the puts may involve an additional cost to the Series. See "Investment Objectives and Policies" in the Statement of Additional Information.

  REPURCHASE AGREEMENTS

  Each Series may on occasion enter into repurchase agreements, whereby the seller of a security agrees to repurchase that security from the Series at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Series' money is invested in the repurchase agreement. The Series' repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily and, if the value of the instruments declines, the Series will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Series may incur a loss. Each Series participates in a joint repurchase account with other investment companies managed by PIFM pursuant to an order of the Commission.

  SECURITIES OF OTHER INVESTMENT COMPANIES

  Each Series may invest up to 10% of its total assets in securities of other investment companies. To the extent that a Series does invest in securities of other investment companies, shareholders of the Series may be subject to duplicate management and advisory fees.

  ILLIQUID SECURITIES

  Each Series may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Securities, including municipal lease obligations, that have a readily available market are not considered illiquid for purposes of this limitation. The Subadviser will monitor the liquidity of such restricted securities under the supervision of the Trustees. A Series' investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing Rule 144A securities. See "Investment Restrictions" in the Statement of Additional Information. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

  Municipal lease obligations will not be considered illiquid for purposes of the each Series' 15% limitation on illiquid securities provided the investment adviser determines that there is a readily available market for such securities. In reaching liquidity decisions, the investment adviser will consider, INTER ALIA, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). With respect to municipal lease obligations, the investment adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) in the case of unrated municipal lease obligations, an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be cancelled;
(ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (E.G., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (E.G., the potential for an event of nonappropriation); (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the investment adviser.

  SECURITIES LENDING

  The Fund may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of the Fund in an amount equal to at least 100%, determined daily, of the market value of the securities loaned which are segregated pursuant to applicable regulations. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. The Fund will not lend more than 33% of the value of its total assets. See "Investment Objectives and Policies--Municipal Securities--Lending of Securities" in the Statement of Additional Information. The Fund may pay reasonable administration and custodial fees in connection with a loan.

  PORTFOLIO TURNOVER

  The Series do not expect to trade in securities for short-term gain. It is anticipated that the annual portfolio turnover rate will not exceed 150%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of a Series' portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover (over 100%) of a Series may involve correspondingly greater brokerage commissions (or markups) and other transaction costs, which will be borne directly by that Series. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

INVESTMENT RESTRICTIONS

  Each Series is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of each Series' outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

                            HOW THE FUND IS MANAGED

  THE FUND HAS TRUSTEES WHO, IN ADDITION TO OVERSEEING THE ACTIONS OF THE FUND'S MANAGER, SUBADVISER AND DISTRIBUTOR, AS SET FORTH BELOW, DECIDE UPON MATTERS OF GENERAL POLICY. THE FUND'S MANAGER CONDUCTS AND SUPERVISES THE DAILY BUSINESS OPERATIONS OF THE FUND. THE FUND'S SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

  For the fiscal year ended April 30, 1998, the total expenses as a percentage of average net assets were .62%, 1.02%, 1.27% and .52% of the Class A, Class B, Class C and Class Z shares, respectively, of the High Income Series, .69%, 1.09%, 1.34% and .60% of the Class A, Class B, Class C and Class Z shares, respectively, of the Insured Series, and 1.31%, 1.71%, 1.96% and 1.21% of the Class A, Class B, Class C and Class Z shares, respectively, of the Intermediate Series. See "Financial Highlights."

MANAGER

  PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE FUND AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF .50 OF 1% OF THE AVERAGE DAILY NET ASSETS OF EACH SERIES UP TO $1 BILLION AND .45 OF 1% OF THE AVERAGE DAILY NET ASSETS OF EACH SERIES IN EXCESS OF $1 BILLION. PIFM is organized in New York as a limited liability company. It is the successor to Prudential Mutual Fund Management, Inc., which transferred its assets to PIFM in September 1996. For the fiscal year ended April 30, 1998, PIFM received a management fee of .45%, .48% and .48% of average daily net assets on behalf of the High Income Series, Insured Series and Intermediate Series, respectively. See "Manager" in the Statement of Additional Information.

  PIFM may from time to time waive its management fee and subsidize operating expenses of a Series. PIFM has agreed to waive 10% of its management fee (approximately .05 of 1% of average net assets, as annualized), with respect to the High Income Series. See "Fund Expenses." The Fund is not required to reimburse PIFM for such fee waiver. Fee waivers and expense subsidies will increase a Series' yield and total return. See "How the Fund Calculates Performance."

  As of May 31, 1998, PIFM served as the manager to 45 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $65 billion.

  UNDER THE MANAGEMENT AGREEMENT WITH THE FUND, PIFM MANAGES THE INVESTMENT OPERATIONS OF EACH SERIES OF THE FUND AND ALSO ADMINISTERS THE FUND'S BUSINESS AFFAIRS. See "Manager" in the Statement of Additional Information.

  UNDER A SUBADVISORY AGREEMENT BETWEEN PIFM AND THE PRUDENTIAL INVESTMENT CORPORATION (PIC), DOING BUSINESS AS PRUDENTIAL INVESTMENTS (PI, THE SUBADVISER OR THE INVESTMENT ADVISER), THE SUBADVISER FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE FUND AND IS REIMBURSED BY PIFM FOR ITS REASONABLE COSTS AND EXPENSES INCURRED IN PROVIDING SUCH SERVICES. PIC's address is Prudential Plaza, Newark, New Jersey 07102-3777. Under the Management Agreement, PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services.

  The current portfolio manager of the High Income Series is Peter J. Allegrini, a Managing Director of Prudential Investments, a business group of PIC. Mr. Allegrini has managed the Series' portfolio since July 1994. From 1982 to 1986, he was employed by Fidelity Investments as a senior bond analyst and, from 1986 to 1994, he was a portfolio manager, most recently of Fidelity Advisor High Income Municipal Fund, and has been employed by PIC since 1994. Mr. Allegrini has responsibility for the day-to-day management of the Series' portfolio. The current portfolio manager of the Insured Series is Christian Smith. Mr. Smith has responsibility for the day-to-day management of the Series' portfolio. He has managed the Series' portfolio since October 1997 and has been employed by PIC in various capacities since 1988. The current portfolio managers of the Intermediate Series are Peter Allegrini and Mr. Diamond, who share responsibility for the day-to-day management of the Series' portfolio. They have managed the portfolio since October 1997. Mr. Diamond has been employed by PIC in various capacities since 1993.

  PIFM and PIC are indirect wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR

  PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (THE DISTRIBUTOR), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS A LIMITED LIABILITY COMPANY ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND SERVES AS THE DISTRIBUTOR OF THE SHARES OF EACH SERIES OF THE FUND. IT IS A WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL. Prudential Securities, One Seaport Plaza, New York, New York 10292, previously served as distributor of Fund shares. It is an indirect, wholly-owned subsidiary of Prudential.

  UNDER SEPARATE DISTRIBUTION AND SERVICE PLANS (THE CLASS A PLAN, THE CLASS B PLAN AND THE CLASS C PLAN, COLLECTIVELY, THE PLANS) ADOPTED BY THE FUND UNDER RULE 12b-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AGREEMENT (THE DISTRIBUTION AGREEMENT), THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE CLASS A, CLASS B AND CLASS C SHARES. THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE FUND'S CLASS Z SHARES UNDER THE DISTRIBUTION AGREEMENT, NONE OF WHICH IS REIMBURSED BY OR PAID FOR BY THE FUND. These expenses include commissions and account servicing fees paid to, or on account of, Dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses. Certain Dealers are paid higher fees than others with respect to Class A shares pursuant to separate agreements with the Distributor.

  Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

  The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis Dealers in consideration for the distribution, marketing, administrative and other services and activities provided by Dealers with respect to the promotion of the sale of the Fund's shares and the maintenance of related shareholder accounts.

  UNDER THE CLASS A PLAN, EACH SERIES MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED ACTIVITIES WITH RESPECT TO CLASS A SHARES AT AN ANNUAL RATE OF UP TO .30 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES OF THE SERIES. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of up to .25 of 1%) may not exceed
 .30 of 1% of the average daily net assets of the Class A shares.

  UNDER THE CLASS B AND CLASS C PLANS, EACH SERIES MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED ACTIVITIES WITH RESPECT TO CLASS B AND CLASS C SHARES AT AN ANNUAL RATE OF UP TO .50 OF 1% AND UP TO 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B AND CLASS C SHARES, RESPECTIVELY. The Class B Plan provides for the payment to the Distributor of (i) an asset-based sales charge of up to .50 of 1% of the average daily net assets of the Class B shares, and
(ii) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares; provided that the total distribution-related fee does not exceed
 .50 of 1%. The Class C Plan provides for the payment to the Distributor of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class C shares, and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholders accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges."

  For the fiscal year ended April 30, 1998, each Series paid distribution expenses of .10%, .50% and .75% of the average daily net assets of the Class A, Class B and Class C shares, respectively. The Series record all payments made under the Plans as expenses in the calculation of net investment income. See "Distributor" in the Statement of Additional Information.

  Distribution expenses attributable to the sale of Class A, Class B and Class C shares of each Series will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B and Class C shares of the Series other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

  Each Plan provides that it shall continue in effect from year to year provided that a majority of the Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the Rule 12b-1

Trustees), vote annually to continue the Plan. Each Plan may be terminated with respect to a Series at any time by vote of a majority of the Rule 12b-1 Trustees or of a majority of the outstanding shares of the applicable class of the Series. The Series will not be obligated to pay distribution and service fees incurred under any Plan if it is terminated or not continued.

  In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to Dealers and other persons which distribute shares of the Fund (including Class Z shares). Such payments may be calculated by reference to the NAV sold by such persons or otherwise.

  The Distributor is subject to the rules of the National Association of Securities Dealers, Inc. (the NASD) governing maximum sales charges. See "Distributor" in the Statement of Additional Information.

FEE WAIVERS AND SUBSIDY

  PIFM may from time to time voluntarily waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. Effective August 31, 1997, PIFM discontinued its waiver of 10% of its management fee related to the Insured Series and Intermediate Series. The Distributor has voluntarily waived a portion of its distribution fees for the Class A and Class C shares as described under "Fund Expenses." Fee waivers and expense subsidies will increase the Fund's total return. Any such waivers may be terminated at any time without prior notice to shareholders. See "Performance Information" in the Statement of Additional Information and "Fund Expenses."

PORTFOLIO TRANSACTIONS

  Affiliates of the Distributor may act as brokers or futures commission merchants for the Fund, provided that the commissions, fees or other remuneration they receive are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the portfolio securities and cash of each Series and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.

  Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and in those capacities maintains certain books and records for the Fund. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

YEAR 2000

  The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of outside service providers, will be adapted in time for that event.

                         HOW THE FUND VALUES ITS SHARES

EACH SERIES' NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. NAV IS CALCULATED SEPARATELY FOR EACH CLASS. THE TRUSTEES HAVE FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE SERIES' NAV TO BE AS OF 4:15 P.M., NEW YORK TIME.

  Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Trustees. Securities may also be valued based on values provided by a pricing service. See "Net Asset Value" in the Statement of Additional Information.

  Each Series will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Series or days on which changes in the value of the Series' portfolio securities do not materially affect the NAV.

  Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different dividends. As long as the Series declare dividends daily, the NAV of the Class A, Class B, Class C and Class Z shares will generally be the same. It is expected, however, that the Series' dividends will differ by approximately the amount of any distribution and/or service fee expense accrual differential among the classes.

                      HOW THE FUND CALCULATES PERFORMANCE

FROM TIME TO TIME THE FUND MAY ADVERTISE THE YIELD, TAX EQUIVALENT YIELD AND TOTAL RETURN (INCLUDING AVERAGE ANNUAL TOTAL RETURN AND AGGREGATE TOTAL RETURN) OF A SERIES IN ADVERTISEMENTS OR SALES LITERATURE. YIELD, TAX EQUIVALENT YIELD AND TOTAL RETURN ARE CALCULATED SEPARATELY FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES. THESE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The yield refers to the income generated by an investment in a Series over a 30-day period. This income is then annualized; that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The tax equivalent yield is calculated similarly to the yield, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to a Series. The total return shows how much an investment in a Series would have increased (decreased) over a specified period of time (I.E., one, five or ten years or since inception of the Series) assuming that all distributions and dividends by the Series were reinvested on the reinvestment dates during the period and less all recurring fees. The aggregate total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance and takes into account any applicable initial or contingent deferred sales charges. Neither average annual total return nor aggregate total return takes into account any federal or state income taxes which may be payable upon redemption. The Fund also may include comparative performance information in advertising or marketing the shares of each Series. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information. Further performance information is contained in the Series' annual and semi-annual reports to shareholders, which may be obtained without charge. See "Shareholder Guide-- Shareholder Services--Reports to Shareholders."

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

TAXATION OF THE FUND

  EACH SERIES OF THE FUND HAS QUALIFIED AND INTENDS TO REMAIN QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE. ACCORDINGLY, EACH SERIES WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON ITS NET TAXABLE INVESTMENT INCOME AND NET CAPITAL GAINS, IF ANY, THAT IT DISTRIBUTES TO ITS SHAREHOLDERS. TO THE EXTENT NOT DISTRIBUTED BY A SERIES, NET TAXABLE INVESTMENT INCOME AND CAPITAL GAINS ARE TAXABLE TO THE SERIES. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  To the extent a Series invests in taxable obligations, it will earn taxable investment income. Also, to the extent a Series sells securities or engages in hedging transactions in futures contracts and options thereon, it may earn both capital gain or loss. Capital gain or loss may also arise upon the sale of municipal securities, as well as taxable obligations. Under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts (Section 1256 contracts). At the end of each year, such investments held by the Series will be required to be marked to market for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  Gain or loss realized by the Series from the sale of securities generally will be treated as capital gain or loss; however, gain from the sale of certain securities (including municipal obligations) will be treated as ordinary income to the extent of any market discount. Market discount generally is the difference, if any, between the price paid by the Series for the security and the principal amount of the security (or, in the case of a security issued at an original issue discount, the revised issue price of the security). The market discount rule does not apply to any security that was acquired by the Series at its original issue.

TAXATION OF SHAREHOLDERS

  In general, the character of tax-exempt interest distributed by each Series will flow through as tax-exempt interest to its shareholders provided that 50% or more of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes. During normal market conditions, at least 80% of each Series' net assets will be invested in such obligations. See "How the Fund Invests--Other Investments and Policies."

  Any dividends out of net taxable investment income, together with distributions of net short-term gains (I.E., the excess of net short-term capital gains over net long-term capital losses) distributed to shareholders, will be taxable as ordinary income to the shareholder whether or not reinvested. Any capital gains (I.E., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses) distributed to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held for more than 18 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

  Any gain or loss realized upon the sale or redemption of a Series' shares by a shareholder who is not a dealer in securities will be treated as capital gain or loss. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months, gain taxable at the maximum rate of 28% if such shares were held for more than 12, but not more than 18 months, and gain taxable at the maximum rate of 20% if such shares were held for more than 18 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such capital loss will be treated as long-term capital loss if the shares have been held for more than one year and otherwise as short-term capital loss. Any loss realized by a shareholder upon the sale of shares of a Series held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to such shares and treated as long-term capital loss to the extent of capital gains distributions received by the shareholder.

  Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

  A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

  CERTAIN INVESTORS MAY INCUR FEDERAL ALTERNATIVE MINIMUM TAX LIABILITY AS A RESULT OF THEIR INVESTMENT IN THE FUND. Tax-exempt interest from certain municipal obligations (I.E., certain private activity bonds issued after August 7, 1986) will be treated as an item of tax preference for purposes of the alternative minimum tax. The Fund anticipates that, under regulations to be promulgated, items of tax preference incurred by a Series which has invested in such municipal obligations will be attributed to the Series' shareholders, although some portion of such items could be allocated to the Series itself. Depending upon each shareholder's individual circumstances, the attribution of items of tax preference incurred by a Series could result in liability for the shareholder for the alternative minimum tax. Similarly, a Series could be liable for the alternative minimum tax for items of tax preference attributed to it.

  With the exception of the High Income Series, the Fund intends to minimize the investment of each Series in municipal obligations of the type that will produce items of tax preference. With respect to the High Income Series, however, it is anticipated that a substantial portion of the Series' assets will be invested in such obligations.

  Distributions relating to interest on all municipal obligations will be included in a corporate shareholder's current earnings for purposes of the adjustment for current earnings for alternative minimum tax purposes. Corporate shareholders should consult with their tax advisers with respect to this potential adjustment.

  The Fund has obtained opinions of counsel to the effect that neither (i) the conversion of Class B shares into Class A shares nor (ii) the exchange of any class of the Fund's shares for any other class of its shares constitutes a taxable event for federal income tax purposes. However, such opinions are not binding on the Internal Revenue Service.

  Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state, local or foreign taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

WITHHOLDING TAXES

  Under the Internal Revenue Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of redemption proceeds on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholders' status under the federal income tax law. Withholding generally is also required on taxable dividends and capital gains distributions made by a Series.

  Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual, a foreign corporation or a foreign partnership (foreign shareholder) are subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain dividends paid to a foreign shareholder are generally not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder.

DIVIDENDS AND DISTRIBUTIONS

  THE FUND EXPECTS TO DECLARE DAILY AND PAY MONTHLY DIVIDENDS OF NET INVESTMENT INCOME, IF ANY, AND MAKE DISTRIBUTIONS AT LEAST ANNUALLY OF ANY NET CAPITAL GAINS. Dividends paid by each Series with respect to each class of shares, to the extent dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that each class (other than Class Z) will bear its own distribution charges, generally resulting in lower dividends for Class B and Class C shares in relation to Class A shares and lower dividends for Class A shares in relation to Class Z shares. Distributions of net capital gains, if any, will be paid in the same amount for each class of shares. See "How the Fund Values its Shares."

  DIVIDENDS AND DISTRIBUTIONS WILL BE PAID IN ADDITIONAL SHARES OF A SERIES BASED ON THE NAV OF EACH CLASS ON THE PAYMENT DATE, OR SUCH OTHER DATE AS THE TRUSTEES MAY DETERMINE, UNLESS THE SHAREHOLDER ELECTS IN WRITING NOT LESS THAN FIVE BUSINESS DAYS PRIOR TO THE RECORD DATE TO RECEIVE SUCH DIVIDENDS AND DISTRIBUTIONS IN CASH. Such election should be submitted to Prudential Mutual Fund Services LLC, Attention: Account Maintenance, P.O. Box 15015, New Brunswick, New Jersey 08906-5015. If you hold shares through Prudential Securities, you should contact your financial adviser to elect to receive dividends and distributions in cash. The Fund will notify each shareholder after the close of the Fund's taxable year both of the dollar amount and the taxable status of that year's dividends and distributions on a per share basis.

  Any taxable dividends or distributions of net capital gains paid shortly after a purchase by an investor will have the effect of reducing the NAV of the investor's shares by the per share amount of the dividends or distributions. Such dividends or distributions, although in effect a return of invested principal, are subject to federal income taxes. Accordingly, prior to purchasing shares of a Series, an investor should carefully consider the impact of taxable dividends and capital gains distributions which are expected to be or have been announced.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

  THE FUND IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY COMPRISED OF THREE SERIES WHICH WAS ORGANIZED UNDER THE LAWS OF MASSACHUSETTS ON NOVEMBER 3, 1986 AS AN UNINCORPORATED BUSINESS TRUST, A FORM OF ORGANIZATION THAT IS COMMONLY CALLED A MASSACHUSETTS BUSINESS TRUST. THE FUND IS AUTHORIZED TO ISSUE AN UNLIMITED NUMBER OF SHARES, DIVIDED INTO FOUR CLASSES, DESIGNATED CLASS A, CLASS B, CLASS C AND CLASS Z. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges or distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively to a limited group of investors. See "How the Fund is Managed--Distributor." In accordance with the Fund's Declaration of Trust, the Trustees may authorize the creation of additional series and classes of shares within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.

  Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." Each share of each class of each Series is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of beneficial interest in each Series is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees. The Fund's shares do not have cumulative voting rights for the election of Trustees.

  THE FUND DOES NOT INTEND TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS OTHERWISE REQUIRED BY LAW. THE FUND WILL NOT BE REQUIRED TO HOLD MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF TRUSTEES IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OF THE FUND'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE TRUSTEES OR TO TRANSACT ANY OTHER BUSINESS.

  The Declaration of Trust and the By-Laws of the Fund are designed to make the Fund similar in certain respects to a Massachusetts business corporation. The principal distinction between a Massachusetts business corporation and a Massachusetts business trust relates to shareholder liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund, which is not the case with a corporation. The Declaration of Trust of the Fund provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written obligation, contract, instrument or undertaking made by the Fund shall contain a provision to the effect that the shareholders are not individually bound thereunder.

ADDITIONAL INFORMATION

  This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the office of the Commission in Washington, D.C.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

  YOU MAY PURCHASE SHARES OF EACH SERIES OF THE FUND THROUGH THE DISTRIBUTOR, THROUGH DEALERS, INCLUDING PRUDENTIAL SECURITIES OR PRUSEC, OR DIRECTLY FROM THE FUND THROUGH ITS TRANSFER AGENT, PRUDENTIAL MUTUAL FUND SERVICES LLC (PMFS OR THE TRANSFER AGENT) ATTENTION: INVESTMENT SERVICES, P.O. BOX 15020, NEW BRUNSWICK, NEW JERSEY 08906-5020. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. The purchase price is the NAV next determined following receipt of an order in proper form (in accordance with procedures established by the Transfer Agent in connection with investors accounts) by the Distributor, your Dealer or the Transfer Agent, plus a sales charge which, at your option, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. Payments may be made by wire, check or through your brokerage account. See "Alternative Purchase Plan" below. See also "How the Fund Values its Shares."

  In order to receive that day's NAV, your order must be received before the Fund's NAV is computed (currently 4:15 P.M., New York time). If you purchase shares through your Dealer, the Dealer must receive your order before the Fund's NAV is computed that day and must transmit the order to the Distributor that same day for you to receive that day's NAV.

  An investment in the Series may not be appropriate for tax-exempt or tax-deferred investors. Such investors should consult their own tax advisers.

  The minimum initial investment is $1,000 for Class A and Class B shares and $5,000 for Class C shares except that the minimum initial investment for Class C shares may be waived from time to time. There is no minimum investment requirement for Class Z shares. The minimum subsequent investment is $100 for all classes, except for Class Z shares, for which there is no minimum. All minimum investment requirements are waived for certain employee savings plans. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Services" below.

  Application forms can be obtained from the Transfer Agent or the Distributor (Class A shares only). If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive share certificates.

  The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.

  Your Dealer is responsible for forwarding payment promptly to the Fund. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the third business day following the placement of the order.

  Dealers may charge their customers a separate fee for processing purchases and redemptions. In addition, transactions in Fund shares may be subject to postage and handling charges imposed by your Dealer. Any such charges are retained by the Dealer and are not remitted to the Fund.

  PURCHASE BY WIRE. For an initial purchase of shares of the Fund by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company, Boston, Massachusetts, Custody and Shareholder Services Division,
Attention: Prudential Municipal Bond Fund, specifying on the wire the account number assigned by PMFS and your name and identifying the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares) and the name of the Series.

  If you arrange for receipt by State Street of Federal Funds prior to the calculation of NAV (4:15 P.M., New York time), on a business day, you may purchase shares of a Series as of that day. See "Net Asset Value" in the Statement of Additional Information.

  In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Municipal Bond Fund, the name of the Series, Class A, Class B, Class C or Class Z shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing Federal Funds. The minimum amount which may be invested by wire is $1,000.

ALTERNATIVE PURCHASE PLAN

  THE FUND OFFERS THROUGH THIS PROSPECTUS FOUR CLASSES OF SHARES (CLASS A, CLASS B, CLASS C AND CLASS Z SHARES) WHICH ALLOWS YOU TO CHOOSE THE MOST BENEFICIAL SALES CHARGE STRUCTURE FOR YOUR INDIVIDUAL CIRCUMSTANCES, GIVEN THE AMOUNT OF THE PURCHASE AND THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES AND OTHER RELEVANT CIRCUMSTANCES (ALTERNATIVE PURCHASE PLAN).

                                                     ANNUAL 12b-1 FEES
                                                    (AS A % OF AVERAGE
                       SALES CHARGE                  DAILY NET ASSETS)               OTHER INFORMATION
          --------------------------------------  -----------------------  --------------------------------------
CLASS A   Maximum initial sales charge of 3% of   .30 of 1% (Currently     Initial sales charge waived or reduced
          the public offering price               being charged at a rate  for certain purchases
                                                  of .10 of 1%)

CLASS B   Maximum contingent deferred sales       .50 of 1%                Shares convert to Class A shares
          charge or CDSC of 5% of the lesser of                            approximately seven years after
          the amount invested or the redemption                            purchase
          proceeds; declines to zero after six
          years

CLASS C   Maximum CDSC of 1% of the lesser of     1% (Currently being      Shares do not convert to another class
          the amount invested or the redemption   charged at a rate of
          proceeds on redemptions made within     .75 of 1%)
          one year of purchase

CLASS Z   None                                    None                     Sold to a limited group of investors

  The four classes of shares represent an interest in the same portfolio of investments of each Series and have the same rights, except that (i) each class is subject to different sales charges and distribution and/or service fees (with the exception of Class Z shares, which are not subject to any distribution or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, and (iii) only Class B shares have a conversion feature. The four classes also have separate exchange privileges. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee (if any) of each class. Class B and Class C shares bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A and Class Z shares.

  Dealers, financial advisers and other sales agents who sell shares of the Series will receive different compensation for selling Class A, Class B, Class C and Class Z shares and will generally receive more compensation initially for selling Class A and Class B shares than for selling Class C or Class Z shares.

  IN SELECTING A PURCHASE ALTERNATIVE, YOU SHOULD CONSIDER, AMONG OTHER THINGS,
(1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately seven years after purchase (see "Conversion Feature--Class B Shares" below).

  The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Series:

  If you intend to hold your investment in a Series for less than 5 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 3% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

  If you intend to hold your investment for more than 5 years and do not qualify for a reduced sales charge on Class A shares, since Class B shares convert to Class A shares approximately 7 years after purchase and because all of your money would be invested initially in the case of Class B shares, you should consider purchasing Class B shares over either Class A or Class C shares.

  If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B and Class C shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

  If you do not qualify for a reduced sales charge on Class A shares and you purchase Class C shares, you would have to hold your investment for more than 4 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares to exceed the initial sales charge plus cumulative annual distribution-related fee on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

  ALL PURCHASES OF $1 MILLION OR MORE, EITHER AS PART OF A SINGLE INVESTMENT OR UNDER RIGHTS OF ACCUMULATION OR LETTERS OF INTENT, MUST BE FOR CLASS A SHARES UNLESS THE PURCHASER IS ELIGIBLE TO PURCHASE CLASS Z SHARES. See "Reduction and Waiver of Initial Sales Charges" and "Class Z Shares" below.

  CLASS A SHARES

  The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:

                          SALES CHARGE AS    SALES CHARGE AS    DEALER CONCESSION
                           PERCENTAGE OF      PERCENTAGE OF     AS PERCENTAGE OF
   AMOUNT OF PURCHASE      OFFERING PRICE    AMOUNT INVESTED     OFFERING PRICE
------------------------  ----------------   ----------------   -----------------
Less than $99,999                  3.00%              3.09%              3.00%
$100,000 to $249,999               2.50               2.56               2.50
$250,000 to $499,999               1.50               1.52               1.50
$500,000 to $999,999               1.00               1.01               1.00
$1,000,000 and above            None               None               None

  The Distributor may reallow the entire initial sales charge to Dealers. Dealers may be deemed to be underwriters, as that term is defined under the federal securities laws. The Distributor reserves the right, without prior notice to any Dealer, to suspend or eliminate Dealer concessions or commissions.

  In connection with the sale of Class A shares at NAV (without payment of an initial sales charge), the Manager, the Distributor or one of their affiliates may pay Dealers, financial advisers and other persons which distribute shares a finders' fee from its own resources based on a percentage of the NAV of shares sold by such persons.

  REDUCTION AND WAIVER OF INITIAL SALES CHARGES. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

  OTHER WAIVERS. Class A shares may be purchased at NAV, through the Distributor, Dealers or the Transfer Agent, by the following persons: (a) officers of the Prudential Mutual Funds (including the Fund), (b) employees of Prudential Securities and PIFM and their subsidiaries and members of the families of such persons who maintain an employee related account at Prudential Securities or the Transfer Agent, (c) employees of subadvisers of the Prudential Mutual Funds provided that the purchases at NAV are permitted by such person's employer, (d) Prudential employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (e) registered representatives and employees of Dealers who have entered into a selected dealer agreement with the Distributor provided that purchases at NAV are permitted by such person's employer and (f) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities or within one year in the case of benefit plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchase.

  You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

  CLASS B AND CLASS C SHARES

  The offering price of Class B and Class C shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order by the Distributor, your Dealer or the Transfer Agent. Although there is no sales charge imposed at the time of purchase, redemptions of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares--Contingent Deferred Sales Charges." The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to Dealers, financial advisers and other persons who sell Class B shares at the time of sale from its own resources. This facilitates the ability of the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. See "How the Fund is Managed--Distributor." In connection with the sale of Class C shares, the Distributor will pay, from its own resources, Dealers, financial advisers and other persons which distribute Class C shares a sales commission of up to 1% of the purchase price at the time of the sale.

  CLASS Z SHARES

  Class Z shares of the Fund are currently available for purchase by the following categories of investors:

(i) participants in any fee-based program or trust program sponsored by Prudential Securities, The Prudential Savings Bank, F.S.B. (or any affiliate) which includes mutual funds as investment options and for which the Fund is an available option; (ii) current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund); and (iii) employees of Prudential and/or Prudential Securities who participate in a Prudential-sponsored employee saving plan.

  In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay Dealers, financial advisers and other persons which distribute shares a finders' fee, from its own resources, based on a percentage of the NAV of shares sold by such persons.

HOW TO SELL YOUR SHARES

  YOU CAN REDEEM YOUR SHARES OF EACH SERIES OF THE FUND AT ANY TIME FOR CASH AT THE NAV NEXT DETERMINED AFTER THE REDEMPTION REQUEST IS RECEIVED IN PROPER FORM (IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRANSFER AGENT IN CONNECTION WITH INVESTORS' ACCOUNTS) BY THE TRANSFER AGENT, DISTRIBUTOR, OR YOUR DEALER. SEE "HOW THE FUND VALUES ITS SHARES." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC as described below. See "Contingent Deferred Sales Charges" below. If you are redeeming your shares through a Dealer, your Dealer must receive your sell order before the Fund computes its NAV for that day (I.E., 4:15 P.M., New York time) in order to receive that day's NAV. Your Dealer will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.

  IF YOU HOLD SHARES OF THE FUND THROUGH PRUDENTIAL SECURITIES, YOU MUST REDEEM YOUR SHARES THROUGH PRUDENTIAL SECURITIES. PLEASE CONTACT YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER. IF YOU HOLD SHARES IN NON-CERTIFICATE FORM, A WRITTEN REQUEST FOR REDEMPTION SIGNED BY YOU EXACTLY AS THE ACCOUNT IS REGISTERED IS REQUIRED. IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RECEIVED BY THE TRANSFER AGENT IN ORDER FOR THE REDEMPTION REQUEST TO BE PROCESSED. IF REDEMPTION IS REQUESTED BY A CORPORATION, PARTNERSHIP, TRUST OR FIDUCIARY, WRITTEN EVIDENCE OF AUTHORITY ACCEPTABLE TO THE TRANSFER AGENT MUST BE SUBMITTED BEFORE SUCH REQUEST WILL BE ACCEPTED. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

  If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an eligible guarantor institution. An eligible guarantor institution includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Preferred Services offices.

  PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE MADE BY CHECK WITHIN SEVEN DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE CERTIFICATE AND/OR WRITTEN REQUEST, EXCEPT AS INDICATED BELOW. IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE CREDITED TO YOUR PRUDENTIAL SECURITIES ACCOUNT, UNLESS YOU INDICATE OTHERWISE. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Commission, by order, so permits, provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

  PAYMENT FOR REDEMPTION OF RECENTLY PURCHASED SHARES WILL BE DELAYED UNTIL THE FUND OR ITS TRANSFER AGENT HAS BEEN ADVISED THAT THE PURCHASE CHECK HAS BEEN HONORED, UP TO 10 CALENDAR DAYS FROM THE TIME OF RECEIPT OF THE PURCHASE CHECK BY THE TRANSFER AGENT. SUCH DELAY MAY BE AVOIDED BY PURCHASING SHARES BY WIRE OR BY CERTIFIED OR CASHIER'S CHECK.

  REDEMPTION IN KIND. If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of a Series, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

  INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Trustees may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a NAV of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

  90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of a Series of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. If less than a full repurchase is made, the credit will be on a PRO RATA basis. You must notify the Transfer Agent, either directly or through the Distributor or your Dealer, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charges" below. Exercise of the repurchase privilege may affect the federal tax treatment of any gain or loss realized upon redemption.

  CONTINGENT DEFERRED SALES CHARGES

  Redemptions of Class B shares will be subject to a CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within one year of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares of a Series of the Fund to an amount which is lower than the amount of all payments by you for shares of the Series during the preceding six years, in the case of Class B shares, and one year, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor. See "How the Fund is Managed--Distributor" and "Waiver of Contingent Deferred Sales Charges--Class B Shares" below.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares" below.

  The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                               CONTINGENT DEFERRED
                                                      SALES
                                              CHARGE AS A PERCENTAGE
          YEAR SINCE PURCHASE                 OF DOLLARS INVESTED OR
          PAYMENT MADE                         REDEMPTION PROCEEDS
          -------------------------------    ------------------------
          First..........................               5.0%
          Second.........................               4.0%
          Third..........................               3.0%
          Fourth.........................               2.0%
          Fifth..........................               1.0%
          Sixth..........................               1.0%
          Seventh........................              None

  In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Fund shares made during the preceding six years (five years for Class B shares purchased prior to January 22, 1990); then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

  For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

  For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

  WAIVER OF CONTINGENT DEFERRED SALES CHARGES--CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability. In addition, the CDSC will be waived on redemptions of shares held by a Trustee of the Fund.

  You must notify the Transfer Agent either directly or through your Dealer, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Fund Shares--Waiver of the Contingent Deferred Sales Charge--Class B Shares" in the Statement of Additional Information.

  A quantity discount may apply to redemptions of Class B shares purchased prior to August 1, 1994. See "Purchase and Redemption of Fund Shares--Quantity Discount--Class B Shares Purchased Prior to August 1, 1994" in the Statement of Additional Information.

  SYSTEMATIC WITHDRAWAL PLAN. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer

Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase, or for shares purchased prior to March 1, 1997, on March 1 of the current year. The CDSC will be waived (or reduced) on redemptions until this threshold 12% amount is reached.

CONVERSION FEATURE--CLASS B SHARES

  Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative NAV without the imposition of any additional sales charge. The first conversion of Class B shares occurred in February 1995, when the conversion feature was first implemented.

  Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (i) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (ii) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

  For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different NAVs, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (I.E., $1,000 divided by $2,100 (47.62%), multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

  Since annual distribution-related fees are lower for Class A shares than Class B shares, the NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares."

  For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

  The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute preferential dividends under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Series will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

HOW TO EXCHANGE YOUR SHARES

  AS A SHAREHOLDER OF THE FUND, YOU HAVE AN EXCHANGE PRIVILEGE WITH THE OTHER SERIES OF THE FUND AND CERTAIN OTHER PRUDENTIAL MUTUAL FUNDS (THE EXCHANGE PRIVILEGE), INCLUDING ONE OR MORE SPECIFIED MONEY MARKET FUNDS, SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF SUCH FUNDS. CLASS A, CLASS B, CLASS C AND CLASS Z SHARES MAY BE EXCHANGED FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF THE OTHER SERIES OF THE FUND AND OF ANOTHER FUND ON THE BASIS OF THE RELATIVE NAV. No sales charge will be imposed at the time of the exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature--Class B Shares" above. An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account--Exchange Privilege" in the Statement of Additional Information.

  IN ORDER TO EXCHANGE SHARES BY TELEPHONE, YOU MUST AUTHORIZE TELEPHONE EXCHANGES ON YOUR INITIAL APPLICATION FORM OR BY WRITTEN NOTICE TO THE TRANSFER AGENT AND HOLD SHARES IN NON-CERTIFICATE FORM. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All exchanges will be made on the basis of the relative NAV of the two funds or two Series next determined after the request is received in good order.

  IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, YOU MUST EXCHANGE YOUR SHARES BY CONTACTING YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.

  IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RETURNED IN ORDER FOR THE SHARES TO BE EXCHANGED. SEE "HOW TO SELL YOUR SHARES" ABOVE.

  You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

  IN PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS THE TELEPHONE EXCHANGE OF SHARES MAY BE DIFFICULT TO IMPLEMENT AND YOU SHOULD MAKE EXCHANGES BY MAIL BY WRITING TO PRUDENTIAL MUTUAL FUND SERVICES LLC AT THE ADDRESS NOTED ABOVE.

  SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV (see "Alternative Purchase Plan--Class A Shares--Reduction and Waiver of Initial Sales Charges" above) and for shareholders who qualify to purchase Class Z shares (see "Alternative Purchase Plan--Class Z Shares" above). Under this exchange privilege, amounts representing any Class B and Class C shares (which are not subject to a CDSC) held in such a shareholder's account will be automatically exchanged for Class A shares for shareholders who qualify to purchase Class A shares at NAV, on a quarterly basis, unless the shareholder elects otherwise. Similarly, shareholders who qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities, Prusec or another Dealer that they are eligible for this special exchange privilege.

  Participants in any fee-based program for which the Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at NAV.

  The exchange privilege is not a right and may be suspended, modified or terminated on 60 days' notice to shareholders.

  FREQUENT TRADING. The Fund and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, each Prudential Mutual Fund, including the Fund, reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading (Market Timers).

  To implement this authority to protect the Fund and its shareholders from excessive trading, the Fund will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Fund or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Fund may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.

SHAREHOLDER SERVICES

  In addition to the exchange privilege, as a shareholder of the Fund, you can take advantage of the following services and privileges:

  -AUTOMATIC REINVESTMENTS OF DIVIDENDS AND/OR DISTRIBUTIONS WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through your Dealer, you should contact your financial adviser.

  -AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP). Under ASAP, you may make regular purchases of the Fund's shares in amounts as little as $50 via an automatic debit to a bank account or brokerage account (including a Command Account). For additional information about this service, you may contact the Distributor, your Dealer or the Transfer Agent directly.

  -SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares-- Contingent Deferred Sales Charges" above.

  -REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. In addition, monthly unaudited financial data is available upon request from the Fund.

  -SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or, from outside the U.S.A., at
(732) 417-7555 (collect).

  For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

                        DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE
 BOND RATINGS

  Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

  Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

  Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

  Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM DEBT RATINGS

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.

  P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

  P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

  P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

SHORT-TERM RATINGS

  Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.

  MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

  MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

  MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.

  MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP
 DEBT RATINGS

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

COMMERCIAL PAPER RATINGS

  S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.

  A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

  A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MUNICIPAL NOTES

  A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are rated SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal and interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designation indicates speculative capacity to pay principal and interest.

                       THE PRUDENTIAL MUTUAL FUND FAMILY

  Prudential offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Funds at
(800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.

      TAXABLE BOND FUNDS
    --------------------------
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Mortgage Income Fund, Inc.
Prudential Structured Maturity Fund, Inc.
  Income Portfolio

      TAX-EXEMPT BOND FUNDS
    -----------------------------
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
  Intermediate Series
Prudential Municipal Series Fund
  Florida Series
  Maryland Series
  Massachusetts Series
  Michigan Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

      GLOBAL FUNDS
    --------------------
Prudential Developing Markets Fund
Prudential Developing Markets Equity Fund
Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Limited Maturity Fund, Inc.
  Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.
Prudential International Bond Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Global Series
  International Stock Series
Global Utility Fund, Inc.
The Global Total Return Fund, Inc.

      EQUITY FUNDS
    --------------------
Prudential Balanced Fund
Prudential Distressed Securities Fund, Inc.
Prudential Emerging Growth Fund
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Index Series Fund
  Prudential Bond Market Index Fund
  Prudential Europe Index Fund
  Prudential Pacific Index Fund
  Prudential Small-Cap Index Fund
  Prudential Stock Index Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund
Prudential Mid-Cap Value Fund
Prudential Real Estate Securities Fund, Inc.
Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Utility Fund, Inc.
Prudential 20/20 Focus Fund
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund

      MONEY MARKET FUNDS
    --------------------------
-TAXABLE MONEY MARKET FUNDS
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
  Money Market Series
Prudential MoneyMart Assets, Inc.
-TAX-FREE MONEY MARKET FUNDS
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series
-COMMAND FUNDS
Command Money Fund
Command Government Fund
Command Tax-Free Fund
-INSTITUTIONAL MONEY MARKET FUNDS
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

No Dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

-------------------------------------------

                               TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
FUND HIGHLIGHTS.............................................................    2
  What are the Series' Risk Factors and Special Characteristics?............    2
FUND EXPENSES...............................................................    4
FINANCIAL HIGHLIGHTS........................................................    6
HOW THE FUND INVESTS........................................................   18
  Investment Objectives and Policies........................................   18
  Hedging Strategies........................................................   24
  Other Investments and Policies............................................   26
  Investment Restrictions...................................................   28
HOW THE FUND IS MANAGED.....................................................   28
  Manager...................................................................   29
  Distributor...............................................................   29
  Fee Waivers and Subsidy...................................................   31
  Portfolio Transactions....................................................   31
  Custodian and Transfer and Dividend Disbursing Agent......................   31
  Year 2000.................................................................   31
HOW THE FUND VALUES ITS SHARES..............................................   32
HOW THE FUND CALCULATES PERFORMANCE.........................................   32
TAXES, DIVIDENDS AND DISTRIBUTIONS..........................................   33
GENERAL INFORMATION.........................................................   35
  Description of Shares.....................................................   35
  Additional Information....................................................   36
SHAREHOLDER GUIDE...........................................................   37
  How to Buy Shares of the Fund.............................................   37
  Alternative Purchase Plan.................................................   38
  How to Sell Your Shares...................................................   41
  Conversion Feature--Class B Shares........................................   44
  How to Exchange Your Shares...............................................   45
  Shareholder Services......................................................   46
DESCRIPTION OF SECURITY RATINGS.............................................  A-1
THE PRUDENTIAL MUTUAL FUND FAMILY...........................................  B-1

-------------------------------------------

MF133A

CUSIP Nos.:
                                          Class A: 74435L103; Class B: 74435L202
High Income Series                         Class C: 74435L707 Class Z: 74435L871
                                          Class A: 74435L301; Class B: 74435L400
Insured Series                             Class C: 74435L806 Class Z: 74435L863
                                          Class A: 74435L509; Class B: 74435L608
Intermediate Series                        Class C: 74435L889 Class Z: 74435L855

PRUDENTIAL
MUNICIPAL
BOND FUND
-----------

HIGH INCOME SERIES
INSURED SERIES
INTERMEDIATE SERIES

                         PROSPECTUS
  July 1, 1998
www.prudential.com

                --------------------------

         [LOGO]

Prudential Municipal Bond Fund
--------------------------------

PROSPECTUS DATED JULY 1, 1998

----------------------------------------------------------------

Prudential Municipal Bond Fund (the Fund) is an open-end, diversified, management investment company, or mutual fund, consisting of three separate portfolios--the High Income Series, the Insured Series and the Intermediate Series (collectively, the Series). The investment objectives of the Series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital and (iii) the objective of the Intermediate Series is to provide a high level of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. Although each Series will seek income that is eligible for exclusion from federal income taxes, a portion of the dividends and distributions paid by each Series (and, in particular, the High Income Series) may be treated as a preference item for purposes of the alternative minimum tax. Each Series seeks to achieve its objective through the separate investment policies described in this Prospectus. There can be no assurance that the Series' investment objectives will be achieved. See "How the Fund Invests--Investment Objectives and Policies."

Subject to the limitations described herein, each Series may utilize derivatives, including buying and selling futures contracts for the purpose of hedging its portfolio securities. See "How the Fund Invests--Investment Objectives and Policies."

THE HIGH INCOME SERIES MAY INVEST IN LOWER RATED BONDS, COMMONLY KNOWN AS JUNK BONDS. INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST, INCLUDING DEFAULT RISK, THAN HIGHER RATED BONDS. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS SERIES. See "How the Fund Invests--Investment Objectives and Policies--The High Income Series--Risk Factors Relating to Investing in High Yield Securities."

The Insured Series invests at least 70% of its assets in insured obligations under normal circumstances. The insurance relates to the timely payment of principal and interest on portfolio investments and not to the shares of the Series.

The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and is available at the Web site of the Prudential Insurance Company of America (http://www.prudential.com). Additional information about the Fund has been filed with the Securities and Exchange Commission (the Commission) in a Statement of Additional Information, dated July 1, 1998, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional, material incorporated by reference, and other information regarding the Fund.

--------------------------------------------------------------------------------

INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
REFERENCE.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

  The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

  WHAT IS PRUDENTIAL MUNICIPAL BOND FUND?

    Prudential Municipal Bond Fund is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified, management investment company. The Fund is comprised of three separate portfolios--the High Income Series, the Insured Series and the Intermediate Series.

  WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?

    The investment objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes. The investment objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The investment objective of the Intermediate Series is to provide a high level of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. Each Series seeks to achieve its objective through the separate investment policies described in this Prospectus. There can be no assurance that the Series' objectives will be achieved. See "How the Fund Invests--Investment Objectives and Policies" at page 18.

  WHAT ARE THE SERIES' RISK FACTORS AND SPECIAL CHARACTERISTICS?

    The High Income Series invests in high yield securities, commonly known as junk bonds, which may be considered speculative and are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations, as well as price volatility. The Insured Series invests primarily in insured municipal obligations. Although the insurance policies protect against the failure to make timely payment of principal and interest on the insured municipal obligations, the price of the municipal obligations and the stability of the Series' net asset value per share (NAV) are not insured. The Intermediate Series invests primarily in municipal obligations with maturities between 3 and 15 years and will have a dollar-weighted average portfolio maturity of more than 3 and less than 10 years. Generally, the yield earned on longer-term municipal obligations is greater than that earned on similar obligations with shorter maturities. However, obligations with longer maturities are subject to greater market risk due to larger fluctuations in value given specific changes in the level of interest rates relative to the value of shorter-term obligations. See "How the Fund Invests--Investment Objectives and Policies" at page 18. Each Series may purchase and sell derivatives, including certain financial futures contracts and options thereon, for hedging purposes. These activities may be considered speculative and may result in higher risks and costs to the Fund. See "How the Fund Invests--Hedging Strategies--Risks of Hedging Strategies" at page 25. As with an investment in any mutual fund, an investment in this Fund can decrease in value and you can lose money.

  WHO MANAGES THE FUND?

    Prudential Investments Fund Management LLC (PIFM or the Manager) is the Manager of the Fund and is compensated for its services at an annual rate of .50 of 1% of the average daily net assets of each Series up to $1 billion and .45 of 1% of the average daily net assets of each Series in excess of $1 billion. As of May 31, 1998, PIFM served as manager or administrator to 67 investment companies, including 45 mutual funds, with aggregate assets of approximately $65 billion. The Prudential Investment Corporation (PIC), doing business as Prudential Investments (the Subadviser) furnishes investment advisory services in connection with the management of the Fund under a Subadvisory Agreement with PIFM. See "How the Fund is Managed--Manager" at page 29.

  WHO DISTRIBUTES THE FUND'S SHARES?

    Prudential Investment Management Services LLC (the Distributor) acts as the Distributor of the Fund's Class A, Class B, Class C and Class Z shares and is paid an annual distribution and service fee which is currently being charged at the rate of .10 of 1% of the average daily net assets of the Class A shares of each Series, is paid an annual distribution and service fee which is currently being charged at the rate of .50 of 1% of the average daily net assets of the Class B shares of each Series and is paid an annual distribution and service fee which is currently being charged at the rate of .75 of 1% of the average daily net assets of the Class C shares of each Series. The Distributor incurs the expense of distributing the Fund's Class Z shares under a distribution agreement with the Fund, none of which is reimbursed or paid for by the Fund. See "How the Fund is Managed--Distributor" at page 29.

  WHAT IS THE MINIMUM INVESTMENT?

    The minimum initial investment is $1,000 for Class A and Class B shares per class and $5,000 for Class C shares. The minimum subsequent investment is $100 for Class A, Class B and Class C shares. Class Z shares are not subject to any minimum investment requirements. There is no minimum investment requirement for certain employee savings plans. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide--How to Buy Shares of the Fund" at page 37 and "Shareholder Guide--Shareholder Services" at page 46.

  HOW DO I PURCHASE SHARES?

    You may purchase shares of the Fund through the Distributor or brokers or dealers that have entered into agreements to act as participating or introducing brokers for the Distributor (Dealers) or directly from the Fund through its transfer agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent). In each case, sales are made at the NAV next determined after receipt of your purchase order by the Transfer Agent, a Dealer or the Distributor, plus a sales charge which may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. Dealers may charge their customers a separate fee for handling purchase transactions. See "How the Fund Values its Shares" at page 32 and "Shareholder Guide--How to Buy Shares of the Fund" at page 37.

  WHAT ARE MY PURCHASE ALTERNATIVES?

    The Fund offers four classes of shares through this Prospectus:

     - Class A Shares:      Sold with an initial sales charge of up to 3% of
                            the offering price.

     - Class B Shares:      Sold without an initial sales charge but are
                            subject to a contingent deferred sales charge or CDSC (declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. Although
                            Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares (which are subject to lower ongoing distribution-related expenses) approximately seven years after purchase.

     - Class C Shares:      Sold without an initial sales charge and, for
                            one year after purchase, are subject to a 1%
                            CDSC on redemptions. Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but, unlike Class B shares, do not convert to another class.

     - Class Z Shares:      Sold without either an initial sales charge or
                            CDSC to a limited group of investors. Class Z shares are not subject to any ongoing service or distribution expenses.

    See "Shareholder Guide--Alternative Purchase Plan" at page 38.

  HOW DO I SELL MY SHARES?

    You may redeem your shares at any time at the NAV next determined after your Dealer, the Distributor or the Transfer Agent receives your sell order. The proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. Dealers may charge their customers a separate fee for handling sale transactions. See "Shareholder Guide--How to Sell Your Shares" at page 41.

  HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

    The Fund expects to declare daily and pay monthly dividends of net investment income, if any, and make distributions of any net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of a Series at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 33.

                                 FUND EXPENSES
                               (FOR EACH SERIES)

                                       CLASS A                                                                 CLASS Z
SHAREHOLDER TRANSACTION EXPENSES (a)    SHARES          CLASS B SHARES (b)            CLASS C SHARES            SHARES
                                      ----------     ------------------------     -----------------------     ----------
    Maximum Sales Load Imposed on
     Purchases (as a percentage of
     offering price)................      3%                   None                        None                  None
    Maximum Sales Load Imposed on
     Reinvested Dividends...........     None                  None                        None                  None
    Maximum Deferred Sales Load (as
     a percentage of original
     purchase price or redemption
     proceeds, whichever is
     lower).........................     None        5% during the first             1% on redemptions           None
                                                     year, decreasing by 1%        made within one year
                                                     annually to 1% in the              of purchase
                                                     fifth and sixth years
                                                     and 0% the seventh year
    Redemption Fees.................     None                  None                        None                  None
    Exchange Fee....................     None                  None                        None                  None

ANNUAL FUND OPERATING EXPENSES (c)
(as a percentage of average net        CLASS A                                                                 CLASS Z
assets)                                 SHARES            CLASS B SHARES              CLASS C SHARES            SHARES
                                      ----------     ------------------------     -----------------------     ----------
    Management Fees:
      High Income Series Before
       Waiver.......................       .50%                 .50%                        .50%                   .50%
      Insured Series................       .50                  .50                         .50                    .50
      Intermediate Series...........       .50                  .50                         .50                    .50
    12b-1 Fees (After Reduction):
      High Income Series............       .10%(d)              .50%                        .75%(d)              None
      Insured Series................       .10(d)               .50                         .75(d)               None
      Intermediate Series...........       .10(d)               .50                         .75(d)               None
    Other Expenses:
      High Income Series............       .07                  .07                         .07                    .07
      Insured Series................       .11                  .11                         .11                    .11
      Intermediate Series...........       .73                  .73                         .73                    .73
    Total Fund Operating Expenses
     (Before Waiver and After
     Reduction):
      High Income Series............       .67                 1.07                        1.32                    .57
      Insured Series................       .71                 1.11                        1.36                    .61
      Intermediate Series...........      1.33                 1.73                        1.98                   1.23

------------------
(a)  Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National
     Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of each Series may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on each class of the Series rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See
     "How the Fund is Managed--Distributor."
(b)  Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide--Conversion Feature--
     Class B Shares."
(c)  Based on expenses incurred during the fiscal year ended April 30, 1998, without taking into account the management fee waiver. At the current level of management fee waiver (10%) for the High Income Series, Management Fees for the High Income Series would be .45% for all classes. Total Fund
     Operating Expenses for Class A, B, C and Class Z shares would be .62%,
     1.02%, 1.27% and .52%, respectively for the High Income Series. The expense information in the table with respect to the Insured and Intermediate
     Series has been restated to reflect current fees. Effective August 31,
     1997, PIFM eliminated its management fee waiver (10%) with respect to the
     Insured and Intermediate Series. See "How the Fund is Managed--Fee Waivers
     and Subsidy."
(d)  Although the Class A and Class C Distribution and Service Plans provide that the Fund may pay a distribution fee of up to .30 of 1% and up to 1% of the average daily net assets of the Class A and Class C shares, respectively, the Distributor may voluntarily waive all or a portion of the distribution fees as it may determine from time to time. Any such waivers may be terminated at any time without prior notice to shareholders. The fee table reflects the 12b-1 fees that are estimated to be incurred by the Fund during its current fiscal year. Total Fund Operating Expenses of the Class
     A and Class C shares without such limitation would be .87% and 1.57%, respectively, of the High Income Series, .91% and 1.61%, respectively, of the Insured Series and 1.53% and 2.23%, respectively, of the Intermediate
     Series. See "How the Fund is Managed--Distributor."

EXAMPLE (EACH SERIES)                                           1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                               ---------     ---------     ---------     ----------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
    High Income Series
      Class A................................................     $36           $49          $ 64           $105
      Class B................................................     $60           $62          $ 66           $108
      Class C................................................     $23           $40          $ 70           $153
      Class Z................................................     $ 5           $17          $ 29           $ 70
    Insured Series
      Class A................................................     $37           $51          $ 67           $113
      Class B................................................     $61           $65          $ 70           $116
      Class C................................................     $24           $42          $ 73           $161
      Class Z................................................     $ 6           $19          $ 33           $ 79
    Intermediate Series
      Class A................................................     $43           $70          $100           $183
      Class B................................................     $67           $84          $103           $186
      Class C................................................     $30           $62          $106           $229
      Class Z................................................     $12           $38          $ 66           $151
You would pay the following expenses on the same investment, assuming no redemption:
    High Income Series
      Class A................................................     $36           $49          $ 64           $105
      Class B................................................     $10           $32          $ 56           $108
      Class C................................................     $13           $40          $ 70           $153
      Class Z................................................     $ 5           $17          $ 29           $ 70
    Insured Series
      Class A................................................     $37           $51          $ 67           $113
      Class B................................................     $11           $35          $ 60           $116
      Class C................................................     $14           $42          $ 73           $161
      Class Z................................................     $ 6           $19          $ 33           $ 79
    Intermediate Series
      Class A................................................     $43           $70          $100           $183
      Class B................................................     $17           $54          $ 93           $186
      Class C................................................     $20           $62          $106           $229
      Class Z................................................     $12           $38          $ 66           $151
----------------

The above examples are based on data for the Fund's fiscal year ended April 30, 1998. THE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Series, such as
Trustees' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                      (HIGH INCOME SERIES--CLASS A SHARES)

  The following financial highlights, for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                 HIGH INCOME SERIES
                     -----------------------------------------------------------------------------------------------------------
                                                                       CLASS A
                     -----------------------------------------------------------------------------------------------------------
                                                                                                                     JANUARY 22,
                                                                                                                       1990(a)
                                                        YEARS ENDED APRIL 30,                                          THROUGH
                     -------------------------------------------------------------------------------------------      APRIL 30,
                       1998         1997         1996         1995        1994      1993      1992        1991          1990
                     --------     --------     --------     --------     -------   -------   -------     -------     -----------

PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
  period...........  $  10.84     $  10.70     $  10.72     $  10.74     $ 11.14   $ 10.68   $ 10.45     $ 10.33       $10.58
                     --------     --------     --------     --------     -------   -------   -------     -------     -----------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income...........       .67(d)       .70(d)       .72(d)       .72(d)      .72       .77       .77(d)      .79(d)       .23(d)
Net realized and
  unrealized gain
  (loss) on
  investment
  transactions.....       .47          .14         (.02)        (.02)       (.39)      .46       .23         .12         (.25)
                     --------     --------     --------     --------     -------   -------   -------     -------     -----------
Total from
  investment
  operations.......      1.14          .84          .70          .70         .33      1.23      1.00         .91         (.02)
                     --------     --------     --------     --------     -------   -------   -------     -------     -----------
LESS DISTRIBUTIONS
Dividends from net
  investment
  income...........      (.67)        (.70)        (.72)        (.72)       (.72)     (.77)     (.77)       (.79)        (.23)
Distributions from
  capital gains....        --           --           --           --        (.01)       --        --          --           --
                     --------     --------     --------     --------     -------   -------   -------     -------     -----------
Total
  distributions....      (.67)        (.70)        (.72)        (.72)       (.73)     (.77)     (.77)       (.79)        (.23)
                     --------     --------     --------     --------     -------   -------   -------     -------     -----------
Net asset value,
  end of period....  $  11.31     $  10.84     $  10.70     $  10.72     $ 10.74   $ 11.14   $ 10.68     $ 10.45       $10.33
                     --------     --------     --------     --------     -------   -------   -------     -------     -----------
                     --------     --------     --------     --------     -------   -------   -------     -------     -----------
TOTAL RETURN
  (b):.............     10.80%        8.03%        6.55%        6.90%       2.88%    11.90%     9.82%       9.14%       (1.49)%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000).....  $421,503     $334,062     $223,073     $115,501     $54,491   $43,529   $24,725     $15,089       $3,905
Average net assets
  (000)............  $381,735     $294,940     $162,329     $ 65,207     $52,982   $31,658   $19,702     $11,594       $1,914
Ratios to average
  net assets:
  Expenses,
   including
   distribution
   fees............      0.62%(d)     0.64%(d)     0.64%(d)     0.69%(d)    0.69%     0.74%     0.65%(d)    0.60%(d)     0.60%(c)(d)
  Expenses,
   excluding
   distribution
   fees............      0.52%(d)     0.54%(d)     0.54%(d)     0.59%(d)    0.59%     0.64%     0.55%(d)    0.50%(d)     0.50%(c)(d)
  Net investment
   income..........      6.03%(d)     6.44%(d)     6.58%(d)     6.83%(d)    6.42%     7.04%     7.25%(d)    7.62%(d)     8.17%(c)(d)
Portfolio turnover
  rate.............        13%          26%          35%          39%         36%       27%       34%         29%          44%

---------------

   (a)  Commencement of offering of Class A shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                      (HIGH INCOME SERIES--CLASS B SHARES)

  The following financial highlights, for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class B share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                        HIGH INCOME SERIES
                                         ---------------------------------------------------------------------------------
                                                                              CLASS B
                                         ---------------------------------------------------------------------------------
                                                                       YEARS ENDED APRIL 30,
                                         ---------------------------------------------------------------------------------
                                           1998          1997          1996           1995            1994         1993
                                         --------      --------      --------      ----------      ----------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...  $  10.84      $  10.69      $  10.72      $    10.74      $    11.14   $    10.68
                                         --------      --------      --------      ----------      ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................     .63(b)        .66(b)        .68(b)          .68(b)            .68          .73
Net realized and unrealized gain (loss)
  on investment transactions...........       .47           .15          (.03)           (.02)           (.39)         .46
                                         --------      --------      --------      ----------      ----------   ----------
Total from investment operations.......      1.10           .81           .65             .66             .29         1.19
                                         --------      --------      --------      ----------      ----------   ----------
LESS DISTRIBUTIONS
Dividends from net investment income...      (.63)         (.66)         (.68)           (.68)           (.68)        (.73)
Distributions from capital gains.......        --            --            --              --            (.01)          --
                                         --------      --------      --------      ----------      ----------   ----------
Total distributions....................      (.63)         (.66)         (.68)           (.68)           (.69)        (.73)
                                         --------      --------      --------      ----------      ----------   ----------
Net asset value, end of period.........  $  11.31      $  10.84      $  10.69      $    10.72      $    10.74   $    11.14
                                         --------      --------      --------      ----------      ----------   ----------
                                         --------      --------      --------      ----------      ----------   ----------
TOTAL RETURN (a):......................     10.36%         7.71%         6.12%           6.37%           2.46%       11.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........  $669,223      $665,525      $799,048      $  934,725      $1,099,640   $1,028,480
Average net assets (000)...............  $669,132      $725,305      $900,115      $1,024,132      $1,132,653   $  893,203
Ratios to average net assets:
  Expenses, including distribution
   fees................................      1.02%(b)      1.04%(b)      1.04%(b)        1.09%(b)        1.09%        1.14%
  Expenses, excluding distribution
   fees................................      0.52%(b)      0.54%(b)      0.54%(b)        0.59%(b)        0.58%         .64%
  Net investment income................      5.63%(b)      6.05%(b)      6.19%(b)        6.37%(b)        6.02%        6.66%
Portfolio turnover rate................        13%           26%           35%             39%             36%          27%


                                           1992          1991          1990          1989
                                         --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...  $  10.45      $  10.34      $  10.56      $  10.13
                                         --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..................     .73(b)        .75(b)        .79(b)        .86(b)
Net realized and unrealized gain (loss)
  on investment transactions...........       .23           .11          (.17)          .45
                                         --------      --------      --------      --------
Total from investment operations.......       .96           .86           .62          1.31
                                         --------      --------      --------      --------
LESS DISTRIBUTIONS
Dividends from net investment income...      (.73)         (.75)         (.79)         (.86)
Distributions from capital gains.......        --            --          (.05)         (.02)
                                         --------      --------      --------      --------
Total distributions....................      (.73)         (.75)         (.84)         (.88)
                                         --------      --------      --------      --------
Net asset value, end of period.........  $  10.68      $  10.45      $  10.34      $  10.56
                                         --------      --------      --------      --------
                                         --------      --------      --------      --------
TOTAL RETURN (a):......................      9.40%         8.59%         6.04%        13.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........  $803,838      $701,483      $622,970      $549,426
Average net assets (000)...............  $759,779      $667,751      $549,485      $185,367
Ratios to average net assets:
  Expenses, including distribution
   fees................................      1.05%(b)      1.00%(b)      0.83%(b)      0.27%(b)
  Expenses, excluding distribution
   fees................................      0.55%(b)      0.50%(b)      0.33%(b)      0.12%(b)
  Net investment income................      6.85%(b)      7.22%(b)      7.24%(b)      7.26%(b)
Portfolio turnover rate................        34%           29%           44%           17%

-----------------

   (a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

   (b) Net of expense subsidy, fee waivers and distribution fee deferrals. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                      (HIGH INCOME SERIES--CLASS C SHARES)

  The following financial highlights for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the year ended April 30, 1996 and for the period from August 1, 1994 through April 30, 1995. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class C share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                  HIGH INCOME SERIES
                                                      ------------------------------------------
                                                                       CLASS C
                                                      ------------------------------------------
                                                                                       AUGUST 1,
                                                                                        1994(a)
                                                           YEAR ENDED APRIL 30,         THROUGH
                                                      ------------------------------   APRIL 30,
                                                        1998       1997       1996       1995
                                                      --------   --------   --------   ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................  $  10.84   $  10.69   $  10.72    $10.79
                                                      --------   --------   --------   ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (d)...........................       .61        .63        .65       .49
Net realized and unrealized gain (loss) on
  investment transactions...........................       .47        .15       (.03)     (.07)
                                                      --------   --------   --------   ---------
Total from investment operations....................      1.08        .78        .62       .42
                                                      --------   --------   --------   ---------
LESS DISTRIBUTIONS
Dividends from net investment income................      (.61)      (.63)      (.65)     (.49)
                                                      --------   --------   --------   ---------
Net asset value, end of period......................  $  11.31   $  10.84   $  10.69    $10.72
                                                      --------   --------   --------   ---------
                                                      --------   --------   --------   ---------
TOTAL RETURN (b):...................................     10.09%      7.44%      5.86%     3.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................  $ 20,554   $  9,563   $  6,471    $3,208
Average net assets (000)............................  $ 14,932   $  8,060   $  5,608    $1,385
Ratios to average net assets:
  Expenses, including distribution fees (d).........      1.27%      1.29%      1.29%     1.34%(c)
  Expenses, excluding distribution fees (d).........      0.52%      0.54%      0.54%     0.59%(c)
  Net investment income (d).........................      5.39%      5.80%      5.93%     6.34%(c)
Portfolio turnover rate.............................        13%        26%        35%       39%

------------

  (a)  Commencement of offering of Class C shares.

  (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

  (c)  Annualized.

  (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                      (HIGH INCOME SERIES--CLASS Z SHARES)

  The following financial highlights for the Class Z shares for the fiscal year ended April 30, 1998 and for the period from September 16, 1996 through April 30, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class Z share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                               HIGH INCOME SERIES
                                                           --------------------------
                                                                    CLASS Z
                                                           --------------------------
                                                                        SEPTEMBER 16,
                                                                           1996(a)
                                                           YEAR ENDED      THROUGH
                                                           APRIL 30,      APRIL 30,
                                                              1998          1997
                                                           ----------   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................   $ 10.83        $10.79
                                                           ----------      ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (d)................................       .68           .45
Net realized and unrealized gain (loss) on investment
  transactions...........................................       .47           .04
                                                           ----------      ------
Total from investment operations.........................      1.15           .49
                                                           ----------      ------
LESS DISTRIBUTIONS
Dividends from net investment income.....................      (.68)         (.45)
                                                           ----------      ------
Net asset value, end of period...........................   $ 11.30        $10.83
                                                           ----------      ------
                                                           ----------      ------
TOTAL RETURN(b):.........................................     10.91%         4.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..........................   $ 9,919        $2,719
Average net assets (000).................................   $ 6,064        $  704
Ratios to average net assets:
  Expenses (d)...........................................      0.52%         0.54%(c)
  Net investment income (d)..............................      6.14%         6.55%(c)
Portfolio turnover rate..................................        13%           26%

------------

  (a)  Commencement of offering of Class Z shares.

  (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

  (c)  Annualized.

  (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                        (INSURED SERIES--CLASS A SHARES)

  The following financial highlights, for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                   INSURED SERIES
                      --------------------------------------------------------------------------------------------------------
                                                                      CLASS A
                      --------------------------------------------------------------------------------------------------------
                                                                                                                   JANUARY 22,
                                                                                                                     1990(a)
                                                       YEARS ENDED APRIL 30,                                         THROUGH
                      ----------------------------------------------------------------------------------------      APRIL 30,
                        1998         1997         1996        1995        1994     1993     1992        1991          1990
                      --------     --------     --------     -------     -------  -------  -------     -------     -----------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
  period............  $  10.90     $  10.94     $  10.83     $ 10.71     $ 11.44  $ 10.98  $ 10.76     $ 10.25       $10.51
                      --------     --------     --------     -------     -------  -------  -------     -------     -----------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income............       .53(d)       .55(d)       .58(d)      .58(d)      .58      .61      .66(d)      .67(d)       .18(d)
Net realized and
  unrealized gain
  (loss) on
  investment
  transactions......       .40          .08          .11         .12        (.43)     .73      .24         .54         (.26)
                      --------     --------     --------     -------     -------  -------  -------     -------     -----------
Total from
  investment
  operations........       .93          .63          .69         .70         .15     1.34      .90        1.21         (.08)
                      --------     --------     --------     -------     -------  -------  -------     -------     -----------
LESS DISTRIBUTIONS
Dividends from net
  investment
  income............      (.53)        (.55)        (.58)       (.58)       (.58)    (.61)    (.66)       (.67)        (.18)
Distributions in
  excess of net
  investment
  income............        --(e)      (.01)          --          --          --       --       --          --           --
Distributions from
  capital gains.....      (.25)        (.11)          --          --        (.30)    (.27)    (.02)       (.03)          --
                      --------     --------     --------     -------     -------  -------  -------     -------     -----------
Total
  distributions.....      (.78)        (.67)        (.58)       (.58)       (.88)    (.88)    (.68)       (.70)        (.18)
                      --------     --------     --------     -------     -------  -------  -------     -------     -----------
Net asset value, end
  of period.........  $  11.05     $  10.90     $  10.94     $ 10.83     $ 10.71  $ 11.44  $ 10.98     $ 10.76       $10.25
                      --------     --------     --------     -------     -------  -------  -------     -------     -----------
                      --------     --------     --------     -------     -------  -------  -------     -------     -----------
TOTAL RETURN (b):...      8.67%        5.74%        6.47%       6.73%       1.04%   12.68%    8.59%      11.86%       (3.37)%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000)......  $224,409     $208,411     $139,548     $75,800     $30,669  $30,098  $19,177     $ 7,630       $2,700
Average net assets
  (000).............  $222,115     $187,371     $102,456     $39,471     $32,309  $24,589  $12,731     $ 5,164       $1,280
Ratios to average
  net assets:
  Expenses,
   including
   distribution
   fees.............      0.69%(d)     0.68%(d)     0.68%(d)    0.74%(d)    0.71%    0.72%    0.62%(d)    0.61%(d)     0.62%(c)(d)
  Expenses,
   excluding
   distribution
   fees.............      0.59%(d)     0.58%(d)     0.58%(d)    0.64%(d)    0.61%    0.62%    0.52%(d)    0.51%(d)     0.52%(c)(d)
  Net investment
   income...........      4.75%(d)     4.95%(d)     5.20%(d)    5.45%(d)    5.09%    5.46%    6.06%(d)    6.38%(d)     6.64%(c)(d)
Portfolio turnover
  rate..............        85%         110%          68%         64%        105%      85%      56%         51%          82%

-----------------

   (a)  Commencement of offering of Class A shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

   (e)  Less than $.005 per share.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                        (INSURED SERIES--CLASS B SHARES)

  The following financial highlights, with respect to the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class B share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                      INSURED SERIES
                                  --------------------------------------------------------------------------------------
                                                                         CLASS B
                                  --------------------------------------------------------------------------------------
                                                                  YEARS ENDED APRIL 30,
                                  --------------------------------------------------------------------------------------
                                    1998         1997         1996         1995         1994         1993         1992
                                  --------     --------     --------     --------     --------     --------     --------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period......................    $  10.91     $  10.95     $  10.84     $  10.71     $  11.44     $  10.99     $  10.76
                                  --------     --------     --------     --------     --------     --------     --------

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income.........         .49(b)       .50(b)       .54(b)       .54(b)       .54          .56          .62(b)
Net realized and unrealized
  gain (loss) on investment
  transactions................         .40          .08          .11          .13         (.43)         .72          .25
                                  --------     --------     --------     --------     --------     --------     --------
Total from investment
  operations..................         .89          .58          .65          .67          .11         1.28          .87
                                  --------     --------     --------     --------     --------     --------     --------

LESS DISTRIBUTIONS
Dividends from net investment
  income......................        (.49)        (.50)        (.54)        (.54)        (.54)        (.56)        (.62)
Distributions in excess of net
  investment income...........        --(c)        (.01)          --           --           --           --           --
Distributions from capital
  gains.......................        (.25)        (.11)          --           --         (.30)        (.27)        (.02)
                                  --------     --------     --------     --------     --------     --------     --------
Total distributions...........        (.74)        (.62)        (.54)        (.54)        (.84)        (.83)        (.64)
                                  --------     --------     --------     --------     --------     --------     --------
Net asset value, end of
  period......................    $  11.06     $  10.91     $  10.95     $  10.84     $  10.71     $  11.44     $  10.99
                                  --------     --------     --------     --------     --------     --------     --------
                                  --------     --------     --------     --------     --------     --------     --------

TOTAL RETURN (a):.............        8.23%        5.32%        6.04%        6.40%        0.63%       12.14%        8.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000).......................    $236,370     $298,005     $443,391     $567,648     $740,447     $770,060     $638,451
Average net assets (000)......    $270,553     $365,891     $524,452     $660,237     $807,794     $705,846     $609,516
Ratios to average net assets:
  Expenses, including
   distribution fees..........        1.09%(b)     1.08%(b)     1.08%(b)     1.14%(b)     1.11%        1.12%        1.02%(b)
  Expenses, excluding
   distribution fees..........        0.59%(b)     0.58%(b)     0.58%(b)     0.64%(b)     0.61%        0.62%        0.52%(b)
  Net investment income.......        4.35%(b)     4.54%(b)     4.80%(b)     4.99%(b)     4.69%        5.06%        5.66%(b)
Portfolio turnover rate.......          85%         110%          68%          64%         105%          85%          56%


                                  1991         1990         1989
                                --------     --------     --------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period......................  $  10.25     $  10.54     $  10.18
                                --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income.........       .63(b)       .67(b)       .76(b)
Net realized and unrealized
  gain (loss) on investment
  transactions................       .54         (.22)         .42
                                --------     --------     --------
Total from investment
  operations..................      1.17          .45         1.18
                                --------     --------     --------
LESS DISTRIBUTIONS
Dividends from net investment
  income......................      (.63)        (.67)        (.76)
Distributions in excess of net
  investment income...........        --           --           --
Distributions from capital
  gains.......................      (.03)        (.07)        (.06)
                                --------     --------     --------
Total distributions...........      (.66)        (.74)        (.82)
                                --------     --------     --------
Net asset value, end of
  period......................  $  10.76     $  10.25     $  10.54
                                --------     --------     --------
                                --------     --------     --------
TOTAL RETURN (a):.............     11.43%        4.36%       11.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000).......................  $578,412     $497,139     $447,101
Average net assets (000)......  $537,275     $446,904     $160,158
Ratios to average net assets:
  Expenses, including
   distribution fees..........      1.01%(b)     0.85%(b)     0.22%(b)
  Expenses, excluding
   distribution fees..........      0.51%(b)     0.35%(b)     0.13%(b)
  Net investment income.......      5.98%(b)     6.07%(b)     6.52%(b)
Portfolio turnover rate.......        51%          82%          87%

-----------------

   (a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (b) Net of expense subsidy, fee waivers and distribution fee deferrals. See "Manager" in the Statement of Additional Information.

   (c)  Less than $.005 per share.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                        (INSURED SERIES--CLASS C SHARES)

  The following financial highlights, for the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the year ended April 30, 1996 and the period August 1, 1994 through April 30, 1995. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class C share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                 INSURED SERIES
                                                  ---------------------------------------------
                                                                     CLASS C
                                                  ---------------------------------------------
                                                                                      AUGUST 1,
                                                                                       1994(a)
                                                       YEAR ENDED APRIL 30,            THROUGH
                                                  -------------------------------     APRIL 30,
                                                   1998        1997        1996         1995
                                                  -------     -------     -------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........      $10.91      $10.95      $10.84      $10.79
                                                  -------     -------     -------     ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income........................         .46(d)      .48(d)      .51(d)      .39(d)
Net realized and unrealized gain (loss) on
  investment transactions....................         .40         .08         .11         .05
                                                  -------     -------     -------     ---------
Total from investment operations.............         .86         .56         .62         .44
                                                  -------     -------     -------     ---------
LESS DISTRIBUTIONS
Dividends from net investment income.........        (.46)       (.48)       (.51)       (.39)
Distributions in excess of net investment
  income.....................................        --(e)       (.01)         --          --
Distributions from capital gains.............        (.25)       (.11)         --          --
                                                  -------     -------     -------     ---------
Total distributions..........................        (.71)       (.60)       (.51)       (.39)
                                                  -------     -------     -------     ---------
Net asset value, end of period...............      $11.06      $10.91      $10.95      $10.84
                                                  -------     -------     -------     ---------
                                                  -------     -------     -------     ---------
TOTAL RETURN (b):............................        7.96%       5.06%       5.78%       4.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............      $1,509      $  888      $1,137      $  525
Average net assets (000).....................      $1,142      $  973      $  827      $  224
Ratios to average net assets:
  Expenses, including distribution fees......        1.34%(d)    1.33%(d)    1.33%(d)    1.39%(d)
  Expenses, excluding distribution fees......        0.59%(d)    0.58%(d)    0.58%(d)    0.64%(d)
  Net investment income......................        4.11%(d)    4.29%(d)    4.56%(d)    4.92%(d)
Portfolio turnover rate......................          85%        110%         68%         64%

---------------

   (a)  Commencement of offering of Class C shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

   (e)  Less than $.005 per share.

                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                        (INSURED SERIES--CLASS Z SHARES)

  The following financial highlights for the Class Z shares for the fiscal year ended April 30, 1998 and the period from September 16, 1996 through April 30, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class Z share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                   INSURED SERIES
                                            -----------------------------
                                                       CLASS Z
                                            -----------------------------
                                                            SEPTEMBER 16,
                                                               1996(a)
                                            YEAR ENDED         THROUGH
                                            APRIL 30,         APRIL 30,
                                               1998             1997
                                            ----------      -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......    $10.91           $11.05
                                            ----------         ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.....................       .54(d)           .36(d)
Net realized and unrealized gain (loss) on
  investment transactions.................       .39             (.02)
                                            ----------         ------
Total from investment operations..........       .93              .34
                                            ----------         ------
LESS DISTRIBUTIONS
Dividends from net investment income......      (.54)            (.36)
Distributions in excess of net investment
  income..................................        --(e)          (.01)
Distributions from capital gains..........      (.25)            (.11)
                                            ----------         ------
Total distributions.......................      (.79)            (.48)
                                            ----------         ------
Net asset value, end of period............    $11.05           $10.91
                                            ----------         ------
                                            ----------         ------
TOTAL RETURN (b):.........................      8.68%            2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........    $  418              $15
Average net assets (000)..................    $  173              $10
Ratios to average net assets:
  Expenses................................      0.59%(d)         0.58%(c)(d)
  Net investment income...................      4.92%(d)         4.18%(c)(d)
Portfolio turnover rate...................        85%             110%

-------------

  (a)  Commencement of offering of Class Z shares.

  (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

  (c)  Annualized.

  (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

  (e)  Less than $.005 per share.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (INTERMEDIATE SERIES--CLASS A SHARES)

  The following financial highlights, with respect to the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                INTERMEDIATE SERIES
                      -------------------------------------------------------------------------------------------------------
                                                                      CLASS A
                      -------------------------------------------------------------------------------------------------------
                                                                                                                  JANUARY 22,
                                                                                                                    1990(a)
                                                       YEARS ENDED APRIL 30,                                        THROUGH
                      ---------------------------------------------------------------------------------------      APRIL 30,
                       1998        1997        1996        1995        1994    1993        1992        1991          1990
                      -------     -------     -------     -------     ------  -------     -------     -------     -----------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of
  period............  $ 10.59     $ 10.65     $ 10.45     $ 10.67     $11.08  $ 10.59     $ 10.48     $  9.98       $10.21
                      -------     -------     -------     -------     ------  -------     -------     -------     -----------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income............      .43(d)      .46(d)      .47(d)      .51(d)     .53      .54(d)      .57(d)      .59(d)       .18(d)
Net realized and
  unrealized gain
  (loss) on
  investment
  transactions......      .28        (.05)        .20        (.03)      (.19)     .60         .26         .50         (.23)
                      -------     -------     -------     -------     ------  -------     -------     -------     -----------
Total from
  investment
  operations........      .71         .41         .67         .48        .34     1.14         .83        1.09         (.05)
                      -------     -------     -------     -------     ------  -------     -------     -------     -----------

LESS DISTRIBUTIONS
Dividends from net
  investment
  income............     (.43)       (.46)       (.47)       (.51)      (.53)    (.54)       (.57)       (.59)        (.18)
Distributions in
  excess of net
  investment
  income............       --        (.01)         --        (.01)        --       --          --          --           --
Distributions from
  capital gains.....     (.06)         --          --        (.18)      (.22)    (.11)       (.15)         --           --
                      -------     -------     -------     -------     ------  -------     -------     -------     -----------
Total
  distributions.....     (.49)       (.47)       (.47)       (.70)      (.75)    (.65)       (.72)       (.59)        (.18)
                      -------     -------     -------     -------     ------  -------     -------     -------     -----------
Net asset value, end
  of period.........  $ 10.81     $ 10.59     $ 10.65     $ 10.45     $10.67  $ 11.08     $ 10.59     $ 10.48       $ 9.98
                      -------     -------     -------     -------     ------  -------     -------     -------     -----------
                      -------     -------     -------     -------     ------  -------     -------     -------     -----------

TOTAL RETURN (b):...     6.76%       3.86%       6.48%       4.52%      2.83%   11.13%       8.14%      11.20%       (2.49)%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000)......  $13,126     $13,740     $12,552     $10,507     $5,810  $ 3,594     $ 1,424     $   397       $  164
Average net assets
  (000).............  $13,591     $13,487     $12,604     $ 7,742     $4,981  $ 1,883     $   599     $   305       $   80
Ratios to average
  net assets:
  Expenses,
   including
   distribution
   fees.............     1.31%(d)    1.15%(d)    1.16%(d)    1.05%(d)   1.00%    1.06%(d)    1.06%(d)    0.92%(d)     0.63%(c)(d)
  Expenses,
   excluding
   distribution
   fees.............     1.21%(d)    1.05%(d)    1.06%(d)    0.95%(d)   0.90%    0.96%(d)    0.96%(d)    0.82%(d)     0.53%(c)(d)
  Net investment
   income...........     3.99%(d)    4.30%(d)    4.36%(d)    4.75%(d)   4.63%    5.09%(d)    5.41%(d)    5.92%(d)     6.26%(c)(d)
Portfolio turnover
  rate..............       54%         46%         35%         30%        55%      22%         78%        128%          91%

-----------------

   (a)  Commencement of offering of Class A shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (INTERMEDIATE SERIES--CLASS B SHARES)

  The following financial highlights, with respect to the fiscal years ended April 30, 1997 and 1998, have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the three years ended April 30, 1996. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class B share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                               INTERMEDIATE SERIES
                 ---------------------------------------------------------------------------------------------------------------
                                                                     CLASS B
                 ---------------------------------------------------------------------------------------------------------------
                                                              YEARS ENDED APRIL 30,
                 ---------------------------------------------------------------------------------------------------------------
                  1998        1997        1996        1995        1994    1993        1992        1991        1990        1989
                 -------     -------     -------     -------     ------  -------     -------     -------     -------     -------
PER SHARE
  OPERATING
  PERFORMANCE:
Net asset
  value,
  beginning of
  period.......  $ 10.59     $ 10.65     $ 10.45     $ 10.68     $11.09  $ 10.60     $ 10.48     $  9.98     $ 10.17     $ 10.14
                 -------     -------     -------     -------     ------  -------     -------     -------     -------     -------

INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income.......    .39(b)      .42(b)      .43(b)      .45(b)       .48    .50(b)      .53(b)      .56(b)      .62(b)      .70(b)
Net realized
  and
  unrealized
  gain (loss)
  on investment
transactions...      .28        (.05)        .20        (.04)      (.19)     .60         .27         .50        (.16)        .09
                 -------     -------     -------     -------     ------  -------     -------     -------     -------     -------
Total from
  investment
  operations...      .67         .37         .63         .41        .29     1.10         .80        1.06         .46         .79
                 -------     -------     -------     -------     ------  -------     -------     -------     -------     -------

LESS
  DISTRIBUTIONS
Dividends from
  net
  investment
  income.......     (.39)       (.42)       (.43)       (.45)      (.48)    (.50)       (.53)       (.56)       (.62)       (.70)
Distributions
  in excess of
  net
  investment
  income.......       --        (.01)         --        (.01)        --       --          --          --          --          --
Distributions
  from capital
  gains........     (.06)         --          --        (.18)      (.22)    (.11)       (.15)         --        (.03)       (.06)
                 -------     -------     -------     -------     ------  -------     -------     -------     -------     -------
Total
distributions...    (.45)       (.43)       (.43)       (.64)      (.70)    (.61)       (.68)       (.56)       (.65)       (.76)
                 -------     -------     -------     -------     ------  -------     -------     -------     -------     -------
Net asset
  value, end of
  period.......  $ 10.81     $ 10.59     $ 10.65     $ 10.45     $10.68  $ 11.09     $ 10.60     $ 10.48     $  9.98     $ 10.17
                 -------     -------     -------     -------     ------  -------     -------     -------     -------     -------
                 -------     -------     -------     -------     ------  -------     -------     -------     -------     -------

TOTAL RETURN
  (a):.........     6.33%       3.44%       6.05%       3.99%      2.43%   10.62%       7.68%      10.82%       4.61%       8.21%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period
  (000)........  $24,017     $29,980     $40,550     $51,039     $65,215 $57,049     $45,401     $45,401     $47,838     $45,362
Average net
  assets
  (000)........  $27,175     $35,221     $46,127     $60,174     $59,811 $50,154     $44,439     $46,521     $46,246     $30,515
Ratios to
  average net
  assets:
  Expenses,
   including
   distribution
   fees........     1.71%(b)    1.55%(b)    1.56%(b)    1.45%(b)   1.40%    1.46%(b)    1.46%(b)    1.32%(b)    0.83%(b)    0.15%(b)
  Expenses,
   excluding
   distribution
   fees........     1.21%(b)    1.05%(b)    1.06%(b)    0.95%(b)   0.90%    0.96%(b)    0.96%(b)    0.82%(b)    0.33%(b)    0.05%(b)
  Net
   investment
   income......     3.59%(b)    3.89%(b)    3.96%(b)    4.35%(b)   4.23%    4.69%(b)    5.01%(b)    5.52%(b)    6.03%(b)    6.59%(b)
Portfolio
  turnover
  rate.........       54%         46%         35%         30%        55%      22%         78%        128%         91%        135%

-----------------

   (a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (b) Net of expense subsidy, fee waivers and distribution fee deferrals. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
       (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                     (INTERMEDIATE SERIES--CLASS C SHARES)

  The following financial highlights, with respect to the fiscal years ended April 30, 1997 and 1998 have been audited by Price Waterhouse LLP, independent accountants, and by Deloitte & Touche LLP, independent auditors, for the year ended April 30, 1996 and the period August 1, 1994 through April 30, 1995. Each of the respective reports by Price Waterhouse LLP and Deloitte & Touche LLP on such financial highlights were unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class C share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                               INTERMEDIATE SERIES
                                                    ------------------------------------------
                                                                     CLASS C
                                                    ------------------------------------------
                                                                                     AUGUST 1,
                                                                                      1994(a)
                                                        YEAR ENDED APRIL 30,          THROUGH
                                                    ----------------------------     APRIL 30,
                                                     1998       1997       1996        1995
                                                    ------     ------     ------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............  $10.59     $10.65     $10.45     $10.54
                                                    ------     ------     ------     ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................     .36(d)     .39(d)     .40(d)     .35(d)
Net realized and unrealized gain (loss) on
  investment transactions.........................     .28       (.05)       .20       (.08)
                                                    ------     ------     ------     ---------
Total from investment operations..................     .64        .34        .60        .27
                                                    ------     ------     ------     ---------
LESS DISTRIBUTIONS
Dividends from net investment income..............    (.36)      (.39)      (.40)      (.35)
Distributions in excess of net investment
  income..........................................      --       (.01)        --       (.01)
Distributions from capital gains..................    (.06)        --         --         --
                                                    ------     ------     ------     ---------
Total distributions...............................    (.42)      (.40)      (.40)      (.36)
                                                    ------     ------     ------     ---------
Net asset value, end of period....................  $10.81     $10.59     $10.65     $10.45
                                                    ------     ------     ------     ---------
                                                    ------     ------     ------     ---------
TOTAL RETURN (b):.................................    6.07%      3.17%      5.79%      2.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................  $  449     $  257     $  225     $  167
Average net assets (000)..........................  $  381     $  149     $  197     $   28
Ratios to average net assets:
  Expenses, including distribution fees...........    1.96%(d)   1.80%(d)   1.81%(d)   1.81%(c)(d)
  Expenses, excluding distribution fees...........    1.21%(d)   1.05%(d)   1.06%(d)   1.06%(c)(d)
  Net investment income...........................    3.33%(d)   3.65%(d)   3.71%(d)   4.34%(c)(d)
Portfolio turnover rate...........................      54%        46%        35%        30%

---------------

   (a)  Commencement of offering of Class C shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
           (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
                     (INTERMEDIATE SERIES--CLASS Z SHARES)

  The following financial highlights for the Class Z shares for the fiscal year ended April 30, 1998 and the period from September 16, 1996 through April 30, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class Z share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                         INTERMEDIATE SERIES
                                                    -----------------------------
                                                               CLASS Z
                                                    -----------------------------
                                                                    SEPTEMBER 16,
                                                                       1996(a)
                                                    YEAR ENDED         THROUGH
                                                    APRIL 30,         APRIL 30,
                                                       1998             1997
                                                    ----------      -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............    $10.59           $10.63
                                                    ----------         ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................       .44(d)           .31(d)
Net realized and unrealized gain (loss) on
  investment transactions.........................       .28             (.03)
                                                    ----------         ------
Total from investment operations..................       .72              .28
                                                    ----------         ------

LESS DISTRIBUTIONS
Dividends from net investment income..............      (.44)            (.31)
Distributions in excess of net investment
  income..........................................        --             (.01)
Distributions from capital gains..................      (.06)              --
                                                    ----------         ------
Total distributions...............................      (.50)            (.32)
                                                    ----------         ------
Net asset value, end of period....................    $10.81           $10.59
                                                    ----------         ------
                                                    ----------         ------

TOTAL RETURN(b):..................................      6.86%            2.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...................    $1,194           $  246
Average net assets (000)..........................    $  447           $   63
Ratios to average net assets:
  Expenses........................................      1.21%(d)         1.05%(c)(d)
  Net investment income...........................      4.09%(d)         4.65%(c)(d)
Portfolio turnover rate...........................        54%              46%

---------------

   (a)  Commencement of offering of Class Z shares.

   (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

   (c)  Annualized.

   (d) Net of management fee waiver. See "Manager" in the Statement of Additional Information.

                              HOW THE FUND INVESTS

INVESTMENT OBJECTIVES AND POLICIES

  THE FUND IS COMPRISED OF THREE SEPARATE DIVERSIFIED PORTFOLIOS--THE HIGH INCOME SERIES, THE INSURED SERIES AND THE INTERMEDIATE SERIES--EACH OF WHICH IS MANAGED INDEPENDENTLY. THE INVESTMENT OBJECTIVES OF THE SERIES ARE AS FOLLOWS:
(i) THE OBJECTIVE OF THE HIGH INCOME SERIES IS TO PROVIDE THE MAXIMUM AMOUNT OF INCOME THAT IS ELIGIBLE FOR EXCLUSION FROM FEDERAL INCOME TAXES, (ii) THE OBJECTIVE OF THE INSURED SERIES IS TO PROVIDE THE MAXIMUM AMOUNT OF INCOME THAT IS ELIGIBLE FOR EXCLUSION FROM FEDERAL INCOME TAXES CONSISTENT WITH THE PRESERVATION OF CAPITAL AND (iii) THE OBJECTIVE OF THE INTERMEDIATE SERIES IS TO PROVIDE A HIGH LEVEL OF INCOME THAT IS ELIGIBLE FOR EXCLUSION FROM FEDERAL INCOME TAXES CONSISTENT WITH THE PRESERVATION OF CAPITAL. THERE CAN BE NO ASSURANCE THAT SUCH OBJECTIVES WILL BE ACHIEVED. See "Investment Objectives and Policies" in the Statement of Additional Information. Although each Series will seek income that is eligible for exclusion from federal income taxes, a portion of the dividends and distributions paid by each Series (and, in particular, the High Income Series) may be treated as a preference item for purposes of the alternative minimum tax. See "Taxes, Dividends and Distributions."

  As with an investment in any mutual fund, an investment in any Series of this Fund can decrease in value and you can lose money.

  EACH SERIES' INVESTMENT OBJECTIVE IS A FUNDAMENTAL POLICY AND, THEREFORE, MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES OF THE SERIES AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE INVESTMENT COMPANY ACT). POLICIES OF THE SERIES THAT ARE NOT FUNDAMENTAL MAY BE MODIFIED BY THE TRUSTEES.

  EACH SERIES PURSUES ITS INVESTMENT OBJECTIVE THROUGH THE SEPARATE INVESTMENT POLICIES DESCRIBED BELOW. These policies differ with respect to the maturity and quality of portfolio securities in which a Series may invest and can affect the yield for each Series and the degree of market risk and credit risk to which each Series is subject.

  EACH SERIES WILL SEEK TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN A PORTFOLIO OF OBLIGATIONS ISSUED BY OR ON BEHALF OF STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES AND THE DISTRICT OF COLUMBIA AND THEIR POLITICAL SUBDIVISIONS, AGENCIES AND INSTRUMENTALITIES, THE INTEREST ON WHICH IS GENERALLY ELIGIBLE FOR EXCLUSION FROM FEDERAL INCOME TAXATION (MUNICIPAL OBLIGATIONS OR MUNICIPAL SECURITIES). THE PORTFOLIO SECURITIES HELD BY EACH OF THE SERIES WILL VARY WITH RESPECT TO YIELD, MARKET PRICE VOLATILITY AND QUALITY. Generally, municipal obligations with longer maturities produce higher yields and are subject to greater price fluctuations as a result of changes in interest rates (market risk) than municipal obligations with shorter maturities. The prices of municipal obligations generally vary inversely with interest rates. In addition, lower rated municipal obligations typically provide a higher yield than higher rated municipal obligations of similar maturity. However, lower rated municipal obligations are also subject to a greater degree of risk with respect to the ability of the issuer to meet the principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to the market perceptions of the creditworthiness of the issuer. Insurance policies may be obtained to insure against credit risk, but not against market risk. From time to time, a Series may own the majority of a municipal obligation. Such majority-owned holdings may present additional market and credit risks.

  Municipal securities include bonds and notes issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is generally eligible for exclusion from federal income tax. Municipal bonds are typically issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal notes generally are used to finance short-term capital needs and typically have maturities of one year or less.

  DURING NORMAL MARKET CONDITIONS, THE ASSETS OF EACH SERIES WILL BE INVESTED SO THAT IT WILL HAVE AT LEAST 80% OF ITS NET ASSETS INVESTED IN MUNICIPAL OBLIGATIONS. However, when the Fund's investment adviser believes that market conditions warrant a temporary defensive investment posture or when necessary to meet large redemptions, a Series may hold more than 20% of its net assets in cash, cash equivalents or investment grade taxable obligations, including obligations that are generally exempt from state, but not federal, taxation. Each Series may invest in municipal cash equivalents, such as floating rate demand notes, municipal commercial paper and general obligation and revenue notes, or in taxable cash equivalents, such as certificates of deposit, bankers' acceptances and time deposits or other short-term taxable investments, such as repurchase agreements. Each Series will treat an investment in a municipal bond refunded with escrowed U.S. Government securities as U.S. Government securities for purposes of the Investment Company Act's diversification requirements provided certain conditions are met.

  THE HIGH INCOME SERIES

  THE HIGH INCOME SERIES WILL INVEST PRIMARILY IN MUNICIPAL OBLIGATIONS WHICH ARE RATED B OR BETTER BY MOODY'S INVESTORS SERVICE (MOODY'S) OR STANDARD & POOR'S RATINGS GROUP (S&P) OR A SIMILAR NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) AND WHICH GENERALLY HAVE MATURITIES IN EXCESS OF TEN YEARS AT THE TIME OF PURCHASE, ALTHOUGH THE SERIES ALSO WILL INVEST IN MUNICIPAL OBLIGATIONS HAVING MATURITIES RANGING FROM ONE YEAR TO TEN YEARS, PROVIDED THAT THE WEIGHTED AVERAGE MATURITY OF THE SERIES' INVESTMENT PORTFOLIO REMAINS WITHIN THE FIFTEEN TO THIRTY YEAR RANGE. Securities rated Baa by Moody's or BBB by S&P, although considered to be investment grade, lack outstanding investment characteristics and in fact have speculative characteristics as well. Securities rated Ba or BB or lower by Moody's or S&P, respectively, are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as junk bonds. While such securities may have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposures to adverse conditions. See "Risk Factors Relating to Investing in High Yield Securities" below and "Description of Security Ratings" in the Appendix. Subsequent to its purchase by the Series, a municipal obligation may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the investment adviser will consider such an event in determining whether the Series should continue to hold the security in its portfolio.

  THE SERIES MAY ALSO INVEST IN MUNICIPAL SECURITIES WHICH ARE NOT RATED IF, BASED UPON A CREDIT ANALYSIS BY THE FUND'S INVESTMENT ADVISER, THE INVESTMENT ADVISER BELIEVES THAT SUCH SECURITIES ARE OF COMPARABLE QUALITY TO RATED MUNICIPAL SECURITIES IN WHICH THE SERIES MAY INVEST. The High Income Series normally can be expected to offer the highest yields of the three Series, but it will also be subject to the greatest market and credit risk.

  THE SERIES ALSO MAY INVEST IN SHORT-TERM MUNICIPAL OBLIGATIONS (I.E., CASH EQUIVALENTS) THAT ARE, AT THE TIME OF PURCHASE, RATED WITHIN THE FOUR HIGHEST QUALITY GRADES AS DETERMINED BY EITHER MOODY'S (CURRENTLY MIG 1, MIG 2, MIG 3 AND MIG 4 FOR NOTES AND P-1, P-2 AND P-3 FOR COMMERCIAL PAPER) OR S&P (CURRENTLY A-1, A-2 AND A-3 FOR COMMERCIAL PAPER AND SP-1 AND SP-2 FOR NOTES). See "Other Investments and Policies--General" below.

  The Series may also invest up to 10% of its total assets in debt securities of financially troubled and operationally troubled obligors (distressed securities). Financially troubled obligors include obligors involved in bankruptcy or reorganization proceedings or financial restructurings or otherwise in default on their obligations. Operationally troubled obligors are ones experiencing poor operating results that may have severely depressed earnings or have special competitive or product obsolescence problems.

  The Series is permitted to invest in defaulted securities and in low quality debt securities having a rating of D or better as determined by S&P or Moody's or having a comparable rating determined by another NRSRO, or in unrated securities which, in the opinion of the investment adviser, are of equivalent quality. See "Risk Factors Relating to Investing in High Yield Securities" below and the "Description of Security Ratings" in the Appendix. Such lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the obligor's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.

  The Subadviser maintains a fixed-income research group which the Series' portfolio manager may consult in managing the portfolio and in researching financially troubled and operationally troubled obligors. The Series' portfolio manager reviews on an ongoing basis financially troubled and operationally troubled obligors, including prospective purchases and portfolio holdings of the Series. The portfolio manager has broad access to research and financial reports, data retrieval services and industry analysts.

  RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES. FIXED-INCOME SECURITIES ARE SUBJECT TO THE RISK OF AN ISSUER'S INABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS ON THE OBLIGATIONS (CREDIT RISK) AND MAY ALSO BE SUBJECT TO PRICE VOLATILITY DUE TO SUCH FACTORS AS INTEREST RATE SENSITIVITY AND THE MARKET PERCEPTION OF THE CREDITWORTHINESS OF THE ISSUER (MARKET RISK). Lower rated (I.E., high yield) securities or non-rated securities of comparable quality are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The investment adviser considers both credit risk and market risk in making investment decisions for the Series. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term trading.

  The amount of high yield securities outstanding has proliferated recently in conjunction with the decline in creditworthiness of many obligors on municipal debt, particularly health care providers and certain governmental bodies. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Furthermore, changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the investment adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Series' NAV. If the investment adviser becomes involved in activities such as reorganizations of obligors of troubled investments held by the Series, this may prevent the Series from disposing of the securities, due to its possession of material, non-public information concerning the obligor.

  Debt rated Ba, B, Caa, Ca and C by Moody's, and debt rated BB, B, CCC, CC and C by S&P is regarded by the rating agency, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Among junk bonds, Ba/BB indicates the lowest degree of speculation and C/D the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Debt rated D by S&P is in payment default. Moody's does not have a D rating. See the "Description of Security Ratings" in the Appendix.

  Ratings of fixed-income securities represent the rating agency's opinion regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicated.

  From time to time proposals have been introduced to limit the use, or tax and other advantages, of municipal securities which, if enacted, could adversely affect the Series' NAV and investment practices. Such proposals could also adversely affect the secondary market for high yield municipal securities, the financial condition of issuers of these securities and the value of outstanding high yield municipal securities. Reevaluation of the Series' investment objective and structure might be necessary in the future due to market conditions which may result from future changes in state or federal law.

  LOWER RATED OR UNRATED DEBT OBLIGATIONS ALSO PRESENT RISKS BASED ON PAYMENT EXPECTATIONS. If an issuer calls the obligation for redemption, the Series may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Series experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the portfolio and increasing the exposure of the Series to the risks of high yield securities.

  During the year ended April 30, 1998, the monthly dollar weighted average ratings of the debt obligations held by the Series, expressed as a percentage of the Series' total investments, were as follows:

                                          PERCENTAGE OF
                      RATINGS           TOTAL INVESTMENTS
                      ------------     -------------------
                      AAA/Aaa                  26.7%
                      AA/Aa                     4.9%
                      A/A                       0.8%
                      BBB/Baa                  10.6%
                      BB/Ba                     4.5%
                      B/B                       1.9%
                      CCC/Caa                   0.0%
                      Unrated
                        AAA/Aaa                 2.7%
                        AA/Aa                   0.0%
                        A/A                     0.3%
                        BBB/Baa                 3.0%
                        BB/Ba                  14.1%
                        B/B                    27.8%
                        CCC/Caa                 0.5%
                        D                       2.2%

  THE INSURED SERIES

  THE INSURED SERIES WILL INVEST PRIMARILY IN MUNICIPAL OBLIGATIONS WHICH ARE
(i) INSURED BY AN ENTITY WHOSE CLAIMS-PAYING ABILITY AT THE TIME OF PURCHASE IS RATED Aaa BY MOODY'S OR AAA BY S&P, OR A SIMILAR NRSRO, SO THAT THE OBLIGATION IS RATED AAA OR Aaa OR MEETS THE ELIGIBILITY CRITERIA IMPOSED BY SUCH INSURERS,
(ii) RATED Aaa OR AAA BY
MOODY'S OR S&P, RESPECTIVELY, OR A SIMILAR NRSRO (OR, IN THE CASE OF NOTES OR VARIABLE RATE SECURITIES, A-1, P-1, MIG 1 OR SP-1), BASED ON THE CREDIT OF THE ISSUER OR (iii) BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. The Series may also invest up to 5% of its total assets in municipal obligations which are rated A/A or Aa/AA by Moody's or S&P, respectively, or a similar NRSRO. See "Description of Security Ratings" in the Appendix. The Series may also invest in municipal securities which are not rated if, based upon a credit analysis by the Fund's investment adviser, the investment adviser believes that such securities are of comparable quality to other municipal securities that the Series may purchase.

  UNDER NORMAL CONDITIONS, AT LEAST 70% OF THE SERIES' TOTAL ASSETS WILL CONSIST OF INSURED OBLIGATIONS. AS OF APRIL 30, 1998, APPROXIMATELY 90% OF THE SERIES' TOTAL ASSETS WERE OBLIGATIONS INSURED BY A MUNICIPAL BOND INSURER. This insurance may be provided either (i) under a new issue insurance policy obtained by the issuer or underwriter of a bond or note or (ii) under a secondary market insurance policy on a particular bond or note purchased either by the Series or a previous bondholder or noteholder. See "Insurance" below. As noted above, the Series will acquire insurance only from, and purchase municipal bonds and notes insured by, insurers whose claims-paying ability is rated AAA or Aaa at the time of purchase. Changes in the financial condition of an insurer could result in a subsequent reduction or withdrawal of this rating. In each case, the insurance policies protect only against the timely payment of principal and interest on the insured municipal bonds and notes. The price of the municipal obligations, which may fluctuate due to changes in interest rates generally or factors affecting the credit of the insurer, and the stability of the Series' NAV are not insured.

  INSURANCE. The Series may at times purchase secondary market insurance on municipal bonds and notes which it holds or acquires. Secondary market insurance would be reflected in the market value of the municipal obligation and may enable the Series to dispose of a defaulted obligation at a price similar to that of comparable municipal obligations which are not in default.

  Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. While insurance coverage for the municipal bonds and notes held by the Insured Series reduces credit risk by providing that the insurance company will make timely payment of principal and interest if the issuer defaults on its obligation to make such payment, it does not afford protection against fluctuation in the price, I.E., the market value, of the municipal obligations caused by changes in interest rates and other factors, nor in turn against fluctuations in the NAV of the shares of the Insured Series.

  The ratings of insured municipal obligations depend, in substantial part, on the creditworthiness of the insurer; thus their value will fluctuate largely on the basis of factors relating to the insurer's ability to satisfy its obligations, as well as on market factors generally. It is anticipated that, under current market conditions, a great majority of the municipal obligations held by the Insured Series will be insured by the following entities, among others: MBIA Insurance Corporation, AMBAC Indemnity Corporation, Financial Guaranty Insurance Company and Financial Security Assurance Inc. S&P rates securities insured by all of these companies AAA. Moody's rates securities insured by all of these companies Aaa. The Insured Series may, from time to time, purchase municipal securities insured by other entities or acquire insurance coverage for individual uninsured municipal securities directly from another insurer provided any such entity has a claims-paying ability rated AAA or Aaa by S&P or Moody's, respectively. See "Investment Objectives and Policies--The Insured Series" in the Statement of Additional Information for additional information concerning the insurers.

  New issue insurance is obtained by the issuer or underwriter upon issuance of a bond or note, and the insurance premiums are reflected in the price of such bond or note. Insurance premiums with respect to secondary insurance may, on the other hand, be paid by the Series. Premiums paid for secondary market insurance will be treated as capital costs, increasing the cost basis of the investment and thereby reducing the effective yield of the investment.

  THE INTERMEDIATE SERIES

  THE INTERMEDIATE SERIES WILL INVEST PRIMARILY IN MUNICIPAL OBLIGATIONS WITH MATURITIES BETWEEN 3 AND 15 YEARS AND WILL HAVE A DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY OF MORE THAN 3 AND LESS THAN 10 YEARS. ALL OF THE MUNICIPAL OBLIGATIONS HELD BY THE INTERMEDIATE SERIES WILL BE RATED AT LEAST BAA BY MOODY'S OR BBB BY S&P OR A SIMILAR NRSRO AT THE TIME OF PURCHASE OR BE NON-RATED OBLIGATIONS OF COMPARABLE QUALITY IN THE OPINION OF THE FUND'S INVESTMENT ADVISER. Subsequent to its purchase by the Series, a municipal obligation may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the investment adviser will consider such an event in determining whether the Series should continue to hold the security in its portfolio. Under normal circumstances, at least 60% of the municipal obligations purchased by the Series will be rated A or better by Moody's or S&P or a similar NRSRO. See "Description of Security Ratings" in the Appendix.

  For purposes of determining the dollar-weighted average portfolio maturity of the Series' portfolio, the maturity of a municipal security will be its ultimate maturity, unless it is probable that the issuer of the security will take advantage of maturity-shortening devices such as a call, refunding or redemption provision, in which case the maturity date will be the date on which it is probable that the security will be called, refunded or redeemed. If the municipal security includes the right to demand payment, the maturity of the security for purposes of determining the Series' dollar-weighted average portfolio maturity will be the period remaining until the principal amount of the security can be recovered by exercising the right to demand payment.

  GENERALLY, THE YIELD EARNED ON LONGER-TERM MUNICIPAL OBLIGATIONS IS GREATER THAN THAT EARNED ON SIMILAR OBLIGATIONS WITH SHORTER MATURITIES. HOWEVER, OBLIGATIONS WITH LONGER MATURITIES ARE SUBJECT TO GREATER MARKET RISK. Given a specific change in the level of interest rates, the value of longer-term obligations will fluctuate relatively more than the value of shorter-term obligations. For example, 30-year municipal obligations typically yield 60-90 basis points (.60%-.90%) more than 10-year obligations and have 60-70% more price volatility (market risk) than 10-year obligations.

  THE INTERMEDIATE SERIES INTENDS TO INVEST IN LONGER-TERM, HIGHER YIELDING OBLIGATIONS AND REDUCE THE GREATER MARKET RISK OF SUCH OBLIGATIONS THROUGH THE USE OF FINANCIAL FUTURES CONTRACTS. SPECIFICALLY, THE SERIES WILL INVEST IN MUNICIPAL OBLIGATIONS WITH MATURITIES OF BETWEEN 5 AND 30 YEARS AND SIMULTANEOUSLY HEDGE THE PRICE VOLATILITY OF SUCH OBLIGATIONS THROUGH THE SALE OF FUTURES CONTRACTS. RATHER THAN HEDGING THE MUNICIPAL OBLIGATION ENTIRELY, THE SERIES WILL SELL FUTURES CONTRACTS IN SUFFICIENT AMOUNTS SO THAT THE DOLLAR-WEIGHTED AVERAGE MATURITY OF THE COMBINED MUNICIPAL OBLIGATION/FUTURES POSITION WILL BE MORE THAN 3 AND LESS THAN 10 YEARS. IN THIS MANNER, THE INVESTMENT ADVISER WILL CREATE A SYNTHETIC OBLIGATION THROUGH THE CONSTRUCTION OF A PARTIALLY HEDGED LONGER-TERM OBLIGATION POSITION.

  The Fund's investment adviser intends to create such synthetic obligation positions when, in its opinion, the Series will realize one or more of the following benefits compared to buying municipal obligations with shorter maturities: (a) greater market liquidity; (b) lower transaction costs; (c) greater expected capital appreciation or enhanced preservation of capital; or
(d) higher yields.

  In the municipal securities market, most new issues are structured with many serial maturities that are relatively small in principal amount and one or several longer-term maturities that are relatively large in principal amount. Therefore, long-term municipal obligations typically have greater liquidity and the associated transaction costs are relatively less than obligations with maturities of 3 to 15 years.

  It is expected that synthetic obligation positions will often provide greater returns than actual intermediate maturity municipal obligations. This can occur when interest rate futures contracts are relatively overpriced in relation to the current prices of municipal obligations, so that the sale of the futures contracts, as part of a synthetic position, would be advantageous to the Series. Synthetic positions can also be more attractive to the Series when the investment adviser expects yields on longer-term municipal obligations to decrease more (or increase less) than yields on medium-term municipal obligations. If such expectations are correct, the net capital appreciation of the synthetic obligation position should exceed (or the price decline be less than) that of an actual intermediate-term municipal obligation.

  THERE IS NO ASSURANCE THAT THE SYNTHETIC OBLIGATION POSITION WILL TRADE LIKE AN INTERMEDIATE-TERM MUNICIPAL OBLIGATION. ANY USE OF FUTURES CONTRACTS INVOLVES THE RISK OF IMPERFECT CORRELATION IN MOVEMENTS IN THE PRICE OF THE FUTURES CONTRACTS AND MOVEMENTS IN THE PRICE OF THE SECURITY BEING HEDGED. FURTHERMORE, THE SERIES' ABILITY TO CREATE SYNTHETIC OBLIGATIONS IS SUBJECT TO VARIOUS OTHER LIMITATIONS. See "Hedging Strategies--Futures Contracts and Options Thereon" below.

  THE SERIES ALSO MAY USE FUTURES CONTRACTS TO HEDGE AGAINST OVERALL MARKET RISK OF THE ENTIRE PORTFOLIO, as described under "Hedging Strategies--Futures Contracts and Options Thereon" below.

  BORROWING

  Each Series may borrow an amount equal to no more than 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities or for the clearance of transactions. Each Series may pledge up to 33 1/3% of the value of its total assets to secure these borrowings. If a Series' asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

  If a Series borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the NAV of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Series, the Series' NAV will decrease faster than would otherwise be the case. This is the speculative factor known as leverage. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased and may exceed the income from the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit which would increase the cost of borrowing over the stated interest rate.

HEDGING STRATEGIES

  FUTURES CONTRACTS AND OPTIONS THEREON

  EACH SERIES IS AUTHORIZED TO PURCHASE AND SELL CERTAIN DERIVATIVES, INCLUDING FINANCIAL FUTURES CONTRACTS (FUTURES CONTRACTS) AND OPTIONS THEREON FOR THE PURPOSE OF ATTEMPTING TO HEDGE ITS INVESTMENT IN MUNICIPAL OBLIGATIONS AGAINST FLUCTUATIONS IN VALUE CAUSED BY CHANGES IN PREVAILING MARKET INTEREST RATES AND ATTEMPTING TO HEDGE AGAINST INCREASES IN THE COST OF SECURITIES THE SERIES INTENDS TO PURCHASE. A SERIES, AND THUS AN INVESTOR, MAY LOSE MONEY THROUGH UNSUCCESSFUL USE OF THESE STRATEGIES. In that regard, the Intermediate Series may sell futures contracts to create synthetic positions by partially hedging longer-term obligation positions. See "Investment Objectives and Policies--The Intermediate Series" above. The successful use of futures contracts and options thereon by a Series involves additional transaction costs, is subject to various risks and depends upon the investment adviser's ability to predict the direction of the market and interest rates.

  A FUTURES CONTRACT OBLIGATES THE SELLER OF A CONTRACT TO DELIVER TO THE PURCHASER OF A CONTRACT CASH EQUAL TO A SPECIFIC DOLLAR AMOUNT TIMES THE DIFFERENCE BETWEEN THE VALUE OF A SPECIFIC FIXED-INCOME SECURITY OR INDEX AT THE CLOSE OF THE LAST TRADING DAY OF THE CONTRACT AND THE PRICE AT WHICH THE AGREEMENT IS MADE. No physical delivery of the underlying securities is made. A Series will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade.

  EACH SERIES INTENDS TO ENGAGE IN FUTURES CONTRACTS AND OPTIONS THEREON AS A HEDGE AGAINST CHANGES, RESULTING FROM MARKET CONDITIONS, IN THE VALUE OF SECURITIES WHICH ARE HELD IN THE SERIES' PORTFOLIO OR WHICH THE SERIES INTENDS TO PURCHASE, IN ACCORDANCE WITH THE RULES AND REGULATIONS OF THE COMMODITY FUTURES TRADING COMMISSION (THE CFTC). The Series also intend to engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Series. A Series may purchase and sell futures contracts and options thereon for bona fide hedging transactions, except that a Series may purchase and sell futures contracts and options thereon for any other purpose to the extent that the aggregate initial margin and option premiums do not exceed 5% of the liquidation value of the Fund's total assets. In addition, a Series may not purchase or sell futures contracts or purchase options thereon if, immediately thereafter, the sum of initial and net cumulative variation margin on outstanding futures contracts, together with premiums paid on options thereon, would exceed 20% of the total assets of the Series. There are no limitations on the percentage of a portfolio which may be hedged and no limitations on the use of a Series' assets to cover futures contracts and options thereon, except that the aggregate value of the obligations underlying put options will not exceed 50% of a Series' assets.

  Currently, futures contracts are available on several types of fixed-income securities, including U.S. Treasury Bonds and Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills and bank certificates of deposit. Futures contracts are also available on a municipal bond index, based on THE BOND BUYER Municipal Bond Index, an index of 40 actively traded municipal bonds. Each Series may also engage in transactions in other futures contracts that become available, from time to time, in other fixed-income securities or municipal bond indices and in other options on such contracts if the investment adviser believes such contracts and options would be appropriate for hedging investments in municipal obligations.

  THERE CAN BE NO ASSURANCE THAT VIABLE MARKETS WILL CONTINUE OR THAT A LIQUID SECONDARY MARKET WILL EXIST TO TERMINATE ANY PARTICULAR FUTURES CONTRACT AT ANY SPECIFIC TIME. If it is not possible to close a futures position entered into by a Series, the Series will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Series had insufficient cash, it might have to sell portfolio securities to meet daily variation margin requirements at a time when it might be disadvantageous to do so. The inability to close futures positions also could have an adverse impact on the ability of a Series to hedge effectively. There is also a risk of loss by a Series of margin deposits in the event of bankruptcy of a broker with whom the Series has an open position in a futures contract.

  THE SUCCESSFUL USE OF FUTURES CONTRACTS AND OPTIONS THEREON BY A SERIES IS SUBJECT TO VARIOUS ADDITIONAL RISKS. Any use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and movements in interest rates and, in turn, the prices of the securities that are the subject of the hedge. If the price of the futures contract moves more or less than the price of the security that is the subject of the hedge, the Series will experience a gain or loss that will not be completely offset by movements in the price of the security. The risk of imperfect correlation is greater where the securities underlying futures contracts are taxable securities (rather than municipal securities), are issued by companies in different market sectors or have different maturities, ratings or geographic mixes than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index which serves as the basis for a futures contract. Finally, if the price of the security that is subject to the hedge were to move in a favorable direction, the advantage to the Series would be partially offset by the loss incurred on the futures contract.

  RISKS OF HEDGING STRATEGIES

  PARTICIPATION IN THE OPTIONS OR FUTURES MARKETS INVOLVES INVESTMENT RISKS AND TRANSACTION COSTS TO WHICH A SERIES WOULD NOT BE SUBJECT ABSENT THE USE OF THESE STRATEGIES. A SERIES, AND THUS AN INVESTOR, MAY LOSE MONEY THROUGH UNSUCCESSFUL USE OF THESE STRATEGIES. If the investment adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of futures contracts and options thereon include (1) dependence on the investment adviser's ability to predict correctly movements in the direction of interest rates and securities prices or the movement in indicies; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain cover or to segregate securities in connection with hedging transactions. See "Investment Objectives and Policies" in the Statement of Additional Information.

OTHER INVESTMENTS AND POLICIES

  GENERAL

  EACH SERIES MAY INVEST MORE THAN 5% OF ITS NET ASSETS IN FLOATING RATE AND VARIABLE RATE SECURITIES, INCLUDING PARTICIPATION INTERESTS THEREIN. Floating and variable rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills or the prime rate at a major commercial bank. These securities also allow the holder to demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount the Series paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate. The interest rate on floating rate securities changes whenever there is a change in the designated base interest rate.

  Each Series may also invest in inverse floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. The market for inverse floaters is relatively new.

  Each Series may purchase a rating from an NRSRO for non-rated securities. The purchase of a rating is expected to enhance the value of the security for which the rating is purchased. The cost of purchasing a rating is an expense of the Series.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  Each Series may purchase municipal obligations on a when-issued or delayed delivery basis and may from time to time sell obligations on a delayed delivery basis, in each case without limit. When municipal obligations are offered on a when-issued or delayed delivery basis, the price and coupon rate are fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no interest accrues to the purchaser. In the case of purchases by a Series, the price that the Series is required to pay on the settlement date may be in excess of the market value of the municipal obligations on that date. While securities may be sold prior to the settlement date, each Series intends to purchase these securities with the purpose of actually acquiring them unless a sale would be desirable for investment reasons. At the time a Series makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the obligation, each day, in determining its NAV. This value may fluctuate from day to day in the same manner as values of municipal obligations otherwise held by the Series. If the seller defaults in the sale, the Series could fail to realize the appreciation, if any, that had occurred. Each Series will establish a segregated account in which it will maintain cash or other liquid assets having a value equal to or greater than the Series' purchase commitments.

  As in the case of purchases, the price of the municipal obligations sold on a delayed delivery basis is determined at the time of the commitment. The price that a Series may be required to accept on the settlement date may be less than the market value of the obligation on that date.

  Each Series may also purchase municipal forward contracts. A municipal forward contract is a municipal security which is purchased on a when-issued basis with delivery taking place up to five years from the date of purchase. The investment adviser will monitor the liquidity, value, credit quality and delivery of the security under the supervision of the Trustees.

  MUNICIPAL LEASE OBLIGATIONS

  Each Series may invest in municipal lease obligations. A municipal lease obligation is a municipal security the interest on and principal of which is payable out of lease payments made by the party leasing the facilities financed by the issue. Typically, municipal lease obligations are issued by a state or municipal financing authority to provide funds for the construction of facilities (E.G., schools, dormitories, office buildings or prisons) or the acquisition of equipment. The facilities are typically used by the state or municipality pursuant to a lease with a financing authority. Certain municipal lease obligations may trade infrequently. Accordingly, the investment adviser will monitor the liquidity of municipal lease obligations under the supervision of the Trustees. See "Illiquid Securities" below.

  LIQUIDITY PUTS

  Each Series may purchase and exercise puts on municipal bonds and notes without limit. Puts give the Series the right to sell the securities at a specified exercise price on a specified date. Puts may be acquired to reduce the volatility of the market value of the securities subject to the puts, but the acquisition of the puts may involve an additional cost to the Series. See "Investment Objectives and Policies" in the Statement of Additional Information.

  REPURCHASE AGREEMENTS

  Each Series may on occasion enter into repurchase agreements, whereby the seller of a security agrees to repurchase that security from the Series at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Series' money is invested in the repurchase agreement. The Series' repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily and, if the value of the instruments declines, the Series will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Series may incur a loss. Each Series participates in a joint repurchase account with other investment companies managed by PIFM pursuant to an order of the Commission.

  SECURITIES OF OTHER INVESTMENT COMPANIES

  Each Series may invest up to 10% of its total assets in securities of other investment companies. To the extent that a Series does invest in securities of other investment companies, shareholders of the Series may be subject to duplicate management and advisory fees.

  ILLIQUID SECURITIES

  Each Series may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Securities, including municipal lease obligations, that have a readily available market are not considered illiquid for purposes of this limitation. The Subadviser will monitor the liquidity of such restricted securities under the supervision of the Trustees. A Series' investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing Rule 144A securities. See "Investment Restrictions" in the Statement of Additional Information. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

  Municipal lease obligations will not be considered illiquid for purposes of the each Series' 15% limitation on illiquid securities provided the investment adviser determines that there is a readily available market for such securities. In reaching liquidity decisions, the investment adviser will consider, INTER ALIA, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). With respect to municipal lease obligations, the investment adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) in the case of unrated municipal lease obligations, an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be cancelled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (E.G., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (E.G., the potential for an event of nonappropriation); (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the investment adviser.

  SECURITIES LENDING

  The Fund may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of the Fund in an amount equal to at least 100%, determined daily, of the market value of the securities loaned which are segregated pursuant to applicable regulations. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. The Fund will not lend more than 33% of the value of its total assets. See "Portfolio Characteristics--Lending of Securities" in the Statement of Additional Information. The Fund may pay reasonable administration and custodial fees in connection with a loan.

  PORTFOLIO TURNOVER

  The Series do not expect to trade in securities for short-term gain. It is anticipated that the annual portfolio turnover rate will not exceed 150%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of a Series' portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover (over 100%) of a Series may involve correspondingly greater brokerage commissions (or markups) and other transaction costs, which will be borne directly by that Series. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

INVESTMENT RESTRICTIONS

  Each Series is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of each Series' outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.

                            HOW THE FUND IS MANAGED

  THE FUND HAS TRUSTEES WHO, IN ADDITION TO OVERSEEING THE ACTIONS OF THE FUND'S MANAGER, SUBADVISER AND DISTRIBUTOR, AS SET FORTH BELOW, DECIDE UPON MATTERS OF GENERAL POLICY. THE FUND'S MANAGER CONDUCTS AND SUPERVISES THE DAILY BUSINESS OPERATIONS OF THE FUND. THE FUND'S SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

  For the fiscal year ended April 30, 1998, the total expenses as a percentage of average net assets were .62%, 1.02%, 1.27% and .52% of the Class A, Class B, Class C and Class Z shares, respectively, of the High Income Series, .69%, 1.09%, 1.34% and .60% of the Class A, Class B, Class C and Class Z shares, respectively, of the Insured Series, and 1.31%, 1.71%, 1.96% and 1.21% of the Class A, Class B, Class C and Class Z shares, respectively, of the Intermediate Series. See "Financial Highlights."

MANAGER

  PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE FUND AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF .50 OF 1% OF THE AVERAGE DAILY NET ASSETS OF EACH SERIES UP TO $1 BILLION AND .45 OF 1% OF THE AVERAGE DAILY NET ASSETS OF EACH SERIES IN EXCESS OF $1 BILLION. PIFM is organized in New York as a limited liability company. It is the successor to Prudential Mutual Fund Management, Inc., which transferred its assets to PIFM in September 1996. For the fiscal year ended April 30, 1998, PIFM received a management fee of .45%, .48% and .48% of average daily net assets on behalf of the High Income Series, Insured Series and Intermediate Series, respectively. See "Manager" in the Statement of Additional Information.

  PIFM may from time to time waive its management fee and subsidize operating expenses of a Series. PIFM has agreed to waive 10% of its management fee (approximately .05 of 1% of average net assets, as annualized), with respect to the High Income Series. See "Fund Expenses." The Fund is not required to reimburse PIFM for such fee waiver. Fee waivers and expense subsidies will increase a Series' yield and total return. See "How the Fund Calculates Performance."

  As of May 31, 1998, PIFM served as the manager to 45 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $65 billion.

  UNDER THE MANAGEMENT AGREEMENT WITH THE FUND, PIFM MANAGES THE INVESTMENT OPERATIONS OF EACH SERIES OF THE FUND AND ALSO ADMINISTERS THE FUND'S BUSINESS AFFAIRS. See "Manager" in the Statement of Additional Information.

  UNDER A SUBADVISORY AGREEMENT BETWEEN PIFM AND THE PRUDENTIAL INVESTMENT CORPORATION (PIC), DOING BUSINESS AS PRUDENTIAL INVESTMENTS (PI, THE SUBADVISER OR THE INVESTMENT ADVISER), THE SUBADVISER FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE FUND AND IS REIMBURSED BY PIFM FOR ITS REASONABLE COSTS AND EXPENSES INCURRED IN PROVIDING SUCH SERVICES. PIC's address is Prudential Plaza, Newark, New Jersey 07102-3777. Under the Management Agreement, PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the Subadviser's performance of such services.

  The current portfolio manager of the High Income Series is Peter J. Allegrini, a Managing Director of Prudential Investments, a business group of PIC. Mr. Allegrini has managed the Series' portfolio since July 1994. From 1982 to 1986, he was employed by Fidelity Investments as a senior bond analyst and, from 1986 to 1994, he was a portfolio manager, most recently of Fidelity Advisor High Income Municipal Fund, and has been employed by PIC since 1994. Mr. Allegrini has responsibility for the day-to-day management of the Series' portfolio. The current portfolio manager of the Insured Series is Christian Smith. Mr. Smith has responsibility for the day-to-day management of the Series' portfolio. He has managed the Series' portfolio since October 1997 and has been employed by PIC in various capacities since 1988. The current portfolio managers of the Intermediate Series are Peter Allegrini and Scott Diamond, who share responsibility for the day-to-day management of the Series' portfolio. They have managed the portolio since October 1997. Mr. Diamond has been employed by PIC in various capacities since 1993.

  PIFM and PIC are indirect wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR

  PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (THE DISTRIBUTOR), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS A LIMITED LIABILITY COMPANY ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND SERVES AS THE DISTRIBUTOR OF THE SHARES OF EACH SERIES OF THE FUND. IT IS A WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL. Prudential Securities Incorporated (Prudential Securities), One Seaport Plaza, New York, New York 10292, previously served as distributor of Fund shares. It is an indirect, wholly-owned subsidiary of Prudential.

  UNDER SEPARATE DISTRIBUTION AND SERVICE PLANS (THE CLASS A PLAN, THE CLASS B PLAN AND THE CLASS C PLAN, COLLECTIVELY, THE PLANS) ADOPTED BY THE FUND UNDER RULE 12b-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AGREEMENT (THE DISTRIBUTION AGREEMENT), THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE CLASS A, CLASS B AND CLASS C SHARES. THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE FUND'S CLASS Z SHARES UNDER THE DISTRIBUTION AGREEMENT, NONE OF WHICH IS REIMBURSED BY OR PAID FOR BY THE FUND. These expenses include commissions and account servicing fees paid to, or on account of, Dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of the Fund's shares, including lease, utility, communications and sales promotion expenses. Certain Dealers are paid higher fees than others with respect to Class A shares pursuant to separate agreements with the Distributor.

  Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

  The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis Dealers in consideration for the distribution, marketing, administrative and other services and activities provided by Dealers with respect to the promotion of the sale of the Fund's shares and the maintenance of related shareholder accounts.

  UNDER THE CLASS A PLAN, EACH SERIES MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED ACTIVITIES WITH RESPECT TO CLASS A SHARES AT AN ANNUAL RATE OF UP TO .30 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES OF THE SERIES. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of up to .25 of 1%) may not exceed
 .30 of 1% of the average daily net assets of the Class A shares.

  UNDER THE CLASS B AND CLASS C PLANS, EACH SERIES MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED ACTIVITIES WITH RESPECT TO CLASS B AND CLASS C SHARES AT AN ANNUAL RATE OF UP TO .50 OF 1% AND UP TO 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS B AND CLASS C SHARES, RESPECTIVELY. The Class B Plan provides for the payment to the Distributor of (i) an asset-based sales charge of up to .50 of 1% of the average daily net assets of the Class B shares, and
(ii) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares; provided that the total distribution-related fee does not exceed
 .50 of 1%. The Class C Plan provides for the payment to the Distributor of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class C shares, and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholders accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges."

  For the fiscal year ended April 30, 1998, each Series paid distribution expenses of .10%, .50% and .75% of the average daily net assets of the Class A, Class B and Class C shares, respectively. The Series record all payments made under the Plans as expenses in the calculation of net investment income. See "Distributor" in the Statement of Additional Information.

  Distribution expenses attributable to the sale of Class A, Class B and Class C shares of each Series will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B and Class C shares of the Series other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

  Each Plan provides that it shall continue in effect from year to year provided that a majority of the Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the Rule 12b-1

Trustees), vote annually to continue the Plan. Each Plan may be terminated with respect to a Series at any time by vote of a majority of the Rule 12b-1 Trustees or of a majority of the outstanding shares of the applicable class of the Series. The Series will not be obligated to pay distribution and service fees incurred under any Plan if it is terminated or not continued.

  In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to Dealers and other persons which distribute shares of the Fund (including Class Z shares). Such payments may be calculated by reference to the NAV sold by such persons or otherwise.

  The Distributor is subject to the rules of the National Association of Securities Dealers, Inc. governing maximum sales charges. See "Distributor" in the Statement of Additional Information.

FEE WAIVERS AND SUBSIDY

  PIFM may from time to time voluntarily waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. Effective August 31, 1997, PIFM discontinued its waiver of 10% of its management fee related to the Insured Series and Intermediate Series. The Distributor has voluntarily waived a portion of its distribution fees for the Class A and Class C shares as described under "Fund Expenses." Fee waivers and expense subsidies will increase the Fund's total return. Any such waivers may be terminated at any time without prior notice to shareholders. See "Performance Information" in the Statement of Additional Information and "Fund Expenses."

PORTFOLIO TRANSACTIONS

  Affiliates of the Distributor may act as brokers or futures commission merchants for the Fund, provided that the commissions, fees or other remuneration they receive are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the portfolio securities and cash of each Series and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.

  Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and in those capacities maintains certain books and records for the Fund. PMFS is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15035, New Brunswick, New Jersey 08906-5005.

YEAR 2000

  The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, the Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of outside service providers, will be adapted in time for that event.

                         HOW THE FUND VALUES ITS SHARES

  EACH SERIES' NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. NAV IS CALCULATED SEPARATELY FOR EACH CLASS. THE TRUSTEES HAVE FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE SERIES' NAV TO BE AS OF 4:15 P.M., NEW YORK TIME.

  Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Trustees. Securities may also be valued based on values provided by a pricing service. See "Net Asset Value" in the Statement of Additional Information.

  Each Series will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Series or days on which changes in the value of the Series' portfolio securities do not materially affect the NAV.

  Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different dividends. As long as the Series declare dividends daily, the NAV of the Class A, Class B, Class C and Class Z shares will generally be the same. It is expected, however, that the Series' dividends will differ by approximately the amount of any distribution and/or service fee expense accrual differential among the classes.

                      HOW THE FUND CALCULATES PERFORMANCE

  FROM TIME TO TIME THE FUND MAY ADVERTISE THE YIELD, TAX EQUIVALENT YIELD AND TOTAL RETURN (INCLUDING AVERAGE ANNUAL TOTAL RETURN AND AGGREGATE TOTAL RETURN) OF A SERIES IN ADVERTISEMENTS OR SALES LITERATURE. YIELD, TAX EQUIVALENT YIELD AND TOTAL RETURN ARE CALCULATED SEPARATELY FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES. THESE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The yield refers to the income generated by an investment in a Series over a 30-day period. This income is then annualized; that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The tax equivalent yield is calculated similarly to the yield, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to a Series. The total return shows how much an investment in a Series would have increased (decreased) over a specified period of time (I.E., one, five or ten years or since inception of the Series) assuming that all distributions and dividends by the Series were reinvested on the reinvestment dates during the period and less all recurring fees. The aggregate total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance and takes into account any applicable initial or contingent deferred sales charges. Neither average annual total return nor aggregate total return takes into account any federal or state income taxes which may be payable upon redemption. The Fund also may include comparative performance information in advertising or marketing the shares of each Series. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information. Further performance information is contained in the Series' annual and semi-annual reports to shareholders, which may be obtained without charge. See "Shareholder Guide-- Shareholder Services--Reports to Shareholders."

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

  TAXATION OF THE FUND

  EACH SERIES OF THE FUND HAS QUALIFIED AND INTENDS TO REMAIN QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE. ACCORDINGLY, EACH SERIES WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON ITS NET TAXABLE INVESTMENT INCOME AND NET CAPITAL GAINS, IF ANY, THAT IT DISTRIBUTES TO ITS SHAREHOLDERS. TO THE EXTENT NOT DISTRIBUTED BY A SERIES, NET TAXABLE INVESTMENT INCOME AND CAPITAL GAINS ARE TAXABLE TO THE SERIES. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  To the extent a Series invests in taxable obligations, it will earn taxable investment income. Also, to the extent a Series sells securities or engages in hedging transactions in futures contracts and options thereon, it may earn both short-term and long-term capital gain or loss. Capital gain or loss may also arise upon the sale of municipal securities, as well as taxable obligations. Under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts (Section 1256 contracts). At the end of each year, such investments held by the Series will be required to be marked to market for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  Gain or loss realized by the Series from the sale of securities generally will be treated as capital gain or loss; however, gain from the sale of certain securities (including municipal obligations) will be treated as ordinary income to the extent of any market discount. Market discount generally is the difference, if any, between the price paid by the Series for the security and the principal amount of the security (or, in the case of a security issued at an original issue discount, the revised issue price of the security). The market discount rule does not apply to any security that was acquired by the Series at its original issue.

  TAXATION OF SHAREHOLDERS

  In general, the character of tax-exempt interest distributed by each Series will flow through as tax-exempt interest to its shareholders provided that 50% or more of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations, the interest on which is excluded from gross income for federal income tax purposes. During normal market conditions, at least 80% of each Series' net assets will be invested in such obligations. See "How the Fund Invests--Other Investments and Policies."

  Any dividends out of net taxable investment income, together with distributions of net short-term gains (I.E., the excess of net short-term capital gains over net long-term capital losses) distributed to shareholders, will be taxable as ordinary income to the shareholder whether or not reinvested. Any capital gains (I.E., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses) distributed to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held for more than 18 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

  Any gain or loss realized upon the sale or redemption of a Series' shares by a shareholder who is not a dealer in securities will be treated as capital gain or loss. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months, gain taxable at the maximum rate of 28% if such shares were held for more than 12, but not more than 18 months, and gain taxable at the maximum rate of 20% if such shares were held for more than 18 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such capital loss will be treated as long-term capital loss if the shares have been held for more than one year and otherwise as short-term capital loss. Any loss realized by a shareholder upon the sale of shares of a Series held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to such shares and treated as long-term capital loss to the extent of capital gains distributions received by the shareholder.

  Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

  A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

  CERTAIN INVESTORS MAY INCUR FEDERAL ALTERNATIVE MINIMUM TAX LIABILITY AS A RESULT OF THEIR INVESTMENT IN THE FUND. Tax-exempt interest from certain municipal obligations (I.E., certain private activity bonds issued after August 7, 1986) will be treated as an item of tax preference for purposes of the alternative minimum tax. The Fund anticipates that, under regulations to be promulgated, items of tax preference incurred by a Series which has invested in such municipal obligations will be attributed to the Series' shareholders, although some portion of such items could be allocated to the Series itself. Depending upon each shareholder's individual circumstances, the attribution of items of tax preference incurred by a Series could result in liability for the shareholder for the alternative minimum tax. Similarly, a Series could be liable for the alternative minimum tax for items of tax preference attributed to it.

  With the exception of the High Income Series, the Fund intends to minimize the investment of each Series in municipal obligations of the type that will produce items of tax preference. With respect to the High Income Series, however, it is anticipated that a substantial portion of the Series' assets will be invested in such obligations.

  Distributions relating to interest on all municipal obligations will be included in a corporate shareholder's current earnings for purposes of the adjustment for current earnings for alternative minimum tax purposes. Corporate shareholders should consult with their tax advisers with respect to this potential adjustment.

  The Fund has obtained opinions of counsel to the effect that neither (i) the conversion of Class B shares into Class A shares nor (ii) the exchange of any class of the Fund's shares for any other class of its shares constitutes a taxable event for federal income tax purposes. However, such opinions are not binding on the Internal Revenue Service.

  WITHHOLDING TAXES

  Under the Internal Revenue Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of redemption proceeds on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholders' status under the federal income tax law. Withholding generally is also required on taxable dividends and capital gains distributions made by a Series.

  Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual, a foreign corporation or a foreign partnership (foreign shareholder) are subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain dividends paid to a foreign shareholder are generally not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder.

  Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state, local or foreign taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  DIVIDENDS AND DISTRIBUTIONS

  THE FUND EXPECTS TO DECLARE DAILY AND PAY MONTHLY DIVIDENDS OF NET INVESTMENT INCOME, IF ANY, AND MAKE DISTRIBUTIONS AT LEAST ANNUALLY OF ANY NET CAPITAL GAINS. Dividends paid by each Series with respect to each class of shares, to the extent dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that each class (other than Class Z) will bear its own distribution charges, generally resulting in lower dividends for Class B and Class C shares in relation to Class A shares and lower dividends for Class A shares in relation to Class Z shares. Distributions of net capital gains, if any, will be paid in the same amount for each class of shares. See "How the Fund Values its Shares."

  DIVIDENDS AND DISTRIBUTIONS WILL BE PAID IN ADDITIONAL SHARES OF A SERIES BASED ON THE NAV OF EACH CLASS ON THE PAYMENT DATE, OR SUCH OTHER DATE AS THE TRUSTEES MAY DETERMINE, UNLESS THE SHAREHOLDER ELECTS IN WRITING NOT LESS THAN FIVE BUSINESS DAYS PRIOR TO THE RECORD DATE TO RECEIVE SUCH DIVIDENDS AND DISTRIBUTIONS IN CASH. Such election should be submitted to Prudential Mutual Fund Services LLC, Attention: Account Maintenance, P.O. Box 15035, New Brunswick, New Jersey 08906-5015. The Fund will notify each shareholder after the close of the Fund's taxable year both of the dollar amount and the taxable status of that year's dividends and distributions on a per share basis.

  Any taxable dividends or distributions of net capital gains paid shortly after a purchase by an investor will have the effect of reducing the NAV of the investor's shares by the per share amount of the dividends or distributions. Such dividends or distributions, although in effect a return of invested principal, are subject to federal income taxes. Accordingly, prior to purchasing shares of a Series, an investor should carefully consider the impact of taxable dividends and capital gains distributions which are expected to be or have been announced.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

  THE FUND IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY COMPRISED OF THREE SERIES WHICH WAS ORGANIZED UNDER THE LAWS OF MASSACHUSETTS ON NOVEMBER 3, 1986 AS AN UNINCORPORATED BUSINESS TRUST, A FORM OF ORGANIZATION THAT IS COMMONLY CALLED A MASSACHUSETTS BUSINESS TRUST. THE FUND IS AUTHORIZED TO ISSUE AN UNLIMITED NUMBER OF SHARES, DIVIDED INTO FOUR CLASSES, DESIGNATED CLASS A, CLASS B, CLASS C AND CLASS Z. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges or distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively to a limited group of investors. See "How the Fund is Managed--Distributor." In accordance with the Fund's Declaration of Trust, the Trustees may authorize the creation of additional series and classes of shares within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.

  Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." Each share of each class of each Series is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of beneficial interest in each Series is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees. The Fund's shares do not have cumulative voting rights for the election of Trustees.

  THE FUND DOES NOT INTEND TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS OTHERWISE REQUIRED BY LAW. THE FUND WILL NOT BE REQUIRED TO HOLD MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF TRUSTEES IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OF THE FUND'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE TRUSTEES OR TO TRANSACT ANY OTHER BUSINESS.

  The Declaration of Trust and the By-Laws of the Fund are designed to make the Fund similar in certain respects to a Massachusetts business corporation. The principal distinction between a Massachusetts business corporation and a Massachusetts business trust relates to shareholder liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund, which is not the case with a corporation. The Declaration of Trust of the Fund provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written obligation, contract, instrument or undertaking made by the Fund shall contain a provision to the effect that the shareholders are not individually bound thereunder.

ADDITIONAL INFORMATION

  This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the office of the Commission in Washington, D.C.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

  YOU MAY PURCHASE SHARES OF EACH SERIES OF THE FUND THROUGH THE DISTRIBUTOR, THROUGH DEALERS, OR DIRECTLY FROM THE FUND THROUGH ITS TRANSFER AGENT, PRUDENTIAL MUTUAL FUND SERVICES LLC (PMFS OR THE TRANSFER AGENT) ATTENTION:
INVESTMENT SERVICES, P.O. BOX 15035, NEW BRUNSWICK, NEW JERSEY 08906-5020. The purchase price is the NAV next determined following receipt of an order in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts); by the Distributor, your Dealer or the Transfer Agent, plus a sales charge which, at your option, may be imposed either
(i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. Payments may be made by wire, check or through your brokerage account. See "Alternative Purchase Plan" below. See also "How the Fund Values its Shares."

  In order to receive that day's NAV, your order must be received before the Fund's NAV is computed (currently 4:15 P. M., New York time). If you purchase shares through your Dealer, the Dealer must receive your order before the Fund's NAV is computed that day and must transmit the order to the Distributor that same day for you to receive that day's NAV.

  An investment in the Series may not be appropriate for tax-exempt or tax-deferred investors. Such investors should consult their own tax advisers.

  The minimum initial investment is $1,000 for Class A and Class B shares and $5,000 for Class C shares except that the minimum initial investment for Class C shares may be waived from time to time. There is no minimum investment requirement for Class Z shares. The minimum subsequent investment is $100 for all classes, except for Class Z shares, for which there is no minimum. All minimum investment requirements are waived for certain employee savings plans. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Services" below.

  The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.

  If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares in street name with their Dealer will not receive share certificates.

  Your Dealer is responsible for forwarding payment promptly to the Fund. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the third business day following the placement of the order.

  Dealers may charge their customers a separate fee for processing purchases and redemptions. In addition, transactions in Fund shares may be subject to postage and handling charges imposed by your Dealer. Any such charges are retained by the Dealer and are not remitted to the Fund.

  PURCHASE BY WIRE. For an initial purchase of shares of the Fund by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company, Boston, Massachusetts, Custody and Shareholder Services Division,
Attention: Prudential Municipal Bond Fund, specifying on the wire the account number assigned by PMFS and your name and identifying the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares) and the name of the Series.

  If you arrange for receipt by State Street of Federal Funds prior to the calculation of NAV (4:15 P.M., New York time), on a business day, you may purchase shares of a Series as of that day. See "Net Asset Value" in the Statement of Additional Information.

  In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Municipal Bond Fund, the name of the Series, Class A, Class B, Class C or Class Z shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing Federal Funds. The minimum amount which may be invested by wire is $1,000.

ALTERNATIVE PURCHASE PLAN

  THE FUND OFFERS THROUGH THIS PROSPECTUS FOUR CLASSES OF SHARES (CLASS A, CLASS B, CLASS C AND CLASS Z SHARES) WHICH ALLOWS YOU TO CHOOSE THE MOST BENEFICIAL SALES CHARGE STRUCTURE FOR YOUR INDIVIDUAL CIRCUMSTANCES, GIVEN THE AMOUNT OF THE PURCHASE AND THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES AND OTHER RELEVANT CIRCUMSTANCES (ALTERNATIVE PURCHASE PLAN).

                                                     ANNUAL 12b-1 FEES
                                                    (AS A % OF AVERAGE
                                                           DAILY
                       SALES CHARGE                     NET ASSETS)                  OTHER INFORMATION
          --------------------------------------  -----------------------  --------------------------------------
CLASS A   Maximum initial sales charge of 3% of   .30 of 1% (Currently     Initial sales charge waived or reduced
          the public offering price               being charged at a rate  for certain purchases
                                                  of .10 of 1%)
CLASS B   Maximum contingent deferred sales       .50 of 1%                Shares convert to Class A shares
          charge or CDSC of 5% of the lesser of                            approximately seven years after
          the amount invested or the redemption                            purchase
          proceeds; declines to zero after six
          years
CLASS C   Maximum CDSC of 1% of the lesser of     1% (Currently being      Shares do not convert to another class
          the amount invested or the redemption   charged at a rate of
          proceeds on redemptions made within     .75 of 1%)
          one year of purchase
CLASS Z   None                                    None                     Sold to a limited group of investors

  The four classes of shares represent an interest in the same portfolio of investments of each Series and have the same rights, except that (i) each class is subject to different sales charges and distribution and/or service fees (with the exception of Class Z shares, which are not subject to any distribution or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, and (iii) only Class B shares have a conversion feature. The four classes also have separate exchange privileges. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee (if any) of each class. Class B and Class C shares bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A and Class Z shares.

  Dealers, financial advisers and other sales agents who sell shares of the Series will receive different compensation for selling Class A, Class B, Class C and Class Z shares and will generally receive more compensation initially for selling Class A and Class B shares than for selling Class C or Class Z shares.

  IN SELECTING A PURCHASE ALTERNATIVE, YOU SHOULD CONSIDER, AMONG OTHER THINGS,
(1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge,

(4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately seven years after purchase (see "Conversion Feature--Class B Shares" below).

  The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Series:

  If you intend to hold your investment in a Series for less than 5 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales charge of 3% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

  If you intend to hold your investment for more than 5 years and do not qualify for a reduced sales charge on Class A shares, since Class B shares convert to Class A shares approximately 7 years after purchase and because all of your money would be invested initially in the case of Class B shares, you should consider purchasing Class B shares over either Class A or Class C shares.

  If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B and Class C shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

  If you do not qualify for a reduced sales charge on Class A shares and you purchase Class C shares, you would have to hold your investment for more than 4 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares to exceed the initial sales charge plus cumulative annual distribution-related fee on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

  ALL PURCHASES OF $1 MILLION OR MORE, EITHER AS PART OF A SINGLE INVESTMENT OR UNDER RIGHTS OF ACCUMULATION OR LETTERS OF INTENT, MUST BE FOR CLASS A SHARES UNLESS THE PURCHASER IS ELIGIBLE TO PURCHASE CLASS Z SHARES. See "Reduction and Waiver of Initial Sales Charges" and "Class Z Shares" below.

  CLASS A SHARES

  The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:

                          SALES CHARGE AS   SALES CHARGE AS   DEALER CONCESSION
                           PERCENTAGE OF     PERCENTAGE OF    AS PERCENTAGE OF
   AMOUNT OF PURCHASE     OFFERING PRICE    AMOUNT INVESTED    OFFERING PRICE
------------------------  ---------------   ---------------   -----------------
Less than $99,999               3.00%             3.09%              3.00%
$100,000 to $249,999            2.50              2.56               2.50
$250,000 to $499,999            1.50              1.52               1.50
$500,000 to $999,999            1.00              1.01               1.00
$1,000,000 and above            None              None               None

  The Distributor may reallow the entire sales charge to Dealers. Dealers may be deemed to be underwriters, as that term is defined under federal securities laws. The Distributor reserves the right, without prior notice to any Dealer, to suspend or eliminate Dealer concessions or commissions.

  In connection with the sale of Class A shares at NAV (without payment of an initial sales charge), the Manager, the Distributor or one of their affiliates may pay Dealers, financial advisers and other persons which distribute shares a finders' fee from its own resources based on a percentage of the NAV of shares sold by such persons.

  REDUCTION AND WAIVER OF INITIAL SALES CHARGES. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

  OTHER WAIVERS. Class A shares may be purchased at NAV, through the Distributor, Dealers or the Transfer Agent, by the following persons: (a) officers of the Prudential Mutual Funds (including the Fund), (b) employees of the Distributor and PIFM and their subsidiaries and members of the families of such persons who maintain an employee related account at the Transfer Agent, (c) employees of subadvisers of the Prudential Mutual Funds provided that the purchases at NAV are permitted by such person's employer, (d) Prudential employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (e) registered representatives and employees of Dealers, provided that purchases at NAV are permitted by such person's employer, (f) investors previously eligible to purchase Class A shares at NAV because of their participation in programs sponsored by an affiliate of the Distributor for certain retirement plan or deferred compensation plan participants, (g) orders placed by broker-dealers, investment advisers or financial planners who have entered into an agreement with the Distributor, who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (E.G., mutual fund wrap or asset allocation programs), and (h) orders placed by clients of broker-dealers, investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner on the books and records of the broker-dealer, investment adviser or financial planner (E.G., mutual fund supermarket programs).

  For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale, either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the Dealer facilitating the transaction that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

  CLASS B AND CLASS C SHARES

  The offering price of Class B and Class C shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order by the Transfer Agent, your Dealer or the Distributor. Although there is no sales charge imposed at the time of purchase, redemptions of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares--Contingent Deferred Sales Charges." The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to Dealers, financial advisers and other persons who sell Class B shares at the time of sale from its own resources. This facilitates the ability of the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. See "How the Fund is Managed--Distributor." In connection with the sale of Class C shares, the Distributor will pay, from its own resources, dealers, financial advisers and other persons which distribute Class C shares a sales commission of up to 1% of the purchase price at the time of the sale.

  CLASS Z SHARES

  Class Z shares of the Fund are currently available for purchase by the following categories of investors:

(i) participants in any fee-based program or trust program sponsored by any affiliate of the Distributor which includes mutual funds as investment options and for which the Fund is an available option; (ii) current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund); and
(iii) employees of an affiliate of the Distributor who participate in an employer-sponsored employee saving plan. After a Benefit Plan qualifies to purchase Class Z shares, all subsequent purchases will be for Class Z shares.

  In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay Dealers, financial advisers and other persons which distribute shares a finders' fee, from its own resources, based on a percentage of the NAV of shares sold by such persons.

HOW TO SELL YOUR SHARES

  YOU CAN REDEEM YOUR SHARES OF EACH SERIES OF THE FUND AT ANY TIME FOR CASH AT THE NAV NEXT DETERMINED AFTER THE REDEMPTION REQUEST IS RECEIVED IN PROPER FORM (IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRANSFER AGENT IN CONNECTION WITH INVESTORS' ACCOUNTS) BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER. SEE "HOW THE FUND VALUES ITS SHARES." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge, as described below. See "Contingent Deferred Sales Charges" below. If you are redeeming your shares through a Dealer, your Dealer must receive your sell order before the Fund computes its NAV for the day (I.E., 4:15 P. M., New York time) in order to receive that day's NAV. Your Dealer will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.

  IF YOU HOLD SHARES IN NON-CERTIFICATE FORM, A WRITTEN REQUEST FOR REDEMPTION SIGNED BY YOU EXACTLY AS THE ACCOUNT IS REGISTERED IS REQUIRED. IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RECEIVED BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER IN ORDER FOR THE REDEMPTION REQUEST TO BE PROCESSED. IF REDEMPTION IS REQUESTED BY A CORPORATION, PARTNERSHIP, TRUST OR FIDUCIARY, WRITTEN EVIDENCE OF AUTHORITY ACCEPTABLE TO THE TRANSFER AGENT MUST BE SUBMITTED BEFORE SUCH REQUEST WILL BE ACCEPTED. All correspondence and documents concerning redemptions should be sent to the Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15035, New Brunswick, New Jersey 08906-5010, the Distributor or to your Dealer.

  If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an eligible guarantor institution. An eligible guarantor institution includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

  PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE MADE BY CHECK WITHIN SEVEN DAYS AFTER RECEIPT BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER OF THE CERTIFICATE AND/OR WRITTEN REQUEST, EXCEPT AS INDICATED BELOW. IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE CREDITED TO YOUR PRUDENTIAL SECURITIES ACCOUNT, UNLESS YOU INDICATE OTHERWISE. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Commission, by order, so permits, provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

  PAYMENT FOR REDEMPTION OF RECENTLY PURCHASED SHARES WILL BE DELAYED UNTIL THE FUND OR THE TRANSFER AGENT HAS BEEN ADVISED THAT THE PURCHASE CHECK HAS BEEN HONORED, WHICH MAY TAKE UP TO 10 CALENDAR DAYS FROM THE TIME OF RECEIPT OF THE PURCHASE CHECK BY THE FUND OR THE TRANSFER AGENT. SUCH DELAY MAY BE AVOIDED BY PURCHASING SHARES BY WIRE OR BY CERTIFIED OR CASHIER'S CHECK.

  REDEMPTION IN KIND. If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of a Series, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

  INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Trustees may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a NAV of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

  90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of a Series of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. If less than a full repurchase is made, the credit will be on a PRO RATA basis. You must notify the Transfer Agent, either directly or through your Dealer or the Distributor, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charges" below. Exercise of the repurchase privilege may affect the federal tax treatment of any gain or loss realized upon redemption. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  CONTINGENT DEFERRED SALES CHARGES

  Redemptions of Class B shares will be subject to a CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within one year of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares of a Series of the Fund to an amount which is lower than the amount of all payments by you for shares of the Series during the preceding six years, in the case of Class B shares, and one year, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor. See "How the Fund is Managed--Distributor" and "Waiver of Contingent Deferred Sales Charges--Class B Shares" below.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares" below.

  The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                               CONTINGENT DEFERRED
                                                      SALES
                                              CHARGE AS A PERCENTAGE
          YEAR SINCE PURCHASE                 OF DOLLARS INVESTED OR
          PAYMENT MADE                         REDEMPTION PROCEEDS
          -------------------------------    ------------------------
          First..........................               5.0%
          Second.........................               4.0%
          Third..........................               3.0%
          Fourth.........................               2.0%
          Fifth..........................               1.0%
          Sixth..........................               1.0%
          Seventh........................              None

  In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Fund shares made during the preceding six years (five years for Class B shares purchased prior to January 22, 1990); then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

  For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

  For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

  WAIVER OF CONTINGENT DEFERRED SALES CHARGES--CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability. In addition, the CDSC will be waived on redemptions of shares held by a Trustee of the Fund.

  You must notify the Transfer Agent either directly or through your Dealer, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Fund Shares--Waiver of the Contingent Deferred Sales Charge--Class B Shares" in the Statement of Additional Information.

  A quantity discount may apply to redemptions of Class B shares purchased prior to August 1, 1994. See "Purchase and Redemption of Fund Shares--Quantity Discount--Class B Shares Purchased Prior to August 1, 1994" in the Statement of Additional Information.

  SYSTEMATIC WITHDRAWAL PLAN. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase or, for shares purchased prior to March 1, 1997, on March 1 of the current year. The CDSC will be waived (or reduced) on redemptions until this threshold 12% amount is reached.

CONVERSION FEATURE--CLASS B SHARES

  Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative NAV without the imposition of any additional sales charge. The first conversion of Class B shares occurred in February 1995, when the conversion feature was first implemented.

  Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (i) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (ii) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

  For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different NAVs, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (I.E., $1,000 divided by $2,100 (47.62%), multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

  Since annual distribution-related fees are lower for Class A shares than Class B shares, the NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares."

  For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

  The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute preferential dividends under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Series will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

HOW TO EXCHANGE YOUR SHARES

  AS A SHAREHOLDER OF THE FUND, YOU HAVE AN EXCHANGE PRIVILEGE WITH THE OTHER SERIES OF THE FUND AND CERTAIN OTHER PRUDENTIAL MUTUAL FUNDS (THE EXCHANGE PRIVILEGE), INCLUDING ONE OR MORE SPECIFIED MONEY MARKET FUNDS, SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF SUCH FUNDS. CLASS A, CLASS B, CLASS C AND CLASS Z SHARES MAY BE

EXCHANGED FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF THE OTHER SERIES OF THE FUND AND OF ANOTHER FUND ON THE BASIS OF THE RELATIVE NAV. No sales charge will be imposed at the time of the exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature--Class B Shares" above. An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account--Exchange Privilege" in the Statement of Additional Information.

  IN ORDER TO EXCHANGE SHARES BY TELEPHONE, YOU MUST AUTHORIZE TELEPHONE EXCHANGES ON YOUR INITIAL APPLICATION FORM OR BY WRITTEN NOTICE TO THE TRANSFER AGENT AND HOLD SHARES IN NON-CERTIFICATE FORM. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All exchanges will be made on the basis of the relative NAV of the two funds or two Series next determined after the request is received in good order.

  IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RETURNED IN ORDER FOR THE SHARES TO BE EXCHANGED. SEE "HOW TO SELL YOUR SHARES" ABOVE.

  You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15035, New Brunswick, New Jersey 08906-5010.

  IN PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS THE TELEPHONE EXCHANGE OF SHARES MAY BE DIFFICULT TO IMPLEMENT AND YOU SHOULD MAKE EXCHANGES BY MAIL BY WRITING TO PRUDENTIAL MUTUAL FUND SERVICES LLC AT THE ADDRESS NOTED ABOVE.

  SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV (see "Alternative Purchase Plan--Class A Shares--Reduction and Waiver of Initial Sales Charges" above) and for shareholders who qualify to purchase Class Z shares (see "Alternative Purchase Plan--Class Z Shares" above). Under this exchange privilege, amounts representing any Class B and Class C shares (which are not subject to a CDSC) held in such a shareholder's account will be automatically exchanged for Class A shares for shareholders who qualify to purchase Class A shares at NAV, on a quarterly basis, unless the shareholder elects otherwise. Similarly, shareholders who qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through their Dealer that they are eligible for this special exchange privilege.

  Participants in any fee-based program for which the Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at NAV.

  The exchange privilege is not a right and may be suspended, modified or terminated on 60 days' notice to shareholders.

  FREQUENT TRADING. The Fund and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, each Prudential Mutual Fund and the Fund reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading (Market Timers).

  To implement this authority to protect each Series and its shareholders from excessive trading, the Series will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Series or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Series may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.

SHAREHOLDER SERVICES

  In addition to the exchange privilege, as a shareholder of the Fund, you can take advantage of the following services and privileges:

  - AUTOMATIC REINVESTMENTS OF DIVIDENDS AND/OR DISTRIBUTIONS WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested.

  - AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP). Under ASAP, you may make regular purchases of the Fund's shares in amounts as little as $50 via an automatic debit to a bank account. For additional information about this service, you may contact the Transfer Agent directly.

  - SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares-- Contingent Deferred Sales Charges" above.

  - REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. In addition, monthly unaudited financial data is available upon request from the Fund.

  - SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or, from outside the U.S.A., at
(732) 417-7555 (collect).

  For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

                        DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE

  BOND RATINGS

  Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

  Baa: Bonds that are rated Baa are considered as medium grade obligations I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

  Bonds rated within the Aa, A, Baa, Ba and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

  Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  SHORT-TERM DEBT RATINGS

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year.

  P-1: Issuers rated "Prime-1" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

  P-2: Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

  P-3: Issuers rated "Prime-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

  SHORT-TERM RATINGS

  Moody's ratings for tax-exempt notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk.

  MIG 1: Loans bearing the designation MIG 1 are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

  MIG 2: Loans bearing the designation MIG 2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

  MIG 3: Loans bearing the designation MIG 3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.

  MIG 4: Loans bearing the designation MIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATINGS GROUP

  DEBT RATINGS

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  BB, B, CCC, CC AND C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  COMMERCIAL PAPER RATINGS

  S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.

  A-1: The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2: Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

  A-3: Issues with the A-3 designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  MUNICIPAL NOTES

  A municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Municipal notes are rated SP-1, SP-2 or SP-3. The designation SP-1 indicates a very strong capacity to pay principal and interest. Those issues determined to possess extremely strong characteristics are given a plus (+) designation. An SP-2 designation indicates a satisfactory capacity to pay principal and interest. An SP-3 designation indicates speculative capacity to pay principal and interest.

No Dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

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                               TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
FUND HIGHLIGHTS.............................................................    2
  What are the Series' Risk Factors and Special Characteristics?............    2
FUND EXPENSES...............................................................    4
FINANCIAL HIGHLIGHTS........................................................    6
HOW THE FUND INVESTS........................................................   18
  Investment Objectives and Policies........................................   18
  Hedging Strategies........................................................   24
  Other Investments and Policies............................................   25
  Investment Restrictions...................................................   28
HOW THE FUND IS MANAGED.....................................................   28
  Manager...................................................................   29
  Distributor...............................................................   29
  Fee Waivers and Subsidy...................................................   31
  Portfolio Transactions....................................................   31
  Custodian and Transfer and Dividend Disbursing Agent......................   31
  Year 2000.................................................................   31
HOW THE FUND VALUES ITS SHARES..............................................   32
HOW THE FUND CALCULATES PERFORMANCE.........................................   32
TAXES, DIVIDENDS AND DISTRIBUTIONS..........................................   33
GENERAL INFORMATION.........................................................   35
  Description of Shares.....................................................   35
  Additional Information....................................................   36
SHAREHOLDER GUIDE...........................................................   37
  How to Buy Shares of the Fund.............................................   37
  Alternative Purchase Plan.................................................   38
  How to Sell Your Shares...................................................   41
  Conversion Feature--Class B Shares........................................   44
  How to Exchange Your Shares...............................................   44
  Shareholder Services......................................................   46
DESCRIPTION OF SECURITY RATINGS.............................................  A-1

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MF133P

CUSIP Nos.:
                                          Class A: 74435L103; Class B: 74435L202
High Income Series                         Class C: 74435L707 Class Z: 74435L871
                                          Class A: 74435L301; Class B: 74435L400
Insured Series                             Class C: 74435L806 Class Z: 74435L863
                                          Class A: 74435L509; Class B: 74435L608
Intermediate Series                        Class C: 74435L889 Class Z: 74435L855

                                   PRUDENTIAL
                              MUNICIPAL BOND FUND
                                   PROSPECTUS

                                   [GRAPHIC]

                                  JULY 1, 1998

                               HIGH INCOME SERIES

                                 INSURED SERIES

                              INTERMEDIATE SERIES

                                     [LOGO]